As filed with the Securities and Exchange Commission on June 3, 2014
File No. 811-22954

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	☒

Amendment No. 1	☒

HIMCO VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

One Hartford Plaza, Hartford, Connecticut 06155
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (860) 297-6700

Brenda J. Page

Hartford Investment Management Company
One Hartford Plaza
Hartford, Connecticut 06155
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

HIMCO VIT Index Fund

Class IA: [ ]	Class IB: [ ]

Class IA and IB Shares Prospectus [ ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

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HIMCO VIT INDEX FUND

SUMMARY SECTION

INVESTMENT GOAL. The Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
	IA	IB
Maximum sales charge (load) as a percentage of offering price	Not applicable	Not applicable
Maximum deferred sales charge (load)	Not applicable	Not applicable
Exchange fees	None	None

Annual Fund Operating Expenses (1)

(expenses that are deducted from the fund’s assets)

	IA	IB
Management fees	0.30%	0.30%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.35%	0.60%
Fee waiver and/or expense reimbursement (2)	0.02%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement (2)	0.33%	0.58%

(1)         Fees and expenses have been restated to reflect current fees.

(2)         Hartford Investment Management Company has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses as follows:  0.33% (Class IA) and 0.58% (Class IB). This contractual arrangement will remain in effect until April 30, 2016, and shall renew automatically for one-year terms unless the adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IA	$34	$109	$193	$441
IB	$59	$188	$331	$748

PORTFOLIO TURNOVER.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund uses the Standard & Poor’s 500 Index (the “Index”) as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the Fund’s investment manager, Hartford Investment Management Company (“Hartford Investment Management”), is representative of the performance of publicly-traded common stocks. Therefore, the Fund attempts to approximate the capital performance and dividend income of the Index. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the Fund’s portfolio after taking into account their individual weights in the Index. Hartford Investment Management does not attempt to “manage” the Fund’s portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless,

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of course, the company is removed from the Index.  Additionally, due to an internal policy of the investment manager, the Fund does not invest in the stock of The Hartford Financial Services Group, Inc. (HIG), a component of the Index. Accordingly, the investment manager is unable to track the Index in its entirety, which may affect the Fund’s performance. The investment manager re-allocates the Fund’s exposure to HIG across the Life/Health, Property/Casualty and Multi-line Insurance industries.

MAIN RISKS.  The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s statutory prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Index Strategy Risk —The Fund is not actively managed, but instead is designed to match its index.  Therefore, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund’s portfolio.  The Fund will remain invested in stocks even when stock prices are generally falling.

Tracking Error Risk  — The Fund’s performance may not match or correlate to that of its reference index, either on a daily or aggregate basis. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s portfolio and the component securities of the index, rounding of share prices, asset valuation, timing variances, changes to the composition of the Index and regulatory requirements may cause the Fund’s performance to diverge from the performance of the index. Tracking error risk may cause the Fund’s performance to be less than expected.

The Fund is subject to certain other risks, which are described elsewhere in the Fund’s statutory prospectus.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund. The Fund is the successor to the investment performance of the Hartford Index HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund and Hartford Investment Management, the Fund’s investment manager, served as the sub-adviser to the Predecessor Fund. The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results.  Updated performance information is available at [      ]. The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Shows the returns of the Fund’s Class IA shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s Class IB shares differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  15.80% (2nd quarter, 2009)  Lowest  -21.97% (4th quarter, 2008)

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AVERAGE ANNUAL TOTAL RETURNS.  The table below shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IA	31.95%	17.59%	7.08%
Class IB	31.61%	17.30%	6.82%
S&P 500 Index
(reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.

Portfolio Manager	Title	Involved with Fund Since

Deane Gyllenhaal	Vice President	2006

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”), and to certain qualified employee benefit plans.  You may invest indirectly in the Fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified employee benefit plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or plan through which you invest.

TAX INFORMATION.  Under current law, qualified employee benefit plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the employee benefit plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts and qualified employee benefit plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The Fund uses the Standard & Poor’s 500 Index (the “Index”) as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the Fund’s investment manager, Hartford Investment Management Company (“Hartford Investment Management”), is representative of the performance of publicly-traded common stocks. Therefore, the Fund attempts to approximate the capital performance and dividend income of the Index. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the Fund’s portfolio after taking into account their individual weights in the Index. Hartford Investment Management does not attempt to “manage” the Fund’s portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless, of course, the company is removed from the Index.  Additionally, due to an internal policy of the investment manager, the Fund does not invest in the stock of The Hartford Financial Services Group, Inc. (HIG), a component of the Index. Accordingly, the investment manager is unable to track the Index in its entirety, which may affect the Fund’s performance. The investment manager re-allocates the Fund’s exposure to HIG across the Life/Health, Property/Casualty and Multi-line Insurance industries.

Standard & Poor’s Corporation (“S&P”) chooses the stocks to be included in the Index on a proprietary basis. The Index is float adjusted, meaning that each company’s number of shares in the Index represents the total shares available to investors. This index methodology excludes significant share positions that are closely held by other publicly traded companies, control groups, or government agencies. The weightings of stocks in the Index are based on each stock’s relative market value available in the public market, that is, its market price per share times the number of shares outstanding times its investable weight factor. Because of this weighting as of December 31, 2013, approximately 42% of the Index was composed of the forty largest companies, the five largest being Apple, Exxon Mobil, Google, Microsoft, and General Electric.

From time to time administrative adjustments may be made in the Fund’s portfolio because of mergers, changes in the composition of the Index and similar reasons.  In addition, the Fund’s ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the Fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the Fund’s portfolio to the Index, to the maximum practicable extent.

The Fund’s portfolio is broadly diversified by industry and company.

MAIN RISKS.  The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Index Strategy Risk —The Fund is not actively managed, but instead is designed to match its index.  Therefore, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund’s portfolio.  The Fund will remain invested in stocks even when stock prices are generally falling.

Tracking Error Risk  — The Fund’s performance may not match or correlate to that of its reference index, either on a daily or aggregate basis. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s portfolio and the component securities of the index, rounding of share prices, asset valuation, timing variances, changes to the composition of the Index and regulatory requirements may cause the Fund’s performance to diverge from the performance of the index. Tracking error risk may cause the Fund’s performance to be less than expected.

The Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Fund’s investment policies and risks.

To Be Announced (TBA) Securities Risk -  TBA securities include when-issued and delayed delivery securities and forward commitments.  TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Equity Securities - Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

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Derivatives Risk - The Fund may use derivatives for investment purposes and/or for hedging purposes, including anticipatory hedges.  Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Successful use of derivative instruments by the Fund depends on the investment manager’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments.  Derivatives may involve significant risks, including:

•                  Counterparty/Credit Risk - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

•                  Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•                  Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment.  Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•                  Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•                  Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.  If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid.  Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.  For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

•                  Regulatory Risk — Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Hedging.  Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings.  While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge.  Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased.  There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.  The Fund is not required to use hedging and may choose not to do so.

Futures and Options Risks — Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities.  Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Options transactions may be effected on securities exchanges or in the over-the-counter market.  When futures or options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the future or option will be unable or unwilling to perform its obligations under the contract.  Such futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming

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increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Illiquid Investments Risk — Illiquid investments are investments that the Fund cannot sell within seven days at approximately current value. The Fund may invest up to 15% of its net assets in such investments.  In addition, securities and other investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Fund’s investments becomes illiquid, the Fund may exceed its limit on such investments. In this case, the Fund will consider appropriate steps to bring the Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Fund may have a relatively high portfolio turnover and may, at times, engage in short-term trading. Such activity could produce higher brokerage expenses and transaction costs for the Fund and, therefore, could adversely affect the Fund’s performance. The Fund is not managed to achieve a particular tax result for shareholders.  Shareholders should consult their own tax advisor for individual tax-advice.

Additional Investment Strategies and Risks

The Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s Combined SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

Each HVIT Fund will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the Funds’ website at [        ] no earlier than 25 calendar days after the end of each month.

Each Fund also will publicly disclose on the Funds’ website its largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) no earlier than 15 calendar days after the end of each month, except if a Fund is a “balanced fund” or “multi asset” fund (i.e., a fund that invests in both equity and fixed income securities), the Fund will publicly disclose its largest ten fixed income issuers and largest ten equity holdings (and the percentage invested in each holding).

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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THE INVESTMENT MANAGER

The Investment Manager

Hartford Investment Management serves as the Fund’s investment manager and provides day-to-day management for the Fund’s portfolio.  Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2013, Hartford Investment Management had investment management authority over approximately $112.6 billion in assets.  Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

Hartford Investment Management may rely on an exemptive order from the Securities and Exchange Commission (“SEC”) under which it uses a “Manager of Managers” structure.  Hartford Investment Management has responsibility, subject to oversight by the Board of Trustees, to oversee any sub-adviser of the Fund and recommend the hiring, termination and replacement of such sub-adviser(s). The exemptive order permits Hartford Investment Management to appoint a sub-adviser not affiliated with Hartford Investment Management with the approval of the Board of Trustees and without obtaining approval from the Fund’s shareholders. Within 90 days after hiring any new sub-adviser, the Fund’s shareholders will receive information about the new sub-advisory relationship.  The Fund is currently directly managed by Hartford Investment Management. If in the future Hartford Investment Management retains a sub-adviser to manage the Fund, it may do so in reliance on and in accordance with the provisions of the exemptive order.

Portfolio Manager.  The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Deane Gyllenhaal, Vice President of Hartford Investment Management, has served as portfolio manager of the Fund since 2006. Mr. Gyllenhaal joined Hartford Investment Management as an investment professional in 2006. Mr. Gyllenhaal has been an investment professional involved in portfolio management, research and product development since 1990.

Soft Dollar Practices

The investment manager is responsible for the day-to-day portfolio management activities of the Fund, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the investment manager may obtain “soft dollar” benefits in connection with the execution of transactions for the Fund. The investment manager may cause the Fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). The management fees are not reduced because the investment manager receives these products and services. These products and services may be of value to the investment manager in advising its clients (including the Fund), although not all of these products and services are necessarily useful and of value in managing the Fund. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the investment manager will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fee.  The Fund pays a monthly management fee to Hartford Investment Management at the annual rate, based on the Fund’s average daily net asset value, shown below.  A discussion regarding the basis for the Board of Trustees’ approval of the investment management agreement of the Fund will be available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2014.

The management fee set forth in the Fund’s investment advisory agreement is 0.3000% of the first $2 billion, 0.2000% of the next $3 billion, 0.1800% of the next $5 billion and 0.1700% in excess of $10 billion annually of the Fund’s average daily net assets.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates and the Insurance Companies (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Fund may also offer its shares to certain qualified employee benefit plans (the “Plans”).

The Fund has authorized two classes of shares: Class IA and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts and the Plans.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life or an Insurance Company as of that day. Similarly, the Plans transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the Fund’s Board of Trustees will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the Fund or substitute shares of another HVIT Fund for the current Fund. This, in turn, could cause the Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and

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Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group; Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance with applicable law.  The net asset value for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

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For purposes of calculating the NAV, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value.  Market value is generally determined on the basis of last reported sales prices or official close price.  If no sales were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services.  If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Trust’s Board of Trustees.  Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio holdings or assets.  In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available.  In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close.  Securities or other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income securities (other than short-term obligations and senior floating rate interests) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees.  Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close.  Exchange traded options and options on futures are valued at the last trade price or mean of the bid and ask prices as of the NYSE Close.  If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV.  As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates.  Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Trust’s Board of Trustees.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for the Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  The Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s

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shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

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The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote HVIT Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

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The Fund is offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the Fund should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products or plans.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

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LEGAL PROCEEDINGS

On June 2, 2011, a complaint was filed against Hartford Investment Management Company in the United States District Court of Connecticut (Deutsche Bank Trust Company Americas v. Aetna, Inc., ING Investment Trust Co., Milan E. Chilla, Hartford Investment Management Co., and UBS AG (D. Conn.)). In a similar action, plaintiffs filed a complaint listing Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. as members of the defendant class (The Official Committee of Unsecured Creditors of Tribune Company v. Fitzsimons, et al. (Bankr. D. Del.)). The complaints relate to the bankruptcy of the Tribune Company, which was a public company that repurchased its shares in a leveraged buyout in 2007, but entered bankruptcy a year later. The plaintiffs in each case allege that the repurchase of shares acted as a fraudulent transfer. The plaintiffs in each case seek to recover from each class member the amount of consideration received in the buyout. Each action was transferred to the United States District Court for the Southern District of New York. In September 2013, the court dismissed the Deutsche Bank Trust Company Americas action. Plaintiffs appealed and the appeals court has not yet rendered a decision. Defendants plan to file a motion to dismiss The Official Committee of Unsecured Creditors of Tribune Company action, but briefing on that motion has not yet begun. The Hartford intends to vigorously defend these actions .

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Investment Management served as the sub-adviser to the Predecessor Fund and the Predecessor Fund had the same investment objective and strategies as the Fund.

Index:

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  The Fund has adopted the Financial Statements of the Predecessor Fund.  The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by [                            ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level or qualified employee benefit plan level. If additional charges or other fees applied at the variable product or plan level, if any, were included, returns would be lower.

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HIMCO VIT Index Fund

Financial Highlights

Class IA

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$29.69	$26.20	$26.20	$23.22	$18.75
Investment Operations:
Net investment income (loss)	0.62	0.61	0.52	0.44	0.42
Net realized and unrealized gain (loss) on investments	8.85	3.48	(0.05)	2.97	4.48
Total from investment operations	9.47	4.09	0.47	3.41	4.90
Distributions:
Net investment income	(0.62)	(0.60)	(0.47)	(0.43)	(0.42)
Net realized gain on investments	—	—	—	—	(0.01)
Total distributions	(0.62)	(0.60)	(0.47)	(0.43)	(0.43)
Net asset value, end of period	$38.54	$29.69	$26.20	$26.20	$23.22
Total Return(b)	31.95%	15.63%	1.81%	14.73%	26.15%
Net assets at end of period (in thousands)	$763,868	$691,786	$673,275	$809,629	$811,634
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers	0.33%	0.33%	0.33%	0.34%	0.35%
Ratio of expenses to average net assets after waivers	0.33%	0.33%	0.33%	0.34%	0.35%
Ratio of net investment income to average net assets	1.79%	1.98%	1.74%	1.73%	2.00%
Portfolio turnover rate(c)	3%	7%	3%	4%	6%

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HIMCO VIT Index Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$29.56	$26.09	$26.08	$23.12	$18.69
Investment Operations:
Net investment income (loss)	0.53	0.49	0.39	0.34	0.35
Net realized and unrealized gain (loss) on investments	8.80	3.51	0.03	2.99	4.46
Total from investment operations	9.33	4.00	0.42	3.33	4.81
Distributions:
Net investment income	(0.54)	(0.53)	(0.41)	(0.37)	(0.37)
Net realized gain on investments	—	—	—	—	(0.01)
Total distributions	(0.54)	(0.53)	(0.41)	(0.37)	(0.38)
Net asset value, end of period	$38.35	$29.56	$26.09	$26.08	$23.12
Total Return(b)	31.61%	15.34%	1.60%	14.45%	25.81%
Net assets at end of period (in thousands)	$413,119	$307,129	$232,459	$209,260	$166,162
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers	0.58%	0.58%	0.58%	0.59%	0.60%
Ratio of expenses to average net assets after waivers	0.58%	0.58%	0.58%	0.59%	0.60%
Ratio of net investment income to average net assets	1.54%	1.75%	1.51%	1.48%	1.75%
Portfolio turnover rate(c)	3%	7%	3%	4%	6%

21

HIMCO VIT Index Fund

Financial Highlights - Footnotes

(a)	Per share amounts have been calculated using average shares method.
(b)

The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

22

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at [                                                  ].

The Fund has assumed the performance and accounting history of the Hartford Index HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY  40512-4293

Other shareholders:

Hartford Funds

P.O. Box 55022

Boston, MA 02205-5022

By Phone:

1-800-862-6668

On The Internet:

[         ]

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO IX 6-2014	[ , 2014]

HIMCO VIT Portfolio Diversifier Fund

Class IB:  [     ]

Class IB Shares
Prospectus
[ ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have  not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

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HIMCO VIT PORTFOLIO DIVERSIFIER FUND

SUMMARY SECTION

INVESTMENT GOAL. The Fund seeks to produce investment performance that mitigates against significant declines in the aggregate value of investment allocations to equity mutual funds under certain variable annuity contracts, while also preserving the potential for modest appreciation in the Fund’s net asset value when markets are appreciating.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Class
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets, as a percentage of the value of your investment)

IB
Management fees	0.60%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual fund operating expenses	0.94%
Fee waiver and/or expense reimbursement(2)	0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(2)	0.85%

(1)         Fees and expenses have been restated to reflect current fees.

(2)         Hartford Investment Management Company has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.85% of the Fund’s average daily net assets. This contractual arrangement will remain in effect until April 30, 2016, and shall renew automatically for one-year terms unless Hartford Investment Management Company provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

EXAMPLE.  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IB	$87	$281	$502	$1,136

PORTFOLIO TURNOVER.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its investment goal by replicating the performance of the Portfolio Diversifier Index (the “Index”).  The Index is a composite index designed by Hartford Life Insurance Company (“Hartford Life”) and calculated by Hartford Investment Management Company (“Hartford Investment Management”), the Fund’s investment adviser.  The Index is intended to produce investment performance that may mitigate against significant declines in the aggregate value of investment allocations to the equity mutual funds (the “Allocated Funds”) under those variable annuity contracts where the contract holder has elected a guaranteed benefit rider subject to an allocation requiring investment in the Fund (a “Rider”), while also preserving the potential for modest appreciation in net asset value when markets are appreciating.  Unlike a traditional index, the Index is not determined on the basis of the performance of constituent investments, but rather is calculated by inputting certain data into a pre-set formula.  The resulting Index determines the Fund’s relative allocation of assets among three separate investment strategies, or “sleeves,” as well as the investment profile of one of the sleeves.

4

The sleeves among which the Fund’s assets are allocated consist of:

•                  a sleeve designed to approximate the investment performance of the Barclays U.S. Aggregate Bond Index (the “Bond Sleeve”);

•                  a sleeve designed to approximate the performance of the S&P 500 Index (the “Equity Sleeve”); and

•                  a sleeve consisting of (i) a basket of derivatives that generally will increase in value if the S&P 500 Index decreases significantly in value and will generally decrease in value when the S&P 500 Index remains level or increases in value; and (ii) holdings of Treasury securities and other cash investments (the “Derivative Sleeve”).

The anticipated allocation ranges for the sleeves and anticipated target allocations (i.e., expected allocations under normal market conditions) are:

Sleeve	Allocation Range	Allocation Target
Bond Sleeve	20 to 60% of net assets	40% of net assets
Equity Sleeve	0 to 40% of net assets	20% of net assets
Derivative Sleeve	20 to 60% of net assets	40% of net assets

In addition to determining the relative allocation of assets among the sleeves, the Index determines the investment profile of the Derivative Sleeve.  Hartford Investment Management calculates the Index on a monthly basis using the pre-set formula and the following inputs: (i) data provided by Hartford Life and its affiliates and by Forethought Life Insurance Company (“Forethought”) regarding the aggregate allocations of Rider holders to each Allocated Fund; (ii) certain other data regarding the Rider holders and the performance of the Fund and the Allocated Funds; and (iii) certain market-related data.

Hartford Investment Management manages the Fund’s portfolio to replicate the allocations of the Index and the investment composition of the sleeves.  The Derivative Sleeve will be managed primarily through purchases of “long” and “short” investments in S&P 500 futures contracts.  “Short” investments in S&P 500 futures contracts are investments in futures contracts that will move inversely in value to the value of the S&P 500.  Hartford Investment Management also may purchase put and call options to manage exposure, as well as enter into other types of derivative contracts.  A significant portion of the Derivative Sleeve may be held in Treasury securities and other cash investments.  The Equity Sleeve and Bond Sleeve will seek to approximate the performance of their respective indexes through direct investments in some or all of the holdings of the indexes, as well as other standard index replication strategies.

MAIN RISKS.  The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s statutory prospectus.

Fund Strategy Risk - The Fund is available solely to holders of variable annuity contracts issued by Hartford Life and its affiliates and by Forethought, an unaffiliated insurance company, who have elected a Rider.  The Fund is designed to replicate the Index, which is designed to produce investment performance that may mitigate against significant declines in the values of the Allocated Funds held by Rider holders.  Hartford Life and its affiliates and Forethought have financial obligations to holders of the Riders arising from guarantee obligations under the Riders.  To the extent that the Fund’s strategy is successful, Hartford Life and its affiliates and Forethought will benefit from a reduction of the risk arising from their guarantee obligations under the Riders, and they will have less risk to hedge under the Riders than would be the case if holders did not allocate to the Fund.

As a holder of a Rider, you also will have exposure to changes in the values of the Allocated Funds, although your particular exposure will differ from the aggregated exposure that the Index is designed to address, depending on your allocations and investment activity, among other factors.  Although the Fund may have the effect of mitigating declines in your contract value under a Rider in the event of a significant decline in equity market valuations, the strategy followed by the Fund, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising.  This may deprive you of some or all of the benefit of increases in equity market values under your contract and could also result in a decrease in the value of your variable annuity contract.  Depending on future market conditions, you might benefit more from selecting alternative allocations under a guaranteed benefit rider (if available) or alternate investments.  In addition, there is no guarantee that the Fund’s strategy will have its intended effect, and it may not work as effectively as is intended.  Depending on your particular allocation to the Allocated Funds under a Rider, the Fund’s strategy may be more or less effective in mitigating potential losses under your variable annuity contract than may be the case for others who elect a Rider and allocate contract value differently among the Allocated Funds.  In particular, the Fund’s investment strategy is not as likely to be as effective with respect to allocations that have relatively lower anticipated correlation to the investment performance of the S&P 500 Index.

Hartford Life’s and Forethought’s financial interest in reducing the volatility of overall contract value invested under the Riders, in light of their obligations under the Riders, may be deemed to present a potential conflict of interest with respect to the interests of the holders of the Riders, in that Hartford Life’s and Forethought’s interest may at times conflict with the Fund’s goal of preserving the potential for modest appreciation in the Fund’s net asset value when markets are appreciating.  Hartford Investment Management and HIMCO Variable Insurance Trust, on behalf of the Fund, have developed procedures designed to address this potential conflict by (i) specifying the processes for developing and communicating the data used to calculate the Index, calculating the Index and managing the Fund to replicate the performance of the Index and (ii) monitoring for compliance with the specified processes.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original

5

investment.  Successful use of derivative instruments by the Fund depends on the investment manager’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the investment manager seeks exposure, or the overall securities markets.

Hedging.  Hedging is a strategy in which a fund uses derivatives to offset the risks associated with other investments.  While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from the manner against which the Fund is hedged or if the cost of the derivative outweighs the benefit of the hedge.  Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased.  There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Leverage Risk — Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged.  The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Index and Information Risk - The data used by Hartford Investment Management to calculate the Index may not always be current.   To the extent the data, and in particular the market-related data, is outdated or inaccurate, the Derivative Sleeve may fail to hedge or may hedge less effectively against equity market declines.  In addition, when the values of investments are increasing, the Fund’s value could increase to a lesser extent, or decrease to a greater extent, than would be the case if the data used to calculate the Index were current.

In addition, the Index is intended to hedge against the aggregate allocations of holders of the Riders to the Allocated Funds and not the allocation of any individual contract owner.  The Derivative Sleeve may not be successful in providing an effective hedge, and the hedge, even if effective, will benefit some Rider holders more than others, depending upon the allocations to funds selected by the holders.  In particular, contract owners whose allocations have a relatively higher anticipated correlation to the investment performance of the S&P 500 Index will benefit to a greater extent from the hedge during periods of equity market declines.

Investment Strategy Risk - The risk that, if the investment manager’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Liquidity Risk — The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s net asset value.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds fall.  Generally, the longer the maturity of a bond, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income.  These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.  U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The Fund is subject to certain other risks, which are described elsewhere in the Fund’s statutory prospectus.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  The Fund is the successor to the investment performance of the Hartford Portfolio Diversifier HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to

6

the Predecessor Fund and Hartford Investment Management, the Fund’s investment manager, served as the sub-adviser to the Predecessor Fund. The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results. The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  2.02% (2nd quarter, 2012)   Lowest  -6.77% (1st quarter, 2012)

AVERAGE ANNUAL TOTAL RETURNS.  The table below shows returns for the Fund over time compared to those of two broad-based market indices.  For more information regarding returns see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending 12/31/13

		Lifetime
	1 Year	(since 06/06/11)
Class IB	-12.96%	-7.28%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.72%
Barclays U.S Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	2.56%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.

Portfolio Manager	Title	Involved with Fund Since

Paul Bukowski, CFA	Executive Vice President and Head of Quantitative Equities	2011

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity separate accounts of Hartford Life and certain of its insurance company affiliates and Forethought. The Fund’s shares are offered solely to holders of variable annuity contracts issued by Hartford Life and its affiliates and Forethought who have elected a Rider. The election of a Rider requires an allocation of 50% of the individual electing the Rider’s variable annuity contract value to the Fund. Accordingly, you will be required to invest indirectly in the Fund through election of a Rider in connection with your purchase of a variable annuity contract issued by a

7

separate account. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity contracts.  The Fund and its related companies may make payments to broker-dealers and other financial intermediaries for distribution and/or other services.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The Fund seeks to produce investment performance that mitigates against significant declines in the aggregate value of investment allocations to equity mutual funds under certain variable annuity contracts, while also preserving the potential for modest appreciation in the Fund’s net asset value when markets are appreciating.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its investment goal by replicating the performance of the Portfolio Diversifier Index (the “Index”).  The Index is a composite index designed by Hartford Life Insurance Company (“Hartford Life”) and calculated by Hartford Investment Management Company (“Hartford Investment Management”), the Fund’s investment adviser.  The Index is intended to produce investment performance that may mitigate against significant declines in the aggregate value of investment allocations to the equity mutual funds (the “Allocated Funds”) under those variable annuity contracts where the contract holder has elected a guaranteed benefit rider subject to an allocation requiring investment in the Fund (a “Rider”), while also preserving the potential for modest appreciation in net asset value when markets are appreciating.  Unlike a traditional index, the Index is not determined on the basis of the performance of constituent investments, but rather is calculated by inputting certain data into a pre-set formula.  The resulting Index determines the Fund’s relative allocation of assets among three separate investment strategies, or “sleeves,” as well as the investment profile of one of the sleeves.

The sleeves among which the Fund’s assets are allocated consist of:

•                  a sleeve designed to approximate the investment performance of the Barclays U.S. Aggregate Bond Index (the “Bond Sleeve”);

•                  a sleeve designed to approximate the performance of the S&P 500 Index (the “Equity Sleeve”); and

•                  a sleeve consisting of (i) a basket of derivatives that generally will increase in value if the S&P 500 Index decreases significantly in value and will generally decrease in value when the S&P 500 Index remains level or increases in value; and (ii) holdings of Treasury securities and other cash investments (the “Derivative Sleeve”).

The anticipated allocation ranges for the sleeves and anticipated target allocations (i.e., expected allocations under normal market conditions) are:

Sleeve	Allocation Range	Allocation Target
Bond Sleeve	20 to 60% of net assets	40% of net assets
Equity Sleeve	0 to 40% of net assets	20% of net assets
Derivative Sleeve	20 to 60% of net assets	40% of net assets

In addition to determining the relative allocation of assets among the sleeves, the Index determines the investment profile of the Derivative Sleeve.  Hartford Investment Management calculates the Index on a monthly basis using the pre-set formula (consisting of an industry standard model) and data provided by Hartford Life and its affiliates and by Forethought Life Insurance Company (“Forethought”) regarding:

•                  the aggregate allocations of Rider holders to each Allocated Fund;

•                  the changes in value of the aggregate guarantee of Hartford Life and its affiliates and Forethought to the holders of the Riders relative to the holders’ total assets invested in the Fund and Allocated Funds in connection with the Riders;

•                  the aggregate cash flows relating to the Riders to each Allocated Fund, net of cash withdrawals in the case of surrenders;

•                  updated projections of future cash withdrawals related to the Riders based on past cash withdrawal activity as compared to projected cash withdrawal activity for that same time period;

•                  data derived from returns-based style regression analyses of the investment performance characteristics of the Fund and the Allocated Funds; and

•                  markets, including discount rates and/or discount factors, dividend yields and equity implied volatility surface (a measure of option volatility).

Changes in the Index result solely from changes in these data inputs, as the pre-set formula is fixed and as such will not vary from month to month.

Hartford Investment Management manages the Fund’s portfolio to replicate the allocations of the Index and the investment composition of the sleeves.  Hartford Investment Management has discretion in managing the Fund’s assets, provided that it must manage the assets in accordance with the Fund’s investment strategy of replicating the performance of the Index.  The strategies used by Hartford Investment Management in managing each sleeve of the Fund are summarized below.

Bond Sleeve.  Hartford Investment Management uses a sampling approach to approximate the performance of the Barclays U.S. Aggregate Bond Index, selecting a subset of the bonds in the index in which to invest.  Bonds in which the Fund invests include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers; (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; and (4) commercial mortgage-backed securities.  In selecting securities for the Bond Sleeve, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy.  The investment team then selects individual securities to buy or sell which, from a yield perspective, appear either attractive or unattractive.  For individual securities, Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings, management team, and security structure.

9

Equity Sleeve.  Hartford Investment Management attempts to approximate the capital performance and dividend income of the S&P 500 Index in the Equity Sleeve by generally investing in stocks included in the S&P 500 Index. Hartford Investment Management selects stocks for the Equity Sleeve after taking into account their individual weights in the S&P 500 Index.  Hartford Investment Management does not attempt to “manage” this sleeve’s portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the sleeve’s portfolio unless, of course, the company is removed from the S&P 500 Index.  Additionally, due to an internal policy of Hartford Investment Management, the Fund does not invest in the stock of The Hartford Financial Services Group, Inc. (HIG), a component of the S&P 500 Index.

Derivative Sleeve.  The Derivative Sleeve will be managed to replicate the performance profile called for by the Index primarily through purchases of “long” and “short” investments in S&P 500 futures contracts.  “Short” investments in S&P 500 futures contracts are investments in futures contracts that will move inversely in value to the value of the S&P 500.  Hartford Investment Management also may purchase put and call options to manage exposure, as well as enter into other types of derivative contracts.  As indicated above, the amount of assets allocated to the Derivative Sleeve will be based on the Index and will be designed to mitigate against declines in the aggregate value of equity investment allocations of purchasers of the Riders.  Accordingly, the Index will be designed to achieve performance generally “contra” to that of the equity markets, as measured by the S&P 500 Index.  A significant portion of the Derivative Sleeve may be held in Treasury securities and other cash investments.

MAIN RISKS.  The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Fund Strategy Risk - The Fund is available solely to holders of variable annuity contracts issued by Hartford Life and its affiliates and by Forethought, who have elected a Rider.  The Fund is designed to replicate the Index, which is designed to produce investment performance that may mitigate against significant declines in the values of the Allocated Funds held by Rider holders.  Hartford Life and its affiliates and Forethought have financial obligations to holders of the Riders arising from guarantee obligations under the Riders.  To the extent that the Fund’s strategy is successful, Hartford Life and its affiliates and Forethought will benefit from a reduction of the risk arising from their guarantee obligations under the Riders, and they will have less risk to hedge under the Riders than would be the case if holders did not allocate to the Fund.

As a holder of a Rider, you also will have exposure to changes in the values of the Allocated Funds, although your particular exposure will differ from the aggregated exposure that the Index is designed to address, depending on your allocations and investment activity, among other factors.  Although the Fund may have the effect of mitigating declines in your contract value under a Rider in the event of a significant decline in equity market valuations, the strategy followed by the Fund, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising.  This may deprive you of some or all of the benefit of increases in equity market values under your contract and could also result in a decrease in the value of your variable annuity contract.  Depending on future market conditions, you might benefit more from selecting alternative allocations under a guaranteed benefit rider (if available) or alternate investments.  In addition, there is no guarantee that the Fund’s strategy will have its intended effect, and it may not work as effectively as is intended.  Depending on your particular allocation to the Allocated Funds under a Rider, the Fund’s strategy may be more or less effective in mitigating potential losses under your variable annuity contract than may be the case for others who elect a Rider and allocate contract value differently among the Allocated Funds.  In particular, the Fund’s investment strategy is not as likely to be as effective with respect to allocations that have relatively lower anticipated correlation to the investment performance of the S&P 500 Index.

Hartford Life’s and Forethought’s financial interest in reducing the volatility of overall contract value invested under the Riders, in light of their obligations under the Riders, may be deemed to present a potential conflict of interest with respect to the interests of the holders of the Riders, in that Hartford Life’s and Forethought’s interest may at times conflict with the Fund’s goal of preserving the potential for modest appreciation in the Fund’s net asset value when markets are appreciating.  Hartford Investment Management and HIMCO Variable Insurance Trust, on behalf of the Fund, have developed procedures designed to address this potential conflict by (i) specifying the processes for developing and communicating the data used to calculate the Index, calculating the Index and managing the Fund to replicate the performance of the Index and (ii) monitoring for compliance with the specified processes.

Derivatives Risk — The Fund will use derivatives as part of a strategy to mitigate against losses, which may be called hedging.  Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Successful use of derivative instruments by the Fund depends on the investment manager’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments.  Derivatives may involve significant risks, including:

•                  Counterparty Risk - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

•                  Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment.  Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•                  Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

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•                  Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.  If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid.  Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.  For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

•                  Regulatory Risk — Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

The Fund may invest a significant portion of its assets in derivative instruments.  If it does, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Hedging.  Hedging is a strategy in which a fund uses derivatives to offset the risks associated with other investments.  While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from the manner against which the Fund is hedged or if the cost of the derivative outweighs the benefit of the hedge.  Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased.  There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Futures and Options Risks -  Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the value of the underlying securities.  Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Options transactions may be effected on securities exchanges or in the over-the-counter market.  When futures or options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the future or option will be unable or unwilling to perform its obligations under the contract.  Such futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract.  Certain major exchanges on which options and futures contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract’s price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs before the close of a trading day, the Fund may not be able to purchase or sell options or futures contracts. In such an event, the Fund also may be required to use a “fair value” method to price its outstanding contracts.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Index and Information Risk - The data used by Hartford Investment Management to calculate the Index may not always be current.   To the extent the data, and in particular the market-related data, is outdated or inaccurate, the Derivative Sleeve may fail to hedge or may hedge less effectively against equity market declines.  In addition, when the values of investments are increasing, the Fund’s value could increase to a lesser extent, or decrease to a greater extent, than would be the case if the data used to calculate the Index were current.

In addition, the Index is intended to hedge against the aggregate allocations of holders of the Riders to the Allocated Funds and not the allocation of any individual contract owner.  The Derivative Sleeve may not be successful in providing an effective hedge, and the hedge, even if effective, will benefit some Rider holders more than others, depending upon the allocations to funds selected by the holders.  In particular, contract owners whose allocations have a relatively higher anticipated correlation to the investment performance of the S&P 500 Index will benefit to a greater extent from the hedge during periods of equity market declines.

Investment Strategy Risk - The risk that, if the investment manager’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Liquidity Risk — The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s net asset value.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds fall.  Generally, the longer the maturity of a bond, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income.  These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

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U.S. Government Securities Risk.  Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.  U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

The Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Fund’s investment policies and risks.

To Be Announced (TBA) Securities Risk -  TBA securities include when-issued and delayed delivery securities and forward commitments.  TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Repurchase and Reverse Repurchase Agreements Risk - Repurchase and reverse repurchase agreements involve the purchase or sale of securities held by the Fund with an agreement to resell or repurchase the securities at an agreed-upon price, date and interest payment. Repurchase transactions are subject to credit risk and counterparty risk. They also carry the risk that the market value of the securities may increase above the resell value or decline below the repurchase price. The Fund could also lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of securities.  Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in the Fund’s net asset value.

Early Closing Risk — The risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on a particular day.  If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in the trading day, the Fund might incur substantial trading losses.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Valuation Risk — The risk that the Fund has valued certain of its securities at a higher or lower price than the price for which it can sell them.

Illiquid Investments Risk — Illiquid investments are investments that the Fund cannot sell within seven days at approximately current value. The Fund may invest up to 15% of its net assets in such investments.  In addition, securities and other investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Fund’s investments becomes illiquid, the Fund may exceed its limit on such investments. In this case, the Fund will consider appropriate steps to bring the Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

ETF Risk and ETN Risk -  An investment in an exchange traded fund (“ETF”) generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests.

Exchange traded notes (“ETNs”) are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to

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those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

Other Investment Companies - Restrictions on Investments.  Investments in securities of other investment companies, including ETFs, are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable Securities and Exchange Commission (“SEC”) staff interpretations or applicable exemptive relief granted by the SEC.  Such investments subject the Fund to the risks that apply to the other investment company and may increase the Fund’s expenses to the extent it pays fees charged by the other investment company.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Fund may have a relatively high portfolio turnover and may, at times, engage in short-term trading. Such activity could produce higher brokerage expenses and transaction costs for the Fund and, therefore, could adversely affect the Fund’s performance. The Fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax advisor for individual tax advice.

Additional Investment Strategies and Risks

The Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The Fund will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the Fund’s web site at www.[    ].com no earlier than 25 calendar days after the end of each month.

The Fund also will publicly disclose on its web site the ten largest fixed income holdings, equity holdings and derivative holdings (and the percentage invested in each holding) no earlier than 15 days after the end of each month.

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI.

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THE INVESTMENT MANAGER

The Investment Manager

Hartford Investment Management serves as the Fund’s investment manager and provides day-to-day management for the Fund’s portfolio.  Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2013, Hartford Investment Management had investment management authority over approximately $112.6 billion in assets.  Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

Hartford Investment Management may rely on an exemptive order from the SEC under which it uses a “Manager of Managers” structure.  Hartford Investment Management has responsibility, subject to oversight by the Board of Trustees, to oversee any sub-adviser of the Fund and recommend the hiring, termination and replacement of such sub-adviser(s). The exemptive order permits Hartford Investment Management to appoint a sub-adviser not affiliated with Hartford Investment Management with the approval of the Board of Trustees and without obtaining approval from the Fund’s shareholders. Within 90 days after hiring any new sub-adviser, the Fund’s shareholders will receive information about the new sub-advisory relationship.  The Fund is currently directly managed by Hartford Investment Management. If in the future Hartford Investment Management retains a sub-adviser to manage the Fund, it may do so in reliance on and in accordance with the provisions of the exemptive order.

Portfolio Manager.  The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Paul Bukowski, CFA, Executive Vice President and Head of Quantitative Equities of Hartford Investment Management, has served as portfolio manager of the Fund since its inception in June 2011. Mr. Bukowski joined Hartford Investment Management in 2005.  Before joining Hartford Investment Management, he was a senior quantitative analyst at ING and also head of research at Callard & Ogden Investment Management.  Mr. Bukowski earned a B.A. from the University of Wisconsin and an M.B.A. from the University of Chicago.  He is a Fellow of the Casualty Actuarial Society.

Soft Dollar Practices

Hartford Investment Management is responsible for the day-to-day portfolio management activities of the Fund, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), Hartford Investment Management may obtain “soft dollar” benefits in connection with the execution of transactions for the Fund. Hartford Investment Management may cause the Fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). The management fees are not reduced because Hartford Investment Management receives these products and services. These products and services may be of value to Hartford Investment Management in advising its clients (including the Fund), although not all of these products and services are necessarily useful and of value in managing the Fund. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, Hartford Investment Management will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fee

The Fund pays a monthly management fee to Hartford Investment Management at the annual rate, based on the Fund’s average daily net asset value, shown below.  A discussion regarding the basis for the Board of Trustees’ approval of the investment management agreement of the Fund will be available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2014.

The management fee set forth in the Fund’s investment advisory agreement is 0.6000% of the first $500 million, 0.5500% of the next $500 million, 0.5000% of the next $4 billion, 0.4800% of the next $5 billion and 0.4700% in excess of $10 billion annually of the Fund’s average daily net assets.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of the Fund’s Shares

The Fund’s shares are available only to separate accounts of Hartford Life and its affiliates and Forethought (“Accounts”) as a required investment option for variable annuity contracts whose holders have elected a Rider subject to an allocation model requiring an allocation of 50% of contract value to the Fund. The Fund has authorized Class IB shares. The terms of your Rider require you to provide Hartford Life or Forethought, as applicable, with reallocation instructions upon termination of the Rider, because this Fund is not appropriate for investment except as a required allocation in connection with a Rider.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem the shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life or Forethought as of that day. The Accounts purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group; Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares

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for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Fund’s shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Determination of Net Asset Value

The net asset value (NAV) is determined for the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance with applicable law.  The net asset value for shares is determined by dividing the value of the Fund’s net assets by the number of shares outstanding.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value.  Market value is generally determined on the basis of last reported sales prices or official close price.  If no sales were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services.  If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Trust’s Board of Trustees.  Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio holdings or assets.  In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available.  In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close.  Securities or other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder

16

will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income securities (other than short-term obligations and senior floating rate interests) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees.  Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close.  Exchange traded options and options on futures are valued at the last trade price or mean of the bid and ask prices as of the NYSE Close.  If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV.  As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates.  Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Trust’s Board of Trustees.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for each HVIT Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each HVIT Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Fund.

The Fund is available for investment through variable contracts issued by Hartford Life and its affiliates and Forethought. In most cases, exchange activity occurs on an omnibus basis, which can limit the ability of the Fund to monitor or restrict the trading practices of individual investors.

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The Board of Trustees of the Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the policy of the Fund to discourage investors from trading in the Fund’s shares in an excessive manner that would be harmful to long-term investors.  In addition, it is the Fund’s policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the Fund that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of the Fund.  The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.   In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control.  No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, Forethought may also monitor transaction activities in its separate accounts pursuant to its policies designed to restrict excessive trading.  Because the number of transfers or type of restrictions or procedures may vary, individual contract holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or Forethought’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product.

The policies and procedures described above may have only a limited effect given that contract owners who purchase a Rider are required to allocate 50% of their contract value to the Fund, and any required purchase or redemption resulting from purchasing or ceasing to hold the Rider will generally be excluded from the procedures.  Nonetheless, given that investment in the Fund is only permitted through a variable annuity contract subject to a Rider, and holders of a Rider must allocate 50% of their contract value to the Fund, Hartford Investment Management believes that the Fund is not particularly susceptible to market timing or abusive trading.

In addition, the use of fair value pricing can serve both to make the Fund less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading.  Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Fund’s shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in the Fund if the Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly if the Fund invests in thinly traded securities.  The Fund’s pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable), may serve as a deterrent against harmful excessive trading in Fund shares. For additional information concerning the Fund’s fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten

18

years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Fund is offered exclusively through variable insurance products. Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Investment Management served as the sub-adviser to the Predecessor Fund and the Predecessor Fund had the same investment objective and strategies as the Fund.

Indices:

Indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Barclays U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  The Fund has adopted the Financial Statements of the Predecessor Fund.  The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2011, December 31, 2012 and December 31, 2013 has been derived from the financial statements audited by [                            ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request.  These figures do not include the effect of sales charges or other fees which may be applied at the variable annuity product level.  If additional charges or other fees applied at the variable annuity product level, if any, were included, returns would be lower.

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HIMCO VIT Portfolio Diversifier Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011(a),(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.38	$10.18	$10.00
Investment Operations:
Net investment income (loss)	0.03	0.02	0.04
Net realized and unrealized gain (loss) on investments	(1.25)	(0.79)	0.19
Total from investment operations	(1.22)	(0.77)	0.23
Distributions:
Net investment income	(0.03)	(0.03)	(0.03)
Net realized gain on investments	—	—	(0.02)
Total distributions	(0.03)	(0.03)	(0.05)
Net asset value, end of period	$8.13	$9.38	$10.18
Total Return(b)	(12.96)%	(7.58)%	2.38	%(d)
Net assets at end of period (in thousands)	$443,121	$295,762	$106,581
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers	0.89%	0.91%	0.93	%(e)
Ratio of expenses to average net assets after waivers	0.85%	0.85%	0.85	%(e)
Ratio of net investment income to average net assets	0.29%	0.27%	0.58	%(e)
Portfolio turnover rate(f)	31%	61%	43%

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HIMCO VIT Portfolio Diversifier Fund

Financial Highlights - Footnotes

(a)         Per share amounts have been calculated using average shares method.

(b)         The figures do not include sales charges or other fees which may be applied at the variable annuity product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)          Commenced operations on June 6, 2011.

(d)         Not annualized.

(e)          Annualized.

(f)           Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund currently does not make the prospectus, its SAI and annual/semi-annual reports available on its website because the Fund’s shares are offered solely to holders of certain variable annuity contracts issued by Hartford Life and its affiliates and Forethought.

The Fund has assumed the performance and accounting history of the Hartford Portfolio Diversifier HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY  40512-4293

Other shareholders:

Hartford Funds

P.O. Box 55022

Boston, MA 02205-5022

By Phone:

1-800-862-6668

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO PDF 6-2014	[ , 2014]

HIMCO VIT American Funds Asset
Allocation Fund

Class IB: [ ]

Class IB Shares
Prospectus
[ ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

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HIMCO VIT AMERICAN FUNDS ASSET ALLOCATION FUND

SUMMARY SECTION

INVESTMENT GOAL. The HIMCO VIT American Funds Asset Allocation Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	0.93%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual fund operating expenses	1.30%
Fee waiver and/or expense reimbursement(3)	0.44%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.86%

(1)         The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.  Fees and expenses of the Fund have been restated to reflect current fees.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Investment Management Company (“Hartford Investment Management”) has contractually agreed with HIMCO Variable Insurance Trust (the “Trust”), on behalf of the Fund, to waive a portion (currently 0.44%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IB	$88	$279	$490	$1,098

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds Insurance Series (“Master Fund”).  In seeking to pursue its investment objective, the Master Fund varies its mix of equity securities, debt securities and money market instruments.  Normally, Capital Research and Management CompanySM (“CRMC”) expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2013, the Master Fund was approximately 69% invested in equity securities, 21% invested in debt securities and 10% invested in money market instruments.  The proportion of equities, debt and money market securities held by the Master Fund varies with market conditions and CRMC’s assessment of their relative attractiveness as investment opportunities.

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The Master Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.  The Master Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser).  Such securities are sometimes referred to as “junk bonds.”

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Asset Allocation Risk - The risk that if the strategy of the Master Fund’s investment adviser for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may

5

increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  The Fund is the successor to the investment performance of the American Funds Asset Allocation HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results.  Updated performance information is available at [    ].  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  11.50% (3rd quarter, 2009)   Lowest  -16.43% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of two broad-based market indices.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/13

	1 Year	5 Years	10 Years
Class IB	23.40%	14.88%	7.19%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.55%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

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Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Alan N. Berro (President)	Senior Vice President - Capital World Investors	14 years
David A. Daigle	Senior Vice President – Capital Fixed Income Investors, Capital Research Company	5 years
Jeffrey T. Lager	Senior Vice President – Capital World Investors	7 years
James R. Mulally	Senior Vice President – Capital Fixed Income Investors, CRMC	8 years
Eugene P. Stein	Senior Vice President – Capital World Investors	6 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract or variable life insurance contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable annuity contract or variable life insurance contract. For information concerning the federal tax consequences to the purchasers of variable annuity and variable life insurance contracts, see the prospectus or other disclosure document for such investment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The Fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). The Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Fund has the same investment objective and limitations as the Master Fund in which it invests.  The Fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the Fund may withdraw its investment in the Master Fund if the Fund’s Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the Fund (as opposed to a cash distribution from the Master Fund).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Fund’s assets in the Master Fund is not a fundamental investment policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Fund.

Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the Fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the Fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The HIMCO VIT American Funds Asset Allocation Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds Insurance Series (“Master Fund”).  In seeking to pursue its investment objective, the Master Fund varies its mix of equity securities, debt securities and money market instruments.  Normally, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments.  As of December 31, 2013, the Master Fund was approximately 69% invested in equity securities, 21% invested in debt securities and 10% invested in money market instruments.  The proportion of equities, debt and money market securities held by the Master Fund varies with market conditions and CRMC’s assessment of their relative attractiveness as investment opportunities.

The Master Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.  The Master Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States.  These investments may include companies in emerging and developing countries. In addition, the Master Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser or unrated but determined to be equivalent quality by the Master Fund’s investment adviser).  Such securities are sometimes referred to as “junk bonds.”

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Allocation Risk - The risk that if the strategy of the Master Fund’s investment adviser for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Junk Bonds Risk - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk, speculative investments that may cause income and principal losses for the Fund.  The major risks of junk bond investments include:

•                  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•                  Prices of junk bonds are subject to extreme price fluctuations.  Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

•                  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•                  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures.  If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•                  Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions.  There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers.  Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

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•                  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.  The credit rating of a high yield security does not necessarily address its market value risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund through its investment in the Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities - Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

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Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC.  Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

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Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager to the Fund. Because the Fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, Hartford Investment Management will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the Fund in shares of the Master Fund; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the Fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the Fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.  Hartford Investment Management is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013.  Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.65%.

A discussion regarding the basis for the Fund’s Board of Trustees’ approval of the investment management agreement will be available in the Fund’s annual report to shareholders covering the period ending December 31, 2014.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another.  As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows  CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The annual management fee paid to CRMC for the year ended December 31, 2013, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.28%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2013.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.  Portfolio managers decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research-driven process with input from CRMC’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macro factors, including duration, yield curve and sector allocation, for certain of the fixed-income portfolios. The Master Fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

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The primary individual portfolio managers for the Master Fund are:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund

Alan N. Berro (President)	14 years	Senior Vice President - Capital World Investors. Investment professional for 28 years in total; 23 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
David A. Daigle	5 years	Senior Vice President – Capital Fixed Income Investors, Capital Research Company. Investment professional for 20 years in total; all with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Jeffrey T. Lager	7 years	Senior Vice President – Capital World Investors. Investment professional for 19 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
James R. Mulally	8 years	Senior Vice President - Capital Fixed Income Investors, CRMC. Investment professional for 38 years in total; 34 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Eugene P. Stein	6 years	Senior Vice President – Capital World Investors. Investment professional for 43 years in total; 42 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts.

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Fund’s Board of Trustees will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the Fund or substitute shares of another HVIT Fund for the current Fund. This, in turn, could cause the Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group;

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Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance

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with applicable law.  The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for each HVIT Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

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Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

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For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Fund is offered exclusively through variable insurance products. Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Master Fund’s investment adviser for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.

Indices:

Indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share.  The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  The Fund has adopted the Financial Statements of the Predecessor Fund.  The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by [                            ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

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HIMCO VIT American Funds Asset Allocation Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.04	$9.70	$9.74	$8.85	$7.31
Investment Operations:
Net investment income (loss)	0.12	0.19	0.14	0.14	0.18
Net realized and unrealized gain (loss) on investments	2.39	1.34	(0.05)	0.91	1.53
Total from investment operations	2.51	1.53	0.09	1.05	1.71
Distributions:
Net investment income	(0.17)	(0.17)	(0.13)	(0.16)	(0.14)
Net realized gain on investments	(0.75)	(0.02)	—	—	(0.03)
Total distributions	(0.92)	(0.19)	(0.13)	(0.16)	(0.17)
Net asset value, end of period	$12.63	$11.04	$9.70	$9.74	$8.85
Total Return(b)	23.40%	15.80%	1.02%	12.13%	23.59%
Net assets at end of period (in thousands)	$62,961	$64,616	$64,356	$58,326	$48,568
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers(c)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets after waivers(c)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(c)	0.97%	1.56%	1.61%	1.73%	2.33%
Portfolio turnover rate(d)	29%	14%	9%	11%	8%

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HIMCO VIT American Funds Asset Allocation Fund

Financial Highlights - Footnotes

(a)	Per share amounts have been calculated using average shares method.
(b)

The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)	Ratios do not include expenses of the Master Fund.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at [                                                  ].

The Fund has assumed the performance and accounting history of the American Funds Asset Allocation HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY  40512-4293

By Phone:

1-800-862-6668

On The Internet:

[                                                  ].

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO AFAA 6-2014	[ ], 2014

HIMCO VIT American Funds Blue Chip Income and
Growth Fund

Class IB: [ ]

Class IB Shares
Prospectus
[ ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

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HIMCO VIT American Funds Blue Chip Income and Growth Fund

SUMMARY SECTION

INVESTMENT GOAL. The HIMCO VIT American Funds Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.15%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	1.53%
Fee waiver and/or expense reimbursement(3)	0.54%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.99%

(1)         The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.  Fees and expenses of the Fund have been restated to reflect current fees.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Investment Management Company (“Hartford Investment Management”) has contractually agreed with HIMCO Variable Insurance Trust  (the “Trust”), on behalf of the Fund, to waive a portion (currently 0.54%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IB	$101	$320	$561	$1,253

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Blue Chip Income and Growth Fund, a series of the American Funds Insurance Series (“Master Fund”). In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the Master Fund generally looks to the average yield on stocks of companies listed on the S&P 500.  The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion.  The Master Fund invests, under normal market

4

conditions, at least 90% of its assets in equity securities. The Master Fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.  Finally, the Master Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.  The Master Fund is designed for investors seeking both income and capital appreciation.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that  the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  The Fund is the successor to the investment performance of the American Funds Blue Chip Income and Growth HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at [           ].  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

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Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  16.84% (2nd quarter, 2009)   Lowest  -21.34% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/13

	1 Year	5 Years	10 Years
Class IB	32.55%	16.24%	6.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Christopher D. Buchbinder	Senior Vice President – Capital Research Global Investors	7 years

James B. Lovelace	Senior Vice President – Capital Research Global Investors	7 years

James Terrile	Senior Vice President – Capital Research Global Investors	2 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract or variable life insurance contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable annuity contract or variable life insurance contract. For information concerning the federal tax consequences to the purchasers of variable annuity and variable life insurance contracts, see the prospectus or other disclosure document for such investment.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The Fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). The Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Fund has the same investment objective and limitations as the Master Fund in which it invests.  The Fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the Fund may withdraw its investment in the Master Fund if the Fund’s Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the Fund (as opposed to a cash distribution from the Master Fund).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Fund’s assets in the Master Fund is not a fundamental investment policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Fund.

Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the Fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the Fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The HIMCO VIT American Funds Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Blue Chip Income and Growth Fund, a series of the American Funds Insurance Series (“Master Fund”).  The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion.  The Master Fund invests, under normal market conditions, at least 90% of its assets in equity securities. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the Master Fund generally looks to the average yield on stocks of companies listed on the S&P 500. The Master Fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.  Finally, the Master Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.  The Master Fund is designed for investors seeking both income and capital appreciation.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed  to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

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Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund through its investment in the Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities - Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC.  Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

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Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager to the Fund. Because the Fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, Hartford Investment Management will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the Fund in shares of the Master Fund; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the Fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the Fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.  Hartford Investment Management is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013. Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.75%.

A discussion regarding the basis for the Fund’s Board of Trustees’ approval of the investment management agreement will be available in the Fund’s annual report to shareholders covering the period ending December 31, 2014.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another.  As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows  CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The annual management fee paid to CRMC for the year ended December 31, 2013, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.40%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2013.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.  Portfolio managers decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

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The primary individual portfolio managers for the Master Fund are:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund
Christopher D. Buchbinder	7 years	Senior Vice President – Capital Research Global Investors. Investment professional for 19 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.

James B. Lovelace	7 years	Senior Vice President – Capital Research Global Investors. Investment professional for 32 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.

James Terrile	2 years	Senior Vice President – Capital Research Global Investors. Investment professional for 19 years in total, 18 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts.

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Fund’s Board of Trustees will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the Fund or substitute shares of another HVIT Fund for the current Fund. This, in turn, could cause the Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group;

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Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance

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with applicable law.  The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for each HVIT Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

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Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent  shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

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For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Fund is offered exclusively through variable insurance products. Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Master Fund’s investment adviser for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.

Index:

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share.  The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  The Fund has adopted the Financial Statements of the Predecessor Fund.  The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by [                            ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

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HIMCO VIT American Funds Blue Chip Income and Growth Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.11	$9.07	$9.18	$8.44	$6.74
Investment Operations:
Net investment income (loss)	0.17	0.15	0.13	0.12	0.15
Net realized and unrealized gain (loss) on investments	3.02	1.07	(0.24)	0.86	1.68
Total from investment operations	3.19	1.22	(0.11)	0.98	1.83
Distributions:
Net investment income	(0.18)	(0.12)	—	(0.24)	(0.09)
Net realized gain on investments	(0.81)	(0.06)	—	—	(0.04)
Total distributions	(0.99)	(0.18)	—	(0.24)	(0.13)
Net asset value, end of period	$12.31	$10.11	$9.07	$9.18	$8.44
Total Return(b)	32.55%	13.53%	(1.19)%	11.98%	27.46%
Net assets at end of period (in thousands)	$43,502	$39,920	$32,425	$34,030	$29,030
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers(c)	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets after waivers(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets(c)	1.51%	1.67%	1.44%	1.48%	2.06%
Portfolio turnover rate(d)	16%	23%	14%	11%	6%

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HIMCO VIT American Funds Blue Chip Income and Growth Fund

Financial Highlights - Footnotes

(a)	Per share amounts have been calculated using average shares method.
(b)

The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)	Ratios do not include expenses of the Master Fund.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at [                       ].

The Fund has assumed the performance and accounting history of the American Funds Blue Chip Income and Growth HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY  40512-4293

By Phone:

1-800-862-6668

On The Internet:

[                       ]

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO AFBC 6-2014	[ ], 2014

HIMCO VIT American Funds Bond Fund

Class IB: [ ] Class IB Shares Prospectus [ ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

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HIMCO VIT AMERICAN FUNDS BOND FUND

SUMMARY SECTION

INVESTMENT GOAL. The HIMCO VIT American Funds Bond Fund seeks as high a level of current income as is consistent with the preservation of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	0.87%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual fund operating expenses	1.21%
Fee waiver and/or expense reimbursement(3)	0.28%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.93%

(1)         The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.  Fees and expenses of the Fund have been restated to reflect current fees.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Investment Management Company (“Hartford Investment Management”) has contractually agreed with HIMCO Variable Insurance Trust (the “Trust”), on behalf of the Fund, to waive a portion (currently 0.28%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IB	$95	$300	$526	$1,176

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 354% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Bond Fund, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The Master Fund normally invests at least 80% of its assets in bonds and other debt securities. The Master Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Master Fund’s investment adviser, or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Master Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the Master

4

Fund’s investment adviser or unrated but determined by the Master Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Master Fund may invest in debt securities of issuers domiciled outside the United States. The Master Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls.  These contracts are normally of short duration and are replaced by another contract prior to maturity.  Each such transaction is reflected as turnover in the Master Fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.  The Master Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities

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may be affected by changes in the credit rating of the U.S. Government.  U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

To Be Announced (TBA) Securities Risk -  TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Dollar Rolls Risk -  Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. The Fund is the successor to the investment performance of the American Funds Bond HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results.  Updated performance information is available at [          ].  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  5.91% (2nd quarter, 2009)   Lowest  -5.60% (3rd quarter, 2008)

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AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/13

	1 Year	5 Years	10 Years
Class IB	-2.37%	5.27%	3.21%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.55%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

David C. Barclay	Senior Vice President – Capital Fixed Income Investors, CRMC	16 years

David A. Hoag	Senior Vice President – Capital Fixed Income Investors, CRMC	7 years

Thomas H. Hogh	Senior Vice President – Capital Fixed Income Investors, Capital Research Company	7 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract or variable life insurance contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable annuity contract or variable life insurance contract. For information concerning the federal tax consequences to the purchasers of variable annuity and variable life insurance contracts, see the prospectus or other disclosure document for such investment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The Fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). The Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Fund has the same investment objective and limitations as the Master Fund in which it invests.  The Fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the Fund may withdraw its investment in the Master Fund if the Fund’s Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the Fund (as opposed to a cash distribution from the Master Fund).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Fund’s assets in the Master Fund is not a fundamental investment policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Fund.

Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the Fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the Fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The HIMCO VIT American Funds Bond Fund seeks as high a level of current income as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Bond Fund, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The Master Fund normally invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders of the Master Fund.  The Master Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Master Fund’s investment adviser, or unrated but determined to be of equivalent quality of the Master Fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Master Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the Master Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Master Fund may invest in debt securities of issuers domiciled outside the United States. The Master Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls.  These contracts are normally of short duration and are replaced by another contract prior to maturity.  Each such transaction is reflected as turnover in the Master Fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.  The Master Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bonds Risk - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk, speculative investments that may cause income and principal losses for the Fund.  The major risks of junk bond investments include:

•                  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•                  Prices of junk bonds are subject to extreme price fluctuations.  Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

•                  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•                  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures.  If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•                  Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions.  There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers.  Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

•                  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.  The credit rating of a high yield security does not necessarily address its market value risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

9

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Extension Risk — Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of certain investments — such as mortgage- and asset-backed securities — and cause the value of these investments to fall.

Prepayment Risk — Falling interest rates may cause faster than expected prepayments of the mortgages and loans underlying the Fund’s mortgage- and asset-backed securities investments. When this happens, the Fund may have to reinvest the proceeds of these prepayments at lower rates, reducing the Fund’s income.

U.S. Government Securities Risk.  Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.  U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To Be Announced (TBA) Securities Risk -  TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Dollar Rolls Risk -  Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund through its investment in the Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Master Fund’s investment policies and risks.

Liquidity Risk — The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s net asset value.

Preferred Stock Risk — The prices and yields of nonconvertible preferred stocks generally move with the changes in interest rates and the issuer’s credit quality, similar to debt securities.  The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC.  Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

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Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager to the Fund. Because the Fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, Hartford Investment Management will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the Fund in shares of the Master Fund; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the Fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the Fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.  Hartford Investment Management is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013.  Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.50%.

A discussion regarding the basis for the Fund’s Board of Trustees’ approval of the investment management agreement will be available in the Fund’s annual report to shareholders covering the period ending December 31, 2014.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another.  As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The annual management fee paid to CRMC for the year ended December 31, 2013, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.37%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2013.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.  Portfolio managers decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research-driven process with input from CRMC’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macro factors, including duration, yield curve and sector allocation, for certain of the fixed-income portfolios. The Master Fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

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The primary individual portfolio managers for the Master Fund are:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund

David C. Barclay	16 years	Senior Vice President – Capital Fixed Income Investors, CRMC. Investment professional for 33 years in total; 26 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

David A. Hoag	7 years	Senior Vice President – Capital Fixed Income Investors, CRMC. Investment professional for 26 years in total; 23 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

Thomas H. Hogh	7 years	Senior Vice President – Capital Fixed Income Investors, Capital Research Company. Investment professional for 27 years in total; 24 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts.

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Fund’s Board of Trustees will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the Fund or substitute shares of another HVIT Fund for the current Fund. This, in turn, could cause the Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group;

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Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance

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with applicable law.  The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for each HVIT Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

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Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

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For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Fund is offered exclusively through variable insurance products. Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Master Fund’s investment adviser for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.

Index:

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share.  The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  The Fund has adopted the Financial Statements of the Predecessor Fund.  The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by [                            ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

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HIMCO VIT American Funds Bond Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.52	$10.52	$10.21	$9.84	$8.98
Investment Operations:
Net investment income (loss)	0.17	0.23	0.29	0.26	0.35
Net realized and unrealized gain (loss) on investments	(0.42)	0.29	0.30	0.35	0.74
Total from investment operations	(0.25)	0.52	0.59	0.61	1.09
Distributions:
Net investment income	(0.22)	(0.29)	(0.28)	(0.24)	(0.23)
Net realized gain on investments	(0.30)	(0.23)	—	—	—
Total distributions	(0.52)	(0.52)	(0.28)	(0.24)	(0.23)
Net asset value, end of period	$9.75	$10.52	$10.52	$10.21	$9.84
Total Return(b)	(2.37)%	5.01%	5.84%	6.15%	12.23%
Net assets at end of period (in thousands)	$236,846	$199,008	$198,203	$206,360	$181,550
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers(c)	0.79%	0.79%	0.79%	0.80%	0.78%
Ratio of expenses to average net assets after waivers(c)	0.54%	0.54%	0.54%	0.55%	0.53%
Ratio of net investment income to average net assets(c)	1.67%	2.13%	2.57%	2.75%	3.75%
Portfolio turnover rate(d)	15%	15%	15%	13%	2%

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HIMCO VIT American Funds Bond Fund

Financial Highlights - Footnotes

(a)	Per share amounts have been calculated using average shares method.
(b)

The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)	Ratios do not include expenses of the Master Fund.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at [                               ].

The Fund has assumed the performance and accounting history of the American Funds Bond HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY 40512-4293

By Phone:

1-800-862-6668

On The Internet:

[                               ]

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO AFBF 6-2014	[ ], 2014

HIMCO VIT American Funds Global Bond Fund

Class IB: [ ] Class IB Shares Prospectus [ ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

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HIMCO VIT AMERICAN FUNDS GLOBAL BOND FUND

SUMMARY SECTION

INVESTMENT GOAL. The HIMCO VIT American Funds Global Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.28%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual fund operating expenses	1.73%
Fee waiver and/or expense reimbursement(3)	0.58%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.15%

(1)         The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests. Fees and expenses of the Fund have been restated to reflect current fees.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Investment Management Company (“Hartford Investment Management”) has contractually agreed with HIMCO Variable Insurance Trust (the “Trust”), on behalf of the Fund, to waive a portion (currently 0.58%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IB	$117	$374	$660	$1,475

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 213% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.  The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Bond Fund, a series of the American Funds Insurance Series (“Master Fund”). Under normal market circumstances, the Master Fund invests at least 80% of its assets in bonds. The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the Master Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside the United States; however, as a general matter, the Master Fund intends to invest more than 40% of its net assets in securities of issuers domiciled outside of the United States.   Normally the Master Fund’s debt obligations consist substantially of

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investment grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser). The Master Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser).  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the values of other currencies relative to the U.S. dollar. The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Non-Diversification Risk - The Master Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a “diversified” fund.  Consequently, the Fund is also non-diversified.  Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.  The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified Fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

5

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  The Fund is the successor to the investment performance of the American Funds Global Bond HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at [                                  ].  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  7.80% (3rd quarter, 2010)   Lowest  -4.32% (3rd quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/13

			Lifetime
	1 Year	5 Years	(since 10/04/2006)
Class IB	-3.03%	4.19%	4.85%
Barclays Global Aggregate Index
(reflects no deduction for fees, expenses or taxes)	-2.60%	3.91%	4.91%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Mark H. Dalzell	Senior Vice President — Capital Fixed Income Investors, CRMC	8 years

Thomas H. Hogh	Senior Vice President — Capital Fixed Income Investors, Capital Research Company	8 years

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Marcus B. Linden	Senior Vice President — Capital Fixed Income Investors, Capital Research Company	2 years

Robert H. Neithart	Senior Vice President — Capital Fixed Income Investors, CRMC	1 year

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract or variable life insurance contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable annuity contract or variable life insurance contract. For information concerning the federal tax consequences to the purchasers of variable annuity and variable life insurance contracts, see the prospectus or other disclosure document for such investment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The Fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). The Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Fund has the same investment objective and limitations as the Master Fund in which it invests.  The Fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the Fund may withdraw its investment in the Master Fund if the Fund’s Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the Fund (as opposed to a cash distribution from the Master Fund).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Fund’s assets in the Master Fund is not a fundamental investment policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Fund.

Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the Fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the Fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The HIMCO VIT American Funds Global Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Bond Fund, a series of the American Funds Insurance Series (“Master Fund”). Under normal market circumstances, the Master Fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days’ written notice to shareholders of the Master Fund.  The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally,  the Master Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside the United States; however, as a general matter, the Master Fund intends to invest more than 40% of its net assets in securities of issuers domiciled outside the United States.  Normally, the Master Fund’s debt obligations consist substantially of investment grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser). The Master Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser).  Such securities are sometimes referred to as “junk bonds.”  The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the values of other currencies relative to the U.S. dollar.  The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer. Generally, the Master Fund may invest in debt securities of any maturity or duration.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bonds Risk - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk, speculative investments that may cause income and principal losses for the Fund.  The major risks of junk bond investments include:

•                  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•                  Prices of junk bonds are subject to extreme price fluctuations.  Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

•                  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•                  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures.  If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•                  Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions.  There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers.  Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

•                  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.  The credit rating of a high yield security does not necessarily address its market value risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value

9

because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Non-Diversification Risk - The Master Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a “diversified” fund.  Consequently, the Fund is also non-diversified.  Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.  The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified Fund.

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Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund through its investment in the Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Master Fund’s investment policies and risks.

Liquidity Risk — The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s net asset value.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC.  Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in

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such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager to the Fund. Because the Fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, Hartford Investment Management will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the Fund in shares of the Master Fund; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the Fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the Fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.  Hartford Investment Management is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company.  Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013.  Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.75%.

A discussion regarding the basis for the Fund’s Board of Trustees’ approval of the investment management agreement will be available in the Fund’s annual report to shareholders covering the period ending December 31, 2014.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another.  As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows  CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The annual management fee paid to CRMC for the year ended December 31, 2013, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.53%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2013.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.  Portfolio managers decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research-driven process with input from CRMC’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macro factors, including duration, yield curve and sector allocation, for certain of the fixed-income portfolios. The Master Fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

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The primary individual portfolio managers for the Master Fund are:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund
Mark H. Dalzell	8 years (since the Master Fund’s inception)	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 36 years in total; 26 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

Thomas H. Hogh	8 years (since the Master Fund’s inception)	Senior Vice President — Capital Fixed Income Investors, Capital Research Company. Investment professional for 27 years in total; 24 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

Marcus B. Linden	2 years	Senior Vice President — Capital Fixed Income Investors, Capital Research Company. Investment professional for 19 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

Robert H. Neithart	1 year	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 27 years in total, all with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts.

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Fund’s Board of Trustees will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the Fund or substitute shares of another HVIT Fund for the current Fund. This, in turn, could cause the Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group;

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Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance

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with applicable law.  The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for each HVIT Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

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Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

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For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Fund is offered exclusively through variable insurance products. Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Master Fund’s investment adviser for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.

Index:

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

Barclays Global Aggregate Index represents the global investment-grade fixed-income markets.

20

FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share.  The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  The Fund has adopted the Financial Statements of the Predecessor Fund. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by [                            ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

21

HIMCO VIT American Funds Global Bond Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.10	$11.02	$10.86	$10.47	$9.85
Investment Operations:
Net investment income (loss)	(0.06)	0.24	0.23	0.27	0.13
Net realized and unrealized gain (loss) on investments	(0.29)	0.38	0.24	0.24	0.79
Total from investment operations	(0.35)	0.62	0.47	0.51	0.92
Distributions:
Net investment income	(0.37)	(0.31)	(0.23)	(0.11)	(0.30)
Net realized gain on investments	(0.72)	(0.23)	(0.08)	(0.01)	—
Total distributions	(1.09)	(0.54)	(0.31)	(0.12)	(0.30)
Net asset value, end of period	$9.66	$11.10	$11.02	$10.86	$10.47
Total Return(b)	(3.03)%	5.83%	4.28%	4.85%	9.43%
Net assets at end of period (in thousands)	$17,007	$38,193	$44,352	$38,654	$38,533
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers(c)	1.09%	1.07%	1.06%	1.07%	1.06%
Ratio of expenses to average net assets after waivers(c)	0.59%	0.57%	0.56%	0.57%	0.56%
Ratio of net investment income to average net assets(c)	(0.59)%	1.69%	2.56%	2.49%	1.29%
Portfolio turnover rate(d)	10%	8%	16%	17%	5%

22

HIMCO VIT American Funds Global Bond Fund

Financial Highlights - Footnotes

(a)	Per share amounts have been calculated using average shares method.
(b)

The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)	Ratios do not include expenses of the Master Fund.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at [                                                              ].

The Fund has assumed the performance and accounting history of the American Funds Global Bond HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY  40512-4293

By Phone:

1-800-862-6668

On The Internet:

[                                                              ]

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO AFGB 6-2014	[ ], 2014

HIMCO VIT American Funds Global Growth
and Income Fund

Class IB: [ ]

Class IB Shares
Prospectus
[ ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

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HIMCO VIT American Funds Global Growth and Income Fund

SUMMARY SECTION

INVESTMENT GOAL. The HIMCO VIT American Funds Global Growth and Income Fund seeks long-term growth of capital while providing current income.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.40%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual fund operating expenses	1.77%
Fee waiver and/or expense reimbursement(3)	0.59%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.18%

(1)         The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.  Fees and expenses of the Fund have been restated to reflect current fees.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Investment Management Company (“Hartford Investment Management”) has contractually agreed with HIMCO Variable Insurance Trust (the “Trust”), on behalf of the Fund, to waive a portion (currently 0.59%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IB	$120	$379	$663	$1,473

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund invests primarily in common stocks of well-established companies around the world, which Capital Research and Management CompanySM (“CRMC”) believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the Master Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside the United States.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size. The Master Fund is designed for investors seeking both

4

capital appreciation and current income. In pursuing its objective, the Master Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  The Fund is the successor to the investment performance of the American Funds Global Growth and Income HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at [                                   ].  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance  contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

5

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  19.28% (3rd quarter, 2009)   Lowest  -20.48% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/13

			Lifetime
	1 Year	5 Years	(since 05/01/2006)
Class IB	22.16%	16.10%	5.69%
MSCI All Country World Index
(reflects no deduction for fees, expenses or taxes)	23.44%	15.53%	5.35%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Gregg E. Ireland	Senior Vice President — Capital World Investors	8 years

Martin Romo	Senior Vice President — Capital World Investors	5 years

Andrew B. Suzman	Senior Vice President — Capital World Investors	5 years

Steven T. Watson	Senior Vice President — Capital World Investors	8 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract or variable life insurance contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable annuity contract or variable life insurance contract. For information concerning the federal tax consequences to the purchasers of variable annuity and variable life insurance contracts, see the prospectus or other disclosure document for such investment.

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The Fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). The Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Fund has the same investment objective and limitations as the Master Fund in which it invests.  The Fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the Fund may withdraw its investment in the Master Fund if the Fund’s Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the Fund (as opposed to a cash distribution from the Master Fund).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Fund’s assets in the Master Fund is not a fundamental investment policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Fund.

Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the Fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the Fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The HIMCO VIT American Funds Global Growth and Income Fund seeks long-term growth of capital while providing current income.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds Insurance Series (“Master Fund”).  The Master Fund is designed for investors seeking both capital appreciation and current income. The Master Fund invests primarily in common stocks of well-established companies around the world, which CRMC believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the Master Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside the United States.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.  The Master Fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.  In pursuing its objective, the Master Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed  to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.

9

As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund through its investment in the Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Master Fund’s investment policies and risks.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

10

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC.  Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager to the Fund. Because the Fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, Hartford Investment Management will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the Fund in shares of the Master Fund; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the Fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the Fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.  Hartford Investment Management is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013. Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.80%.

A discussion regarding the basis for the Fund’s Board of Trustees’ approval of the investment management agreement will be available in the Fund’s annual report to shareholders covering the period ending December 31, 2014.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another.  As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows  CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The annual management fee paid to CRMC for the year ended December 31, 2013, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.60%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2013.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.  Portfolio managers decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund
Gregg E. Ireland	8 years (since the Master Fund’s inception)	Senior Vice President — Capital World Investors. Investment professional for 42 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.

Martin Romo	5 years (plus 1 year of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 22 years in total; 21 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Andrew B. Suzman	5 years	Senior Vice President — Capital World Investors. Investment professional for 21 years; all with CRMC or an affiliate.	Serves as an equity portfolio manager.

Steven T. Watson	8 years (since the Master Fund’s inception)	Senior Vice President — Capital World Investors. Investment professional for 27 years in total; 24 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts.

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Fund’s Board of Trustees will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the Fund or substitute shares of another HVIT Fund for the current Fund. This, in turn, could cause the Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group;

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Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance

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with applicable law.  The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for each HVIT Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

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Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

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For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Fund is offered exclusively through variable insurance products. Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Master Fund’s investment adviser for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.

Index:

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI All Country World Index consists of 44 country indices comprising 23 developed and 21 emerging market country indices.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  The Fund has adopted the Financial Statements of the Predecessor Fund.  The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by [                            ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

20

HIMCO VIT American Funds Global Growth and Income Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.58	$8.38	$9.06	$8.30	$6.06
Investment Operations:
Net investment income (loss)	0.24	0.23	0.22	0.20	0.16
Net realized and unrealized gain (loss) on investments	1.84	1.20	(0.70)	0.72	2.21
Total from investment operations	2.08	1.43	(0.48)	0.92	2.37
Distributions:
Net investment income	(0.26)	(0.23)	(0.20)	(0.16)	(0.13)
Net realized gain on investments	(0.16)	—	—	—	—
Total distributions	(0.42)	(0.23)	(0.20)	(0.16)	(0.13)
Net asset value, end of period	$11.24	$9.58	$8.38	$9.06	$8.30
Total Return(b)	22.16%	17.30%	(5.19)%	11.41%	39.37%
Net assets at end of period (in thousands)	$52,712	$74,927	$78,639	$91,254	$88,762
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers(c)	1.11%	1.10%	1.09%	1.10%	1.09%
Ratio of expenses to average net assets after waivers(c)	0.56%	0.55%	0.54%	0.55%	0.54%
Ratio of net investment income to average net assets(c)	2.28%	2.05%	2.30%	2.25%	2.39%
Portfolio turnover rate(d)	4%	5%	5%	8%	3%

21

HIMCO VIT American Funds Global Growth and Income Fund

Financial Highlights - Footnotes

(a)	Per share amounts have been calculated using average shares method.
(b)

The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)	Ratios do not include expenses of the Master Fund.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

22

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at [                                                                          ].

The Fund has assumed the performance and accounting history of the American Funds Global Growth and Income HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY  40512-4293

By Phone:

1-800-862-6668

On The Internet:

[                                                                          ]

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO AFGGI 6-2014	[ ], 2014

HIMCO VIT American Funds Global Growth Fund

Class IB: [ ]

Class IB Shares
Prospectus
[ ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

3

HIMCO VIT AMERICAN FUNDS GLOBAL GROWTH FUND

SUMMARY SECTION

INVESTMENT GOAL. The HIMCO VIT American Funds Global Growth Fund seeks long-term growth of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.94%
Fee waiver and/or expense reimbursement(3)	0.80%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.14%

(1)         The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.  Fees and expenses of the Fund have been restated to reflect current fees.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Investment Management Company (“Hartford Investment Management”) has contractually agreed with HIMCO Variable Insurance Trust (the “Trust”), on behalf of the Fund, to waive a portion (currently 0.80%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IB	$116	$368	$644	$1,433

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund invests primarily in common stocks of companies around the world that Capital Research and Management CompanySM (“CRMC”) believes have the potential for growth. As a fund that seeks to invest globally, the  Master Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside the United States.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

4

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  The Fund is the successor to the investment performance of the American Funds Global Growth HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at [                 ].  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

5

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  22.10% (2nd quarter, 2009)   Lowest  -20.18% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/13

	1 Year	5 Years	10 Years
Class IB	28.77%	17.68%	9.36%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	23.44%	15.53%	7.72%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Isabelle de Wismes	Senior Vice President – Capital World Investors	2 years

Steven T. Watson	Senior Vice President – Capital World Investors	12 years

Jonathan Knowles	Senior Vice President – Capital World Investors	1 year

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract or variable life insurance contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable annuity contract or variable life insurance contract. For information concerning the federal tax consequences to the purchasers of variable annuity and variable life insurance contracts, see the prospectus or other disclosure document for such investment.

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The Fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). The Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Fund has the same investment objective and limitations as the Master Fund in which it invests.  The Fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the Fund may withdraw its investment in the Master Fund if the Fund’s Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the Fund (as opposed to a cash distribution from the Master Fund).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Fund’s assets in the Master Fund is not a fundamental investment policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Fund.

Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the Fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the Fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The HIMCO VIT American Funds Global Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund is designed for investors seeking capital appreciation through investments in stocks.  The Master Fund invests primarily in common stocks of companies around the world that CRMC believes have the potential for growth.  As a fund that seeks to invest globally, the Master Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside the United States.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed  to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

9

Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund through its investment in the Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities - Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Fixed-Income Securities Risk - An investment in any fixed-income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Small-Cap Stock Risk

Small-capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

10

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC.  Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager to the Fund. Because the Fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, Hartford Investment Management will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the Fund in shares of the Master Fund; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the Fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the Fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.  Hartford Investment Management is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013. Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 1.00%.

A discussion regarding the basis for the Fund’s Board of Trustees’ approval of the investment management agreement will be available in the Fund’s annual report to shareholders covering the period ending December 31, 2014.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another.  As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows  CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The annual management fee paid to CRMC for the year ended December 31, 2013, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.52%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2013.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.  Portfolio managers decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research-driven process with input from CRMC’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macro factors, including duration, yield curve and sector allocation, for certain of the fixed-income portfolios. The Master Fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

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The primary individual portfolio managers for the Master Fund are:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund
Isabelle de Wismes	2 years (plus 14 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 30 years in total; 21 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Steven T. Watson	12 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 27 years in total; 24 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Jonathan. Knowles	1 year (plus 10 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 22 years in total; all with CRMC or an affiliate.	Serves as an equity portfolio manager.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts.

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Fund’s Board of Trustees will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the Fund or substitute shares of another HVIT Fund for the current Fund. This, in turn, could cause the Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group;

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Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance

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with applicable law.  The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for each HVIT Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

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Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

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For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Fund is offered exclusively through variable insurance products. Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Master Fund’s investment adviser for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.

Index:

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI All Country World Index consists of 44 country indices comprising 23 developed and 21 emerging market country indices.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  The Fund has adopted the Financial Statements of the Predecessor Fund.  The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by [                                 ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

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HIMCO VIT American Funds Global Growth Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.45	$8.74	$9.74	$8.83	$6.40
Investment Operations:
Net investment income (loss)	0.08	0.06	0.10	0.10	0.09
Net realized and unrealized gain (loss) on investments	2.83	1.86	(0.99)	0.89	2.57
Total from investment operations	2.91	1.92	(0.89)	0.99	2.66
Distributions:
Net investment income	(0.06)	(0.10)	(0.11)	(0.08)	(0.12)
Net realized gain on investments	(0.74)	(0.11)	—	—	(0.11)
Total distributions	(0.80)	(0.21)	(0.11)	(0.08)	(0.23)
Net asset value, end of period	$12.56	$10.45	$8.74	$9.74	$8.83
Total Return(b)	28.77%	22.19%	(9.18)%	11.41%	41.78%
Net assets at end of period (in thousands)	$24,509	$29,055	$29,319	$34,245	$30,457
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers(c)	1.34%	1.33%	1.32%	1.32%	1.32%
Ratio of expenses to average net assets after waivers(c)	0.59%	0.58%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets(c)	0.71%	0.48%	0.95%	1.17%	1.24%
Portfolio turnover rate(d)	7%	4%	11%	11%	12%

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HIMCO VIT American Funds Global Growth Fund

Financial Highlights - Footnotes

(a)         Per share amounts have been calculated using average shares method.

(b)         The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)          Ratios do not include expenses of the Master Fund.

(d)         Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at [                                    ].

The Fund has assumed the performance and accounting history of the American Funds Global Growth HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY  40512-4293

By Phone:

1-800-862-6668

On The Internet:

[                                    ]

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO AFGG 6-2014	[ ], 2014

HIMCO VIT American Funds Global Small
Capitalization Fund

Class IB:  [                              ]

Class IB Shares

Prospectus

[                              ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

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HIMCO VIT American Funds Global Small Capitalization Fund

SUMMARY SECTION

INVESTMENT GOAL. The HIMCO VIT American Funds Global Small Capitalization Fund seeks long-term growth of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual fund operating expenses	1.87%
Fee waiver and/or expense reimbursement(3)	0.55%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.32%

(1)                           The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.  Fees and expenses of the Fund have been restated to reflect current fees.

(2)                           The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)                           Hartford Investment Management Company (“Hartford Investment Management”) has contractually agreed with HIMCO Variable Insurance Trust (the “Trust”), on behalf of the Fund, to waive a portion (currently 0.55%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IB	$134	$418	$723	$1,590

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Small Capitalization FundSM, a series of the American Funds Insurance Series (“Master Fund”). Normally, the Master Fund invests at least 80% of its assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  Capital Research and Management CompanySM (“CRMC”) currently defines “small market capitalization” companies as companies with market capitalizations of $4.0 billion or less.  CRMC has periodically re-evaluated and adjusted this definition and may continue to do so in the future.  The Master Fund allocates its assets among securities of companies domiciled in various countries, including the United States and

4

countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside the United States.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  The Fund is the successor to the investment performance of the American Funds Global Small Capitalization HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results.  Updated performance information is available at [      ].  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance  contract level were included.

5

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  29.10% (2nd quarter, 2009)   Lowest  -31.32% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/13

	1 Year	5 Years	10 Years
Class IB	27.89%	18.97%	9.52%
MSCI All Country World Small Cap Index
(reflects no deduction for fees, expenses or taxes)	29.18%	21.20%	10.74%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Mark E. Denning	Senior Vice President – Capital Research Global Investors	16 years

J. Blair Frank	Senior Vice President – Capital Research Global Investors	11 years

Claudia P. Huntington	Senior Vice President – Capital Research Global Investors	1 year

Harold H. La	Senior Vice President – Capital Research Global Investors	6 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract or variable life insurance contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable annuity contract or variable life insurance contract. For information concerning the federal tax consequences to the purchasers of variable annuity and variable life insurance contracts, see the prospectus or other disclosure document for such investment.

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The Fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). The Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Fund has the same investment objective and limitations as the Master Fund in which it invests.  The Fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the Fund may withdraw its investment in the Master Fund if the Fund’s Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the Fund (as opposed to a cash distribution from the Master Fund).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Fund’s assets in the Master Fund is not a fundamental investment policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Fund.

Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the Fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the Fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The HIMCO VIT American Funds Global Small Capitalization Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Small Capitalization FundSM, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund is designed for investors seeking capital appreciation through investments in stocks. Normally, the Master Fund invests at least 80% of its assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  This policy is subject to change only upon 60 days’ written notice to Master Fund shareholders.  CRMC currently defines “small market capitalization” companies as companies with market capitalizations of $4.0 billion or less.  CRMC has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

The Master Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside the United States.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed  to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face

9

other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund through its investment in the Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities - Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

10

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC.  Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager to the Fund. Because the Fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, Hartford Investment Management will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the Fund in shares of the Master Fund; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the Fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the Fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.  Hartford Investment Management is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013.  Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.80%.

A discussion regarding the basis for the Fund’s Board of Trustees’ approval of the investment management agreement will be available in the Fund’s annual report to shareholders covering the period ending December 31, 2014.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another.  As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows  CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The annual management fee paid to CRMC for the year ended December 31, 2013, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.70%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2013.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.  Portfolio managers decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio managers for the Master Fund are:

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Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund
Mark E. Denning	16 years (since the Master Fund’s inception)	Senior Vice President – Capital Research Global Investors. Investment professional for 32 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
J. Blair Frank	11 years	Senior Vice President – Capital Research Global Investors. Investment professional for 21 years in total, 20 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Claudia P. Huntington	1 year	Senior Vice President – Capital Research Global Investors. Investment professional for 41 years in total; 39 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Harold H. La	6 years (plus 4 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President – Capital Research Global Investors. Investment professional for 16 years in total; 15 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts.

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Fund’s Board of Trustees will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the Fund or substitute shares of another HVIT Fund for the current Fund. This, in turn, could cause the Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group;

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Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance

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with applicable law.  The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for each HVIT Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

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Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

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For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Fund is offered exclusively through variable insurance products. Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Master Fund’s investment adviser for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

18

PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.

Index:

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share.  The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  The Fund has adopted the Financial Statements of the Predecessor Fund.  The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by [                                   ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

20

HIMCO VIT American Funds Global Small Capitalization Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.29	$7.83	$9.92	$8.13	$5.10
Investment Operations:
Net investment income (loss)	0.03	0.10	0.10	0.11	—
Net realized and unrealized gain (loss) on investments	2.18	1.23	(2.01)	1.68	3.08
Total from investment operations	2.21	1.33	(1.91)	1.79	3.08
Distributions:
Net investment income	(0.09)	(0.10)	(0.13)	—	—
Net realized gain on investments	(0.94)	(0.77)	(0.05)	—	(0.05)
Total distributions	(1.03)	(0.87)	(0.18)	—	(0.05)
Net asset value, end of period	$9.47	$8.29	$7.83	$9.92	$8.13
Total Return(b)	27.89%	17.85%	(19.40)%	22.06%	60.77%
Net assets at end of period (in thousands)	$61,224	$53,881	$55,658	$74,999	$61,519
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers(c)	1.13%	1.11%	1.11%	1.12%	1.10%
Ratio of expenses to average net assets after waivers(c)	0.58%	0.56%	0.56%	0.57%	0.55%
Ratio of net investment income to average net assets(c)	0.30%	0.99%	0.98%	1.35%	0.02%
Portfolio turnover rate(d)	11%	4%	11%	16%	10%

21

HIMCO VIT American Funds Global Small Capitalization Fund

Financial Highlights - Footnotes

(a)	Per share amounts have been calculated using average shares method.
(b)

The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)	Ratios do not include expenses of the Master Fund.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

22

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at [                                                          ].

The Fund has assumed the performance and accounting history of the American Funds Global Small Capitalization HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY  40512-4293

By Phone:

1-800-862-6668

On The Internet:

[                                                          ]

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO AFGSC 6-2014	[ ], 2014

HIMCO VIT American Funds
Growth Fund

Class IB: [ ]

Class IB Shares
Prospectus
[ ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

3

HIMCO VIT AMERICAN FUNDS GROWTH FUND

SUMMARY SECTION

INVESTMENT GOAL. The HIMCO VIT American Funds Growth Fund seeks growth of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.08%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual fund operating expenses	1.42%
Fee waiver and/or expense reimbursement(3)	0.53%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.89%

(1)         The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.  Fees and expenses of the Fund have been restated to reflect current fees.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Investment Management Company (“Hartford Investment Management”) has contractually agreed with HIMCO Variable Insurance Trust (the “Trust”), on behalf of the Fund, to waive a portion (currently 0.53%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IB	$91	$287	$503	$1,126

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

4

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  The Fund is the successor to the investment performance of the American Funds Growth HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results.  Updated performance information is available at [          ].  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

5

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  18.40% (2nd quarter, 2009)   Lowest  -26.12% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/13

	1 Year	5 Years	10 Years
Class IB	29.78%	19.09%	7.91%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Donnalisa Parks Barnum	Senior Vice President – Capital World Investors	11 years

Gregory D. Johnson	Senior Vice President – Capital World Investors	7 years

Michael T. Kerr	Senior Vice President – Capital World Investors	9 years

Ronald B. Morrow	Senior Vice President – Capital World Investors	11 years

Alan J. Wilson	Senior Vice President – Capital World Investors	Less than 1 year

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract or variable life insurance contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable annuity contract or variable life insurance contract. For information concerning the federal tax consequences to the purchasers of variable annuity and variable life insurance contracts, see the prospectus or other disclosure document for such investment.

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The Fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). The Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Fund has the same investment objective and limitations as the Master Fund in which it invests.  The Fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the Fund may withdraw its investment in the Master Fund if the Fund’s Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the Fund (as opposed to a cash distribution from the Master Fund).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Fund’s assets in the Master Fund is not a fundamental investment policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Fund.

Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the Fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the Fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The HIMCO VIT American Funds Growth Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund is designed for investors seeking capital appreciation through investments in stocks. The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Fund may invest in debt securities, including a portion of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody’s Investors Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined by CRMC to be of equivalent quality).  Such securities are sometimes referred to as “junk bonds.”

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed  to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

9

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund through its investment in the Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Master Fund’s investment policies and risks.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bonds Risk - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk, speculative investments that may cause income and principal losses for the Fund.  The major risks of junk bond investments include:

•                  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•                  Prices of junk bonds are subject to extreme price fluctuations.  Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

•                  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•                  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures.  If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•                  Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions.  There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers.  Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

•                  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.  The credit rating of a high yield security does not necessarily address its market value risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

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Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC.  Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager to the Fund. Because the Fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, Hartford Investment Management will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the Fund in shares of the Master Fund; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the Fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the Fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.  Hartford Investment Management is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013.  Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.75%.

A discussion regarding the basis for the Fund’s Board of Trustees’ approval of the investment management agreement will be available in the Fund’s annual report to shareholders covering the period ending December 31, 2014.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another.  As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The annual management fee paid to CRMC for the year ended December 31, 2013, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.33%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2013.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.  Portfolio managers decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research-driven process with input from CRMC’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macro factors, including duration, yield curve and sector allocation, for certain of the fixed-income portfolios. The Master Fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

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The primary individual portfolio managers for the Master Fund are:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund

Donnalisa Parks Barnum	11 years	Senior Vice President – Capital World Investors. Investment professional for 33 years in total; 28 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Gregory D. Johnson	7 years	Senior Vice President – Capital World Investors. Investment professional for 21 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.

Michael T. Kerr	9 years	Senior Vice President - Capital World Investors. Investment professional for 31 years in total; 29 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Ronald B. Morrow	11 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President – Capital World Investors. Investment professional for 46 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Alan J. Wilson	Less than 1 year	Senior Vice President – Capital World Investors. Investment professional for 29 years in total; 23 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts.

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Fund’s Board of Trustees will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the Fund or substitute shares of another HVIT Fund for the current Fund. This, in turn, could cause the Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group;

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Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance

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with applicable law.  The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for each HVIT Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

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Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

17

For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Fund is offered exclusively through variable insurance products. Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Master Fund’s investment adviser for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

18

PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.

Index:

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share.  The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  The Fund has adopted the Financial Statements of the Predecessor Fund.  The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by [                                ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

20

HIMCO VIT American Funds Growth Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.45	$8.95	$9.38	$7.96	$5.81
Investment Operations:
Net investment income (loss)	0.07	0.05	0.03	0.04	0.03
Net realized and unrealized gain (loss) on investments	3.00	1.51	(0.46)	1.42	2.22
Total from investment operations	3.07	1.56	(0.43)	1.46	2.25
Distributions:
Net investment income	(0.06)	(0.03)	—	(0.04)	(0.03)
Net realized gain on investments	(0.37)	(0.03)	—	—	(0.07)
Total distributions	(0.43)	(0.06)	—	(0.04)	(0.10)
Net asset value, end of period	$13.09	$10.45	$8.95	$9.38	$7.96
Total Return(b)	29.78%	17.56%	(4.57)%	18.36%	39.02%
Net assets at end of period (in thousands)	$351,018	$333,889	$317,968	$356,162	$296,659
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers(c)	1.04%	1.04%	1.04%	1.05%	1.03%
Ratio of expenses to average net assets after waivers(c)	0.54%	0.54%	0.54%	0.55%	0.53%
Ratio of net investment income to average net assets(c)	0.60%	0.50%	0.33%	0.43%	0.47%
Portfolio turnover rate(d)	3%	4%	5%	7%	3%

21

HIMCO VIT American Funds Growth Fund

Financial Highlights - Footnotes

(a)	Per share amounts have been calculated using average shares method.
(b)

The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)	Ratios do not include expenses of the Master Fund.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

22

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at [                                 ].

The Fund has assumed the performance and accounting history of the American Funds Growth HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY  40512-4293

By Phone:

1-800-862-6668

On The Internet:

[                                 ]

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO AFGF 6-2014	[ ], 2014

HIMCO VIT American Funds
Growth-Income Fund

Class IB: [ ]

Class IB Shares
Prospectus
[ ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

3

HIMCO VIT AMERICAN FUNDS GROWTH-INCOME FUND

SUMMARY SECTION

INVESTMENT GOAL. The HIMCO VIT American Funds Growth-Income Fund seeks long-term growth of capital and income.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	0.97%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual fund operating expenses	1.32%
Fee waiver and/or expense reimbursement(3)	0.49%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.83%

(1)         The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.  Fees and expenses of the Fund have been restated to reflect current fees.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Investment Management Company (“Hartford Investment Management”) has contractually agreed with HIMCO Variable Insurance Trust (the “Trust”), on behalf of the Fund, to waive a portion (currently 0.49%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IB	$85	$269	$472	$1,060

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.  The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund is designed for investors seeking both capital appreciation and income. The Master Fund invests primarily in common stocks or other securities that Capital Research and Management Company (“CRMC”) believes demonstrate the potential for appreciation and/or dividends. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.  The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

4

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. The Fund is the successor to the investment performance of the American Funds Growth-Income HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results.  Updated performance information is available at [                        ].  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

5

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  15.95% (2nd quarter, 2009)   Lowest  -22.02% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/13

	1 Year	5 Years	10 Years
Class IB	33.14%	17.29%	6.75%
S&P 500 Index
(reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Donald D. O’Neal (Vice Chairman of the Board)	Senior Vice President — Capital Research Global Investors	9 years

Dylan Yolles (Vice President)	Senior Vice President — Capital International Investors	9 years

J. Blair Frank	Senior Vice President — Capital Research Global Investors	8 years

Claudia P. Huntington	Senior Vice President — Capital Research Global Investors	20 years

William L. Robbins	Senior Vice President — Capital International Investors	2 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract or variable life insurance contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable annuity contract or variable life insurance contract. For information concerning the federal tax consequences to the purchasers of variable annuity and variable life insurance contracts, see the prospectus or other disclosure document for such investment.

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The Fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). The Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Fund has the same investment objective and limitations as the Master Fund in which it invests.  The Fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the Fund may withdraw its investment in the Master Fund if the Fund’s Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the Fund (as opposed to a cash distribution from the Master Fund).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Fund’s assets in the Master Fund is not a fundamental investment policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Fund.

Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the Fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the Fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The HIMCO VIT American Funds Growth-Income Fund seeks long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund is designed for investors seeking both capital appreciation and income. The Master Fund invests primarily in common stocks or other securities that CRMC believes demonstrate the potential for appreciation and/or dividends. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.  The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.  The Master Fund may also invest in bonds and other debt securities.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed  to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may

9

increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund through its investment in the Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Master Fund’s investment policies and risks.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Small-Cap Stock Risk

Small-capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on

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such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC.  Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager to the Fund. Because the Fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, Hartford Investment Management will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the Fund in shares of the Master Fund; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the Fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the Fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.  Hartford Investment Management is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013. Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.70%.

A discussion regarding the basis for the Fund’s Board of Trustees’ approval of the investment management agreement will be available in the Fund’s annual report to shareholders covering the period ending December 31, 2014.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another.  As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows  CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The annual management fee paid to CRMC for the year ended December 31, 2013, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.27%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2013.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.  Portfolio managers decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research-driven process with input from CRMC’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macro factors, including duration, yield curve and sector allocation, for certain of the fixed-income portfolios. The Master Fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

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The primary individual portfolio managers for the Master Fund are:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund
Donald D. O’Neal (Vice Chairman of the Board)	9 years	Senior Vice President — Capital Research Global Investors. Investment professional for 29 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.

Dylan Yolles (Vice President)	9 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital International Investors. Investment professional for 17 years in total; 14 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

J. Blair Frank	8 years	Senior Vice President — Capital Research Global Investors. Investment professional for 21 years in total; 20 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Claudia P. Huntington	20 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 41 years in total; 39 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

William L. Robbins	2 years (plus 12 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 22 years in total; 19 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts.

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Fund’s Board of Trustees will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the Fund or substitute shares of another HVIT Fund for the current Fund. This, in turn, could cause the Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group;

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Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance

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with applicable law.  The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for each HVIT Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

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Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

17

For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Fund is offered exclusively through variable insurance products. Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Master Fund’s investment adviser for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

18

PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.

Index:

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share.  The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  The Fund has adopted the Financial Statements of the Predecessor Fund.  The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by [                                ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

20

HIMCO VIT American Funds Growth-Income Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.20	$8.81	$9.00	$8.20	$6.39
Investment Operations:
Net investment income (loss)	0.11	0.13	0.12	0.10	0.11
Net realized and unrealized gain (loss) on investments	3.23	1.38	(0.31)	0.81	1.86
Total from investment operations	3.34	1.51	(0.19)	0.91	1.97
Distributions:
Net investment income	(0.14)	(0.12)	—	(0.11)	(0.11)
Net realized gain on investments	(0.14)	—	—	—	(0.05)
Total distributions	(0.28)	(0.12)	—	(0.11)	(0.16)
Net asset value, end of period	$13.26	$10.20	$8.81	$9.00	$8.20
Total Return(b)	33.14%	17.16%	(2.12)%	11.11%	30.85%
Net assets at end of period (in thousands)	$197,689	$183,220	$170,059	$185,836	$168,690
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers(c)	0.99%	0.99%	0.98%	0.99%	0.98%
Ratio of expenses to average net assets after waivers(c)	0.54%	0.54%	0.53%	0.54%	0.53%
Ratio of net investment income to average net assets(c)	0.97%	1.29%	1.26%	1.19%	1.56%
Portfolio turnover rate(d)	6%	9%	5%	8%	1%

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HIMCO VIT American Funds Growth-Income Fund

Financial Highlights - Footnotes

(a)	Per share amounts have been calculated using average shares method.
(b)

The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)	Ratios do not include expenses of the Master Fund.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

22

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at [         ].

The Fund has assumed the performance and accounting history of the American Funds Growth-Income HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY  40512-4293

By Phone:

1-800-862-6668

On The Internet:

[                                                      ]

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO AFGI 6-2014	[ ], 2014

HIMCO VIT American Funds International Fund

Class IB: [ ]

Class IB Shares
Prospectus
[ ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

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HIMCO VIT AMERICAN FUNDS INTERNATIONAL FUND

SUMMARY SECTION

INVESTMENT GOAL. The HIMCO VIT American Funds International Fund seeks long-term growth of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.34%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual fund operating expenses	1.69%
Fee waiver and/or expense reimbursement(3)	0.60%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.09%

(1)         The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests. Fees and expenses of the Fund have been restated to reflect current fees.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Investment Management Company (“Hartford Investment Management”) has contractually agreed with HIMCO Variable Insurance Trust (the “Trust”), on behalf of the Fund, to waive a portion (currently 0.60%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IB	$111	$347	$602	$1,333

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the International FundSM, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the Master Fund’s investment adviser believes have the potential for growth.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

4

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  The Fund is the successor to the investment performance of the American Funds International HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014. Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund. Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results.  Updated performance information is available at [                        ].  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

5

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  24.36% (2nd quarter, 2009)   Lowest  -21.91% (3rd quarter, 2011)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/13

	1 Year	5 Years	10 Years
Class IB	21.23%	13.29%	8.22%
MSCI All Country World ex USA Index
(reflects no deduction for fees, expenses or taxes)	15.78%	13.32%	8.04%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Sung Lee (Vice President)	Senior Vice President — Capital Research Global Investors	8 years

L. Alfonso Barroso	Senior Vice President — Capital Research Global Investors	5 years

Jesper Lyckeus	Senior Vice President — Capital Research Global Investors	7 years

Christopher M. Thomsen	Senior Vice President — Capital Research Global Investors	8 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract or variable life insurance contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable annuity contract or variable life insurance contract. For information concerning the federal tax consequences to the purchasers of variable annuity and variable life insurance contracts, see the prospectus or other disclosure document for such investment.

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The Fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). The Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Fund has the same investment objective and limitations as the Master Fund in which it invests.  The Fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the Fund may withdraw its investment in the Master Fund if the Fund’s Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the Fund (as opposed to a cash distribution from the Master Fund).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Fund’s assets in the Master Fund is not a fundamental investment policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Fund.

Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the Fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the Fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The HIMCO VIT American Funds International Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the Master Fund’s investment adviser believes have the potential for growth.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed  to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and

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private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund through its investment in the Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Master Fund’s investment policies and risks.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC.  Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

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Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager to the Fund. Because the Fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, Hartford Investment Management will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the Fund in shares of the Master Fund; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the Fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the Fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.  Hartford Investment Management is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013. Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.85%.

A discussion regarding the basis for the Fund’s Board of Trustees’ approval of the investment management agreement will be available in the Fund’s annual report to shareholders covering the period ending December 31, 2014.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another.  As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The annual management fee paid to CRMC for the year ended December 31, 2013, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.49%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2013.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.  Portfolio managers decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio managers for the Master Fund are:

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Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund
Sung Lee (Vice President)	8 years	Senior Vice President — Capital Research Global Investors. Investment professional for 20 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.

L. Alfonso Barroso	5 years	Senior Vice President — Capital Research Global Investors. Investment professional for 20 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.

Jesper Lyckeus	7 years (plus 8 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 19 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Christopher M. Thomsen	8 years	Senior Vice President — Capital Research Global Investors. Investment professional for 17 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts.

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Fund’s Board of Trustees will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the Fund or substitute shares of another HVIT Fund for the current Fund. This, in turn, could cause the Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group;

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Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance

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with applicable law.  The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for each HVIT Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

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Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

17

For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Fund is offered exclusively through variable insurance products. Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Master Fund’s investment adviser for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

18

PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund. The Predecessor Fund had the same investment objective and strategies as the Fund.

Index:

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The financial information presented for each applicable period is that of the Predecessor Fund. The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014. The Fund has adopted the Financial Statements of the Predecessor Fund. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by [                                 ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

20

HIMCO VIT American Funds International Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.73	$7.54	$8.96	$8.50	$6.09
Investment Operations:
Net investment income (loss)	0.09	0.10	0.13	0.13	0.11
Net realized and unrealized gain (loss) on investments	1.74	1.22	(1.40)	0.44	2.48
Total from investment operations	1.83	1.32	(1.27)	0.57	2.59
Distributions:
Net investment income	(0.11)	(0.13)	(0.15)	(0.08)	(0.11)
Net realized gain on investments	(0.18)	—	—	(0.03)	(0.07)
Total distributions	(0.29)	(0.13)	(0.15)	(0.11)	(0.18)
Net asset value, end of period	$10.27	$8.73	$7.54	$8.96	$8.50
Total Return(b)	21.23%	17.58%	(14.23)%	6.92%	42.75%
Net assets at end of period (in thousands)	$226,400	$225,298	$208,399	$235,702	$197,258
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers(c)	1.15%	1.14%	1.14%	1.16%	1.13%
Ratio of expenses to average net assets after waivers(c)	0.55%	0.54%	0.54%	0.56%	0.53%
Ratio of net investment income to average net assets(c)	0.99%	1.15%	1.52%	1.78%	1.53%
Portfolio turnover rate(d)	4%	7%	9%	7%	7%

21

HIMCO VIT American Funds International Fund

Financial Highlights - Footnotes

(a)         Per share amounts have been calculated using average shares method.

(b)         The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)          Ratios do not include expenses of the Master Fund.

(d)         Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

22

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at [                                  ].

The Fund has assumed the performance and accounting history of the American Funds International HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY  40512-4293

By Phone:

1-800-862-6668

On The Internet:

[                                ]

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO AFIN 6-2014	[ ], 2014

HIMCO VIT American Funds New World Fund

Class IB: [ ] Class IB Shares Prospectus [ ], 2014

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

[This Page Is Intentionally Left Blank]

3

HIMCO VIT AMERICAN FUNDS NEW WORLD FUND

SUMMARY SECTION

INVESTMENT GOAL. The HIMCO VIT American Funds New World Fund seeks long-term capital appreciation.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.83%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual fund operating expenses	2.23%
Fee waiver and/or expense reimbursement(3)	0.87%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.36%

(1)         The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.  Fees and expenses of the Fund have been restated to reflect current fees.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Investment Management Company (“Hartford Investment Management”) has contractually agreed with HIMCO Variable Insurance Trust (the “Trust”), on behalf of the Fund, to waive a portion (currently 0.87%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IB	$138	$432	$750	$1,649

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the New World Fund®, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets (also referred to as “emerging markets”) and that Capital Research and Management Company (“CRMC”) believes have the potential of providing capital appreciation.  The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.  The Master Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser, or unrated but determined to be of equivalent quality by CRMC), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

4

Under normal market conditions, the Master Fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, CRMC considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC maintains a list of qualified countries and securities in which the Master Fund may invest. Qualified developing countries in which the Master Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay,  Peru, Philippines, Poland, Qatar, Romania,  Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam, and Zambia.

The Master Fund may invest in equity securities of any company, regardless of where it is based, if CRMC determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

5

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  The Fund is the successor to the investment performance of the American Funds New World HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at [                      ].  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  23.84% (2nd quarter, 2009)   Lowest  -22.35% (4th quarter, 2008)

6

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of two broad-based market indices.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/13

	1 Year	5 Years	10 Years
Class IB	11.06%	14.43%	10.83%
MSCI All Country World Index
(reflects no deduction for fees, expenses or taxes)	23.44%	15.53%	7.72%
MSCI Emerging Markets Index
(reflects no deduction for fees, expenses or taxes)	-2.27%	15.15%	11.52%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Management.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Carl M. Kawaja (Vice President)	Senior Vice President — Capital World Investors	15 years

Nicholas J. Grace	Senior Vice President — Capital World Investors	2 years

F. Galen Hoskin	Senior Vice President — Capital World Investors	8 years

Robert H. Neithart	Senior Vice President — Capital Fixed Income Investors, CRMC	2 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract or variable life insurance contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable annuity contract or variable life insurance contract. For information concerning the federal tax consequences to the purchasers of variable annuity and variable life insurance contracts, see the prospectus or other disclosure document for such investment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The Fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). The Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Fund has the same investment objective and limitations as the Master Fund in which it invests.  The Fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the Fund may withdraw its investment in the Master Fund if the Fund’s Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the Fund (as opposed to a cash distribution from the Master Fund).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Fund’s assets in the Master Fund is not a fundamental investment policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Fund.

Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the Fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the Fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The HIMCO VIT American Funds New World Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the New World Fund®, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets (also referred to as “emerging markets”) and that Capital Research and Management Company (“CRMC”) believes have the potential of providing capital appreciation.  The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.  The Master Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser, or unrated but determined to be of equivalent quality by CRMC), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the Master Fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, CRMC considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC maintains a list of qualified countries and securities in which the Master Fund may invest. Qualified developing countries in which the Master Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay,  Peru, Philippines, Poland, Qatar, Romania,  Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam, and Zambia.

The Master Fund may invest in equity securities of any company, regardless of where it is based, if CRMC determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

MAIN RISKS.  The following are the primary risks of the Fund, which the Fund is exposed  to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bonds Risk - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk, speculative investments that may cause income and principal losses for the Fund.  The major risks of junk bond investments include:

•                  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•                  Prices of junk bonds are subject to extreme price fluctuations.  Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

•                  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•                  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures.  If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•                  Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions.  There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the

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dealers.  Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

•                  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.  The credit rating of a high yield security does not necessarily address its market value risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

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Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund through its investment in the Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Fund’s performance.  There is no assurance that the Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information (“SAI”) contains more detailed information about the Master Fund’s investment policies and risks.

Liquidity Risk — The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s net asset value.

Equity Securities - Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC.  Because the Fund invests all of its assets in the Master Fund, the Fund and its shareholders will bear the fees and expenses of the Fund and the Master Fund, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

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Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager to the Fund. Because the Fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, Hartford Investment Management will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the Fund in shares of the Master Fund; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the Fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the Fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.  Hartford Investment Management is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013. Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 1.10%.

A discussion regarding the basis for the Fund’s Board of Trustees’ approval of the investment management agreement will be available in the Fund’s annual report to shareholders covering the period ending December 31, 2014.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another.  As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The annual management fee paid to CRMC for the year ended December 31, 2013, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.73%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2013.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.  Portfolio managers decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research-driven process with input from CRMC’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macro factors, including duration, yield curve and sector allocation, for certain of the fixed-income portfolios. The Master Fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

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The primary individual portfolio managers for the Master Fund are:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund
Carl M. Kawaja (Vice President)	15 years (since the Master Fund’s inception)	Senior Vice President — Capital World Investors. Investment professional for 27 years in total; 23 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Nicholas J. Grace	2 years (plus 8 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 24 years in total; 20 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

F. Galen Hoskin	8 years (plus 6 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 20 years; all with CRMC or an affiliate.	Serves as an equity portfolio manager.

Robert H. Neithart	2 years (plus 2 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 27 years in total; all with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts.

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Fund’s Board of Trustees will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the Fund or substitute shares of another HVIT Fund for the current Fund. This, in turn, could cause the Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of Hartford Series Fund, Inc. that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group;

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Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

HIMCO Variable Insurance Trust (the “Trust”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance

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with applicable law.  The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Trustees for the Trust has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for each HVIT Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

17

Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the Fund is treated as a separate taxpayer. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

18

For more information about the tax status of the Fund, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The Fund may advertise performance related information. Performance information about the Fund is based on the Fund’s past performance only and is no indication of future performance.

The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Fund is offered exclusively through variable insurance products. Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the Fund’s performance information and will reduce an investor’s return under the insurance products.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Master Fund’s investment adviser for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, serves as distributor to the Fund.

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, serves as custodian of the Fund’s assets and as transfer and dividend disbursing agent for the Fund.

19

PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

The Fund is the successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown in the table for periods prior to October 20, 2014 is that of the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.

Indices:

Indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI All Country World Index consists of 44 country indices comprising 23 developed and 21 emerging market country indices.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

20

FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014. The Fund has adopted the Financial Statements of the Predecessor Fund. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by [                                 ], the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

21

HIMCO VIT American Funds New World Fund

Financial Highlights

Class IB

	Year Ended December 31,
	2013(a)	2012	2011	2010	2009(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.46	$8.66	$10.24	$8.80	$6.00
Investment Operations:
Net investment income (loss)	0.07	0.07	0.15	0.11	0.10
Net realized and unrealized gain (loss) on investments	0.89	1.38	(1.60)	1.42	2.84
Total from investment operations	0.96	1.45	(1.45)	1.53	2.94
Distributions:
Net investment income	(0.08)	(0.15)	(0.13)	(0.09)	(0.08)
Net realized gain on investments	(1.17)	(0.50)	—	—	(0.06)
Total distributions	(1.25)	(0.65)	(0.13)	(0.09)	(0.14)
Net asset value, end of period	$9.17	$9.46	$8.66	$10.24	$8.80
Total Return(b)	11.06%	17.47%	(14.23)%	17.54%	49.14%
Net assets at end of period (in thousands)	$34,304	$51,697	$52,569	$72,257	$58,578
Ratios/Supplemental Data:
Ratio of expenses to average net assets before waivers(c)	1.43%	1.41%	1.41%	1.42%	1.40%
Ratio of expenses to average net assets after waivers(c)	0.58%	0.56%	0.56%	0.57%	0.55%
Ratio of net investment income to average net assets(c)	0.77%	0.61%	1.33%	1.30%	1.44%
Portfolio turnover rate(d)	6%	8%	9%	12%	8%

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HIMCO VIT American Funds New World Fund

Financial Highlights - Footnotes

(a)	Per share amounts have been calculated using average shares method.
(b)

The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

(c)	Ratios do not include expenses of the Master Fund.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

23

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at [                                    ].

The Fund has assumed the performance and accounting history of the American Funds New World HLS Fund.  To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
P.O. Box 14293
Lexington, KY  40512-4293

By Phone:

1-800-862-6668

On The Internet:

[                                        ]

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

HIMCO Variable Insurance Trust 811-22954	HVIT PRO AFNW 6-2014	[ ], 2014

COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR HIMCO HVIT FUNDS

This Combined Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the prospectuses of HIMCO Variable Insurance Trust (the “Trust”), as described below and as supplemented from time to time.  The Trust is an open-end management investment company currently consisting of two separate investment portfolios (each such portfolio discussed in this Combined SAI is referred to herein as a “Fund” or an “HVIT Fund” and collectively as the “Funds” or “HVIT Funds”).  The Trust offers up to two classes of shares of each of its Funds.

HIMCO VARIABLE INSURANCE TRUST Including:

	Class IA	Class IB
HIMCO VIT Index Fund	[ ]	[ ]
HIMCO VIT Portfolio Diversifier Fund	—	[ ]

CLASS IA and CLASS IB SHARES

Each Fund’s prospectus is incorporated by reference into this SAI, and the portions of this SAI that relate to each Fund have been incorporated by reference into such Fund’s prospectus.  The portions of this SAI that do not relate to a Fund do not form a part of such Fund’s SAI, have not been incorporated by reference into such Fund’s prospectus and should not be relied upon by investors in such Fund.  The Predecessor Funds’ (as defined below) audited financial statements as of December 31, 2013 appearing in the Predecessor Funds’ Annual Reports to Shareholders are incorporated herein by reference.  A free copy of HIMCO VIT Index Fund’s prospectus is available on the Fund’s website at www.[               ].com.  A free copy of the Predecessor Funds’ Annual Reports to Shareholders and each Fund’s prospectus is available upon request by writing to: HIMCO HVIT Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 for all shareholders except variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates; or by calling 1-800-862-6668.

Date of Prospectuses:  [                      ], 2014

Date of Statement of Additional Information:  [           ], 2014

GENERAL INFORMATION

This SAI relates to all of the HVIT Funds listed on the front cover page (each such portfolio discussed in this SAI is referred to as an “HVIT Fund” or a “Fund” and together, the “HVIT Funds” or the “Funds”), each of which may serve as an underlying investment vehicle for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and one or more unaffiliated insurance companies, and for certain qualified employee benefit plans.  Each HVIT Fund offers up to two classes of shares:  Class IA and Class IB.  Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager and provides the day-to-day investment management of the Funds’ portfolios. Hartford Investment Management is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company.

Each HVIT Fund is an investment portfolio (series) of HIMCO Variable Insurance Trust, a Delaware statutory trust registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  HIMCO Variable Insurance Trust issues a separate series of shares of common stock for each HVIT Fund that is a series of HIMCO Variable Insurance Trust, representing a fractional undivided interest in such HVIT Fund. Each such series of shares is subdivided into up to two classes: Class IA and Class IB.  Class IA and Class IB shares are offered by Index Fund and Class IB shares are offered by Portfolio Diversifier Fund.

Each of the Funds in the Trust became effective on [    ], 2014 and are the successors in interest to certain funds having the same investment objectives and strategies that were included as series of another investment company, Hartford Series Fund, Inc. and that were sub-advised by the Funds’ investment manager, Hartford Investment Management (the “Predecessor Funds”).  On September 15, 2014, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into their corresponding series of the Trust (the “Successor Funds”) and effective as of the close of business on October 20, 2014, the assets and liabilities of each of the Predecessor Funds were transferred to the Trust in exchange for shares of each of the applicable Successor Funds.

Each HVIT Fund is a diversified fund.

Investments in the HVIT Funds are not:

•                  Deposits or obligations of any bank;

•                  Guaranteed or endorsed by any bank; or

•                  Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and principal investment strategies of each HVIT Fund are described in each HVIT Fund’s prospectus.  Additional information concerning certain of the HVIT Funds’ investments, strategies and risks is set forth below.  With respect to percentage restrictions on investments described in this SAI or in any prospectus, except with respect to the limitations on borrowing from banks set forth below under “Fundamental Investment Restrictions of the HVIT Funds,” if such percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in the values of securities or loans or amount of net assets or security characteristics is not a violation of any of such restrictions.  Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, each HVIT Fund’s investment objective and the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.                            FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE HVIT FUNDS

Each HVIT Fund has adopted the following fundamental investment restrictions, which may not be changed without approval of a majority of the applicable HVIT Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the 1940 Act and as used in the prospectuses and this SAI, a “majority of the outstanding voting securities” means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of an HVIT Fund (or a class of the outstanding shares of an HVIT Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the HVIT Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the HVIT Fund (or of the class).  Unless otherwise provided below, all references below to the assets of each HVIT Fund are in terms of current market value.

Each HVIT Fund:

1.              will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

2.              will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the HVIT Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry.

3.              will not make loans, except to the extent consistent with the 1940 Act, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

4.              will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the HVIT Fund may be deemed an underwriter under applicable laws;

5.              will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

6.              will not purchase or sell commodities or commodities contracts, except that an HVIT Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

B.                            NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE HVIT FUNDS

The following restrictions are non-fundamental restrictions and may be changed by the Board of Trustees of the Trust (the “Board of Trustees” or “Board”) without shareholder approval.

Each HVIT Fund may not:

1.              Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the HVIT Fund’s investment policies as set forth in its prospectus and this SAI, as they may be amended from time to time, and applicable law.

2.              Purchase securities on margin except to the extent permitted by applicable law.

3.              Purchase securities while outstanding borrowings exceed 5% of the HVIT Fund’s total assets, except where the borrowing is for temporary or emergency purposes.  Reverse repurchase agreements, dollar rolls, securities lending, and other investments or transactions described in the HVIT Fund’s prospectus and this SAI, as they may be amended from time to time, are not deemed to be borrowings for purposes of this restriction.

4.              Make short sales of securities or maintain a short position, except to the extent permitted by the HVIT Fund’s prospectus and SAI, as amended from time to time, and applicable law.

5.              Invest more than 15% of the HVIT Fund’s net assets in illiquid securities.

C.                                    NON-FUNDAMENTAL TAX RESTRICTIONS OF THE HVIT FUNDS

Each HVIT Fund must:

1.              Maintain its assets so that, at the close of each quarter of its taxable year,

(a)                  at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans), limited in respect of any one issuer to no more than 5 percent of the fair market value of the HVIT Fund’s total assets and 10 percent of the outstanding voting securities of such issuer, and

(b)                  no more than 25 percent of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the HVIT Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board of Trustees to the extent appropriate in light of changes to applicable tax law requirements.

2.              Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder.  Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

(a)                                 no more than 55% of the value of the assets in the HVIT Fund is represented by any one investment,

(b)                                 no more than 70% of the value of the assets in the HVIT Fund is represented by any two investments,

(c)                                  no more than 80% of the value of the assets in the HVIT Fund is represented by any three investments, and

(d)                                 no more than 90% of the value of the total assets of the HVIT Fund is represented by any four investments.

In determining whether the above diversification standards are met, each U.S Government agency or instrumentality shall be treated as a separate issuer.

D.                                    CLASSIFICATION

Each HVIT Fund has elected to be classified as a diversified series of an open-end management investment company.  As a diversified fund, at least 75% of the value of each such HVIT Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer (i) to an amount not greater in value than 5% of the value of the total assets of such HVIT Fund and (ii) to not more than 10% of the outstanding voting securities of such issuer.

A Fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders.

E.                                     DESCRIPTION OF THE INDEX FOR PORTFOLIO DIVERSIFIER FUND

As set forth in the prospectus, the Portfolio Diversifier Fund seeks to achieve its investment objective by replicating the performance of the Portfolio Diversifier Index (the “PDF Index”). The PDF Index is a composite index designed by Hartford Life Insurance Company (“Hartford Life”).  The PDF Index is intended to produce investment performance that may mitigate against significant declines in the aggregate value of investment allocations to the equity mutual funds (the “Allocated Funds”) under those variable annuity contracts where the contract holder has elected a guaranteed benefit rider subject to an allocation requiring investment in the Portfolio Diversifier Fund (a “Rider”), while also preserving the potential for modest appreciation in net asset value when markets are appreciating.  The PDF Index determines both how the Portfolio Diversifier Fund’s assets are allocated among the separate investment strategies, or “sleeves,” and the investments made in the sleeve that invests in futures, options, and other derivative instruments.

Hartford Investment Management calculates the PDF Index on a monthly basis, using: (i) a pre-set algorithm; (ii) information relating to the Rider holders provided by Hartford Life and its affiliates and by Forethought (the “Holder Data”); and (iii) market data provided by Hartford Life (the “Market Data”).  The algorithm used to calculate the PDF Index is a Black-Scholes closed form model.

The Holder Data consists of the following information about Rider holders:

(i)                                          the aggregate allocations of Rider holders to each Allocated Fund;

(ii)                                       the changes in value of the aggregate guarantee of Hartford Life and its affiliates and Forethought to the holders of the Riders relative to the holders’ total assets invested in the Portfolio Diversifier Fund and Allocated Funds in connection with the Riders;

(iii)                                    the aggregate cash flows relating to the Riders to each Allocated Fund, net of cash withdrawals in the case of surrenders;

(iv)                                   updated projections of future cash withdrawals related to the Riders based on past cash withdrawal activity as compared to projected cash withdrawal activity for that same time period; and

(v)                                      data derived from returns-based style regression analyses of the investment performance characteristics of the Portfolio Diversifier Fund and the Allocated Funds.

The value of the aggregate guarantee of Hartford Life and its affiliates and Forethought is the total of the guarantee obligations with respect to each contract holder that elects a Rider.

The Market Data consists of:

(i)                                     discount rates and/or discount factors;

(ii)                                  dividend yields; and

(iii)                               equity implied volatility surface (a measure of option volatility).

The Market Data is based on information derived from inquiries to third parties regarding valuations, such as dealer quotes, and publicly available market information, applied in standard industry valuation models.

Hartford Investment Management and HIMCO Variable Insurance Trust, on behalf of the Fund, have developed procedures designed to: (i) specify the processes for developing and communicating the Holder Data and Market Data, calculating the PDF Index and managing the Portfolio Diversifier Fund to replicate the performance of the PDF Index and (ii) monitor for compliance with the specified processes.  The processes that have been developed are designed to minimize the discretion Hartford Investment Management may have in undertaking their responsibilities in connection with the processes, although certain of the processes, such as the selection of valuation models for use in developing the Market Data, may have an element of discretion or subjectivity.  The procedures, however, provide for escalation and compliance monitoring processes in order to establish controls designed to provide assurances that the processes are not conducted in a manner intended to benefit Hartford Life or Forethought to the detriment of the Portfolio Diversifier Fund and contract holders.

F.                              CERTAIN INVESTMENT STRATEGIES, RISKS AND CONSIDERATIONS

Each HVIT Fund has currently elected not to register with the Commodity Futures Trading Commission as a commodity pool.  As a result, each HVIT Fund will not purchase commodity futures, commodity options contracts, or swaps if, immediately after and as a result of such purchase, (i) the HVIT Fund’s aggregate initial margin and premiums posted for its non-bona fide hedging trading in these instruments exceeds 5% of the liquidation value of the HVIT Fund’s portfolio (after taking into account unrealized profits and losses and excluding the in-the-money amount of an option at the time of purchase) or (ii) the aggregate net notional value of the HVIT Fund’s positions in such instruments not used solely for bona fide hedging purposes exceeds 100 percent of the liquidation value of the HVIT Fund’s portfolio (after taking into account unrealized profits and losses).  Each HVIT Fund may choose to change this election at any time.

INVESTMENT RISKS

The investment objective and principal investment strategies for each HVIT Fund are discussed in each HVIT Fund’s prospectus.  Certain descriptions in each HVIT Fund’s prospectus and this SAI of a particular investment practice or technique in which the HVIT Funds may engage or a financial instrument that the HVIT Funds may purchase are meant to describe the spectrum of investments that Hartford Investment Management, in its discretion, might, but is not required to, use in managing the HVIT Fund’s portfolio assets in accordance with the HVIT Fund’s investment objective, policies, and restrictions. Hartford Investment Management, in its discretion, may employ any such practice, technique, or instrument for one or more of the HVIT Funds, but not for all of the HVIT Funds. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

The Portfolio Diversifier Fund allocates its assets among three separate investment strategies, or “sleeves,” consisting of:

•                              a sleeve designed to approximate the investment performance of the Barclays U.S. Aggregate Bond Index (the “Bond Sleeve”);

•                              a sleeve designed to approximate the performance of the S&P 500 Index (the “Equity Sleeve”); and

•                              a sleeve consisting of (i) a basket of derivatives that generally will increase in value if the S&P 500 Index decreases significantly in value and will generally decrease in value when the S&P 500 Index remains level or increases in value; and (ii) holdings of Treasury securities and other cash investments (the “Derivative Sleeve”).

The anticipated allocation ranges for the sleeves and anticipated target allocations (i.e., expected allocations under normal market conditions) are:

Sleeve	Allocation Range	Allocation Target
Bond Sleeve	20 to 60% of net assets	40% of net assets
Equity Sleeve	0 to 40% of net assets	20% of net assets
Derivative Sleeve	20 to 60% of net assets	40% of net assets

The table and discussion set forth below provide descriptions of some of the types of investments and investment strategies that one or more of the HVIT Funds may use, and the risks and considerations associated with those investments and investment strategies. Please see each HVIT Fund’s prospectus and the “Investment Objectives and Policies” section of this SAI for further information on each HVIT Fund’s investment policies and risks.  Information contained in this section about the risks and considerations associated with an HVIT Fund’s investments and/or investment strategies applies only to those HVIT Funds specifically identified in the tables below as making each type of investment or using each investment strategy (each, a “Covered Fund”).  Information that does not apply to a Covered Fund does not form a part of that Covered Fund’s SAI and should not be relied on by investors in that Covered Fund.  Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of the Covered Fund’s SAI.

	Index	Portfolio Diversifier
Asset Allocation Risk		X
Asset Coverage	X	X
Asset-Backed Securities		X
Borrowing	X	X

	Index	Portfolio Diversifier
Call Risk		X
Convertible Securities		X
Counterparty Risk	X	X
Credit Risk		X
Depositary Receipts	X
Derivative Instruments	X	X
Options Contracts	X	X
Futures Contracts & Options on Futures Contracts	X	X
Swap Agreements & Swaptions		X
Inflation-Linked Instruments		X
Hybrid Instruments		X
Credit-Linked Securities		X
Index Securities and Structured Notes		X
Foreign Currency Transactions	X
Risk Factors in Derivative Instruments	X	X
Dollar Rolls		X
Early Closing Risk		X
Exchange-Traded Funds (ETFs)		X
Exchange-Traded Notes (ETNs)		X
Event Risk		X
Fixed Income Securities		X
Foreign Investments	X	X
Fund Strategy Risk		X
Government Intervention in Financial Markets	X	X
Healthcare-Related Securities Risk	X
High Yield Securities (“Junk Bonds”)		X
Illiquid Investments	X	X
Index Strategy Risk	X	X
Inflation Protected Debt Securities		X
Information Risk		X
Interest Rate Risk		X
Investment Grade Securities		X
Investment Strategy Risk		X
Lending Portfolio Securities	X	X
Liquidation of Funds	X	X
Market Risk	X	X
Money Market Instruments and Temporary Investment Strategies	X	X
Mortgage-Related Securities		X
Municipal Securities		X
Opportunity Risk		X
Other Capital Securities	X
Other Investment Companies		X
Recent Fixed Income Market Events		X
Repurchase and Reverse Repurchase Agreements	X	X
Restricted Securities	X	X
Sovereign Debt		X
Structured Securities		X
Taxable Income Risk		X
To Be Announced (TBA) Securities Risk	X
Tracking Error Risk	X	X
U.S. Government Securities Risk		X
Value Orientation Risk		X
Volatility Risk		X
Warrants and Rights Risk	X	X
When-Issued and Delayed-Delivery Securities and Forward Commitments Risk		X
Zero Coupon Securities	X	X

ASSET ALLOCATION RISK.  Asset allocation risk is the risk that a Fund may not achieve its objective or may underperform other funds with similar investment strategies because the Fund’s strategy for allocating assets among different asset classes does not work as intended.

ASSET COVERAGE.  To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (i) an offsetting position for the same type of financial asset or (ii) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered in clause (i).  Assets used as offsetting positions, designated on the Fund’s books or held in a segregated account cannot be sold while the position(s) requiring cover is/are open unless replaced with other appropriate assets.  As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

ASSET-BACKED SECURITIES.  Asset-backed securities are securities backed by home equity loans, installment sale contracts, credit card receivables or other assets. Asset-backed securities are “pass-through” securities, meaning that principal and interest payments — net of expenses — made by the borrower on the underlying assets (such as credit card receivables) are passed through to a Fund. The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed income securities because of their potential for prepayment. The price paid by a Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter term securities, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

Asset-backed securities do not always have the benefit of a security interest in the underlying asset.  For example, credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off amounts owed.  The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.  If the Funds purchase asset-backed securities that are “subordinated” to other interests in the same asset-backed pool, a Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

LIBOR Risk.  According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR rate setting process. Since the LIBOR scandal came to light, several financial institutions have been fined significant amounts by various financial regulators in connection with allegations of manipulation of LIBOR rates. Other financial institutions in various countries are being investigated for similar actions. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by the Fund.

BORROWING.  Each Fund may borrow money to the extent set forth under “Investment Objectives and Policies.”  The Funds do not intend to borrow for leverage purposes, except as may be set forth under “Investment Objectives and Policies.” Interest paid on borrowings will decrease the net earnings of a Fund and will not be available for investment.

CALL RISK.  Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce a Fund’s income if the proceeds are then reinvested at lower interest rates.

CONVERTIBLE SECURITIES.  The market value of a convertible security performs like that of a regular debt security; this means that if market interest rates rise, the value of a convertible security usually falls.  Convertible securities are also subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.  Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as its underlying common stock.

COUNTERPARTY RISK.  With respect to certain transactions, such as over-the-counter derivatives contracts or repurchase agreements, a Fund will be exposed to the risk that the counterparty to the transaction may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.  In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating its positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, the inability to realize any gains on its investment during such period and any fees and expenses incurred in enforcing its rights.  The Fund also bears the risk of loss of the amount expected to be received under a derivative transaction in the event of the default or bankruptcy of a counterparty.

CREDIT RISK.  Credit risk refers to the possibility that the issuer of a security will not be able to make timely principal and interest payments.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.  Securities issued by the U.S. Treasury historically have presented minimal credit risk.  However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations.  A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

DEPOSITARY RECEIPTS (ADRs, EDRs and GDRs).  Certain Funds may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  ADRs are receipts typically issued by a U.S. bank or trust company that evidence underlying securities issued by a foreign corporation.  ADRs are traded on U.S. securities exchanges, or in over-the-counter markets, and are denominated in U.S. dollars.  EDRs and GDRs are similar instruments that are issued in Europe (EDRs) or globally (GDRs), traded on foreign securities exchanges and denominated in foreign currencies.  The value of a depositary receipt will fluctuate with the value of the underlying security, reflect changes in exchange rates and otherwise involve the same risks associated with the foreign securities that they evidence or into which they may be converted.  A Fund may also invest in unsponsored depositary receipts.  The issuers of unsponsored depositary receipts are not obligated to disclose information that would be considered material in the United States.  Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.  See also “Foreign Investments” below.

DERIVATIVE INSTRUMENTS

Certain Funds may use instruments called derivatives or derivative securities.  A derivative is a financial instrument the value of which is derived from the value of one or more underlying securities, commodities, currencies, indices, debt instruments, other derivatives or any other agreed upon pricing index or arrangement (e.g., the movement over time of the Consumer Price Index or freight rates) (each an “Underlying Instrument”).  Derivatives contracts are either physically settled, which means the parties trade the Underlying Instrument itself, or cash settled, which means the parties simply make cash payments based on the value of the Underlying Instrument (and do not actually deliver or receive the Underlying Instrument).  Derivatives may allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.

Many derivative contracts are traded on securities or commodities exchanges, the contract terms are generally standard, and the parties make payments due under the contracts through the exchange.  Most exchanges require the parties to post margin against their obligations under the contracts, and the performance of the parties’ obligations under such contracts is usually guaranteed by the exchange or a related clearing corporation.  Other derivative contracts are traded over-the-counter (“OTC”) in transactions negotiated directly between the counterparties.  OTC derivative contracts do not have standard terms, so they are generally less liquid and more difficult to value than exchange-traded contracts.  OTC derivatives also expose a Fund to additional credit risks to the extent a counterparty defaults on a contract.  See “Additional Risk Factors and Considerations of OTC Transactions” below.

Depending on how a Fund uses derivatives and the relationships between the market values of the derivative and the Underlying Instrument, derivatives could increase or decrease a Fund’s exposure to the risks of the Underlying Instrument.  Derivative contracts may also expose the Fund to additional liquidity and leverage risks.  See “Risk Factors in Derivative Instruments” below.

Each Fund may use derivatives for hedging purposes.  Certain Funds may also use derivatives for cash flow management or, as part of their overall investment strategies, to seek to replicate the performance of a particular index or to enhance returns.  The use of derivatives to enhance returns is considered speculative because the Fund is primarily seeking to achieve gains rather than to offset, or hedge, the risks of other positions.  When a Fund invests in a derivative for speculative purposes, the Fund is fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative itself.  No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging.  The Portfolio Diversifier Fund will use derivative instruments to seek to mitigate against significant declines in the aggregate value of the Allocated Funds of Rider holders as a part of its investment strategy.  Each Fund may also use derivative instruments to offset the risks, or to “hedge” the risks, associated with other Fund holdings.  For example, derivatives may be used to hedge against movements in interest rates, currency exchange rates and the equity markets through the use of options, futures transactions and options on futures.  Derivatives may also be used to hedge against duration risk in fixed-income investments.  Losses on one Fund investment may be substantially reduced by gains on a derivative that reacts to the same market movements in an opposite manner.  However, while hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative offsets the advantage of the hedge.

Among other risks, hedging involves correlation risk, which is the risk that changes in the value of the derivative will not match (i.e., will not offset) changes in the value of the holdings being hedged as expected by a Fund.  In such a case, any losses on the Fund holdings being hedged may not be reduced or may even be increased as a result of the use of the derivative.  The inability to close options and futures positions also could have an adverse impact on a Fund’s ability effectively to hedge its portfolio.

There can be no assurance that the use of hedging transactions will be effective.  No Fund is required to engage in hedging transactions, and each Fund may choose not to do so.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

The Funds might not employ any of the derivatives strategies described below, and there can be no assurance that any strategy used will succeed.  A Fund’s success in employing derivatives strategies may depend on the investment manager’s correctly forecasting interest rates, market values or other economic factors, and there can be no assurance that the investment manager’s forecasts will be accurate.  If the investment manager’s forecasts are not accurate, the Fund may end up in a worse position than if derivatives strategies had not been employed at all.

In addition, the Portfolio Diversifier Fund’s use of hedging strategies will be based on certain information about the Allocated Funds, and the data used by Hartford Investment Management to calculate the PDF Index may not always be current.  To the extent the data, and in particular the market-related data, is outdated or inaccurate, the Derivative Sleeve may fail to hedge or may hedge less effectively against equity market declines.  In addition, when the values of investments are increasing, the Fund’s value could increase to a lesser extent, or decrease to a greater extent, than would be the case if the data used to calculate the PDF Index were current.  Further, the PDF Index is intended to hedge against the aggregate allocations of holders of the Riders to the Allocated Funds and not the allocation of any individual contract owner. The Derivative Sleeve may not be successful in providing an effective hedge, and the hedge, even if effective, will benefit some Rider holders more than others, depending upon the allocations to funds selected by the holders. In particular, contract owners whose allocations have a relatively higher anticipated correlation to the investment performance of the S&P 500 Index will benefit to a greater extent from the hedge during periods of equity market declines.

A Fund’s ability to use certain derivative transactions may be limited by tax considerations and certain other legal considerations.  Further, suitable derivative transactions might not be available at all times or in all circumstances.  Described below are certain derivative instruments and trading strategies the Funds may use (either separately or in combination) in seeking to achieve their overall investment objectives.

Options Contracts

An options contract, or an “option,” is a type of derivative.  An option is an agreement between two parties in which one gives the other the right, but not the obligation, to buy or sell an Underlying Instrument at a set price (the “exercise price” or “strike price”) for a specified period of time.  The buyer of an option pays a premium for the opportunity to decide whether to carry out the transaction (exercise the option) when it is beneficial.  The option seller (writer) receives the initial premium and is obligated to carry out the transaction if and when the buyer exercises the option.  Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Underlying Instruments.  Options that are written on futures contracts, or futures options (discussed below), are subject to margin requirements similar to those applied to futures contracts.  A Fund may engage in options transactions on any security or instrument in which it may invest, on any securities index based on securities in which it may invest or on any aggregates of equity and debt securities consisting of securities in which it may invest (aggregates are composites of equity or debt securities that are not tied to a commonly known index).  Certain Funds may also enter into options on foreign currencies.  As with futures and swaps (discussed below), the success of any strategy involving options depends on the investment manager’s analysis of many economic and mathematical factors, and a Fund’s return may be higher if it does not invest in such instruments at all.  A Fund may only write “covered” options.  The sections below describe certain types of options and related techniques that the Funds may use.

Call Options.  A call option gives the holder the right to purchase the Underlying Instrument at the exercise price for a fixed period of time.  A Fund would typically purchase a call option in anticipation of an increase in value of the Underlying Instrument because owning the option allows the Fund to participate in price increases on a more limited risk basis than if the Fund had initially directly purchased the Underlying Instrument.  If, during the option period, the market value of the Underlying Instrument exceeds the exercise price, plus the option premium paid by the Fund and any transaction costs the Fund incurs in purchasing the option, the Fund realizes a gain upon exercise of the option.  Otherwise, the Fund realizes either no gain or a loss on its purchase of the option.

Certain Funds are also permitted to write (i.e., sell) “covered” call options, which obligate a Fund, in return for the option premium, to sell the Underlying Instrument to the option holder for the exercise price if the option is exercised at any time before or on its expiration date.  In order for a call option to be covered, the Fund must have at least one of the following in place with respect to the option and for so long as the option is outstanding:  (i)  the Fund owns the Underlying Instrument subject to the option (or, in the case of an option on an index, owns securities whose price changes are expected to be similar to those of the underlying index), (ii) the Fund has an absolute and immediate right to acquire the Underlying Instrument without additional cash consideration (or for additional cash consideration so long as the Fund segregates such additional cash amount) upon conversion or exchange of other securities in its portfolio, (iii) the Fund enters into an offsetting forward contract and/or purchases an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position, or (iv) the Fund segregates assets with an aggregate value equal to the exercise price of the option.

A Fund would typically write a call option to generate income from the option premium and/or in anticipation of a decrease, or only a limited increase (i.e., an increase that is less than the option premium received by the Fund in writing the option), in the market value of the Underlying Instrument.  In writing a call option, however, the Fund would not profit if the market value of the Underlying Instrument increases to an amount that exceeds the sum of the exercise price plus the premium received by the Fund.  Also, the Fund cannot sell the Underlying Instrument while the option is in effect unless the Fund enters into a closing purchase transaction.  A closing purchase transaction cancels out the Fund’s position as option writer by means of an offsetting purchase of an identical option prior to the expiration or exercise of the option it has written.

Put Options.  A put option gives the holder the right to sell the Underlying Instrument at the exercise price for a fixed period of time.  A Fund would typically purchase a put option in anticipation of a decline in market values of securities.  This limits the Fund’s potential for loss in the event that the market value of the Underlying Instrument falls below the exercise price.

Each Fund is also permitted to write covered put options on the securities or instruments in which it may invest.  In order for a put option to be covered, the Fund must have at least one of the following in place with respect to the option and for so long as the option is outstanding:  (i) the Fund enters into an offsetting forward contract and/or purchases an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position or (ii) the Fund segregates assets or cash with an aggregate value equal to the exercise price of the option.

A Fund would typically write a put option on an Underlying Instrument to generate income from premiums and in anticipation of an increase or only a limited decrease in the value of the Underlying Instrument.  However, as writer of the put and in return for the option premium, the Fund takes the risk that it may be required to purchase the Underlying Instrument at a price in excess of its market value at the time of purchase.  Because the purchaser may exercise its right under the option contract at any time during the option period, the Fund has no control over when it may be required to purchase the Underlying Instrument unless it enters into a closing purchase transaction.

Collars and Straddles.  Certain Funds may employ collars, which are options strategies in which a call with an exercise price greater than the price of the Underlying Instrument (an “out-of-the-money call”) is sold and an in-the-money put (where the exercise price is again above the price of the Underlying Instrument) is purchased, to preserve a certain return within a predetermined range of values.  Certain Funds are also permitted to write covered straddles consisting of a combination of a call and a put written on the same Underlying Instrument.  A straddle is covered when sufficient assets are deposited to meet a Fund’s immediate obligations.  A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Options on Indices.  Certain Funds are permitted to invest in options on any index made up of securities or other instruments in which a Fund itself may invest.  Options on indices are similar to options on securities except that index options are always cash settled, which means that upon exercise of the option the holder receives cash equal to the difference between the closing price of the index and the exercise price of the option times a specified multiple that determines the total monetary value for each point of such difference.  As with other written options, all index options written by a Fund must be covered.

Risks Associated with Options.  There are several risks associated with options transactions.  For example, there are significant differences between the options market and the securities markets that could result in imperfect correlation between the two markets.  Such imperfect correlation could then cause a given transaction to fail to achieve its objectives.  Options are also subject to the risks of an illiquid secondary market, whether those options are traded over-the-counter or on a national securities exchange.  There can be no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option at any particular time.  If a Fund is unable to effect a closing purchase transaction with respect to options it has written, the Fund will not be able to sell the Underlying Instruments or dispose of the segregated assets used to cover the options until the options expire or are exercised.  Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Instruments.  Moreover, a Fund’s ability to engage in options transactions may be limited by tax considerations and other legal considerations.

The presence of a liquid secondary market on an options exchange may dry up for any or all of the following reasons:  (i) there may be insufficient trading interest in certain options; (ii) the exchange may impose restrictions on opening or closing transactions or both; (iii) the exchange may halt or suspend trading, or impose other restrictions, on particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal exchange operations; (v) the facilities of the exchange or its related clearing corporation may at times be inadequate to handle trading volume; and/or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular classes or series of options), in which event the secondary market on that exchange (or in such classes or series of options) would cease to exist.  However, if the secondary market on an exchange ceases to exist, it would be expected (though it cannot be guaranteed)

that outstanding options on that exchange, if any, that had been issued as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund’s options transactions will also be subject to limitations, established by exchanges, boards of trade or other trading facilities, governing the maximum number of options in each class that may be written or purchased by any single investor or a group in investors acting in concert.  As such, the number of options any single Fund can write or purchase may be affected by options already written or purchased by other HVIT Funds.  An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits and/or impose sanctions.  Also, the hours of trading for options may not conform to the hours during which the Underlying Instruments are traded.  To the extent that the options markets close before the markets for the Underlying Instruments, significant price movements can take place in the underlying markets that would not be reflected in the options markets.

OTC options implicate additional liquidity and credit risks.  Unlike exchange-listed options, where an intermediary or clearing corporation assures that the options transactions are properly executed, the responsibility for performing OTC options transactions rests solely on the writer and holder of those options.  See “Additional Risk Factors and Considerations of OTC Transactions” below.

The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The successful use of options depends on the investment manager’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets.  See “Risk Factors in Derivative Instruments” below.

Additional Risk Associated with Options on Indices.  The writer’s payment obligation under an index option (which is a cash-settled option) usually equals a multiple of the difference between the exercise price, which was set at initiation of the option, and the closing index level on the date the option is exercised.  As such, index options implicate a “timing risk” that the value of the underlying index will change between the time the option is exercised by the option holder and the time the obligation thereunder is settled in cash by the option writer.

Futures Contracts and Options on Futures Contracts

A futures contract, which is a type of derivative, is a standardized, exchange-traded contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specified quantity of an Underlying Instrument at a specified price and specified future time.  The Funds are generally permitted to invest in futures contracts and options on futures contracts with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities (aggregates are composites of equity or debt securities that are not tied to a commonly known index), interest rates, indices, commodities and other financial instruments.

No price is paid upon entering into a futures contract.  Rather, when a Fund purchases or sells a futures contract it is required to post margin (“initial margin”) with the futures commission merchant (“FCM”) executing the transaction.  The margin required for a futures contract is usually less than ten percent of the contract value, but it is set by the exchange on which the contract is traded and may by modified during the term of the contract.  Subsequent payments, known as “variation margin,” to and from the FCM, will then be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates (a process known as “marking to market”).  If a Fund has insufficient cash available to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.  Futures involve substantial leverage risk.

An option on a futures contract (“futures option”) gives the option holder the right (but not the obligation) to buy or sell its position in the underlying futures contract at a specified price on or before a specified expiration date.  As with a futures contract itself, a Fund is required to deposit and maintain margin with respect to futures options it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

The sale of a futures contract limits a Fund’s risk of loss, prior to the futures contract’s expiration date, from a decline in the market value of portfolio holdings correlated with the futures contract.  In the event the market values of the portfolio holdings correlated with the futures contract increase rather than decrease, however, a Fund will realize a loss on the futures position and a lower return on the portfolio than would have been realized without the purchase of the futures contract.

Positions taken in the futures markets are usually not held to maturity but instead liquidated through offsetting transactions that may result in a profit or loss.  While the Fund’s futures contracts will usually be liquidated in this manner, a Fund may instead make or take delivery of the Underlying Instrument whenever it appears economically advantageous to do so.

A Fund is permitted to enter into a variety of futures contracts, including interest rate futures, index futures, currency futures and commodity futures, and options on such futures contracts.  A Fund may also invest in instruments that have characteristics similar to futures contracts, such as debt securities with interest or principal payments determined by reference to the value of a security, an index of securities or a commodity or currency at a future point in time.  The risks of such investments reflect the risks of investing in futures and derivatives generally, including volatility and illiquidity.

Risks Associated with Futures and Futures Options.  The primary risks associated with the use of futures contracts and options are: (a) imperfect correlation between the change in market value of instruments held by a Fund and the price of the futures contract or option; (b) the possible lack of an active market for a futures contract or option, or the lack of a liquid secondary market for a futures option, and the resulting inability to close the futures contract or option when desired; (c) losses, which are potentially unlimited, caused by unanticipated market movements; (d) the investment manager’s failure to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance in its obligations.  Futures contracts and futures options also involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the fund to segregate assets to cover such contracts and options.  Moreover, futures are inherently volatile, and a Fund’s ability to engage in futures transactions may be limited by tax considerations and other legal considerations.

U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Additional Considerations of Commodity Futures Contracts.  In addition to the risks described above, there are several additional risks associated with transactions in commodity futures contracts.  In particular, the costs to store underlying physical commodities are reflected in the price of a commodity futures contract.  To the extent that storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.  Further, the commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments and may be subject to broad price fluctuations.

Additional Considerations of Commodity Futures Contracts.  In addition to the risks described above, there are several additional risks associated with transactions in commodity futures contracts.  In particular, the costs to store underlying physical commodities are reflected in the price of a commodity futures contract.  To the extent that storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.  Further, the commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments and may be subject to broad price fluctuations.

Other Considerations Related to Options and Futures Options.  Each Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Swap Agreements and Swaptions

A swap agreement, or a swap, is a type of derivative instrument.  Swap agreements are entered into for periods ranging from a few weeks to more than one year.  In a standard swap, two parties exchange the returns (or differentials in rates of return) earned or realized on an Underlying Instrument.  The gross returns to be exchanged (or “swapped”) between the parties are calculated with respect to a “notional amount,” which is a predetermined dollar principal that represents the hypothetical underlying quantity upon which the parties’ payment obligations are computed.  The notional amount may be, among other things, a specific dollar amount invested, for example, at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities that represents a particular index.  The notional amount itself normally is not exchanged between the parties, but rather it serves as a reference amount from which to calculate the parties’ obligations under the swap.

A Fund will usually enter into swap agreements on a “net basis,” which means that the two payment streams are netted out with each party receiving or paying, as the case may be, only the net amount of the payments.  A Fund’s obligations under a swap agreement are generally accrued daily (offset against any amounts owing to the Fund), and accrued but unpaid net amounts owed to a counterparty are covered by segregating liquid assets, marked to market daily, to avoid leveraging the Fund’s portfolio.  If a Fund enters into a swap on other than a net basis, the Fund will segregate the full amount of its obligations under such swap.  A Fund may enter into swaps, caps, collars, floors and related instruments with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the investment manager to be creditworthy.  If a default occurs by the other party to such transaction, a Fund will have contractual remedies under the transaction documents, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

A Fund may engage in a wide variety of swap transactions, including, but not limited to, credit- and event-linked swaps, interest rate swaps, swaps on specific securities or indices, swaps on rates (such as mortgage prepayment rates) and other types of swaps, such as caps, collars, and floors.  In addition, to the extent a Fund is permitted to invest in foreign currency-denominated

securities, it may invest in currency swaps.  A Fund may also enter into options on swap agreements (“swaptions”).    Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield.  The sections below describe certain swap arrangements and related techniques that the Funds may use.

Interest Rate Swaps, Caps, Floors and Collars.  An interest rate swap is an OTC contract in which the parties exchange interest rate exposures (e.g., exchange floating rate payments for fixed rate payments or vice versa).  For example, a $10 million LIBOR swap requires one party to pay the equivalent of the London Interbank Offered Rate of Interest (which fluctuates) on the $10 million principal amount in exchange for the right to receive from the other party the equivalent of a stated fixed rate of interest on the $10 million principal amount.

Among other techniques, a Fund may use interest rate swaps to hedge interest rate and duration risk on fixed-income securities or portfolios, which can be particularly sensitive to interest rate changes.  Duration measures the sensitivity in prices of fixed-income securities to changes in interest rates; the duration of a portfolio or basket of bonds is the weighted average of the individual component durations.  Longer maturity bonds typically have a longer duration than shorter maturity bonds and, therefore, higher sensitivity to interest rate changes.  In an environment where interest rates are expected to rise, a Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points (such as two-, five- and 10- year duration points).

A Fund may also purchase or sell interest rate caps or floors.  In a typical interest rate cap, the buyer receives payments from the seller to the extent that a specified interest rate exceeds a predetermined level.  In a typical interest rate floor, the buyer receives payments from the seller to the extent that a specified interest rate falls below a predetermined level.  An interest rate collar combines elements of purchasing a cap and selling a floor and is usually employed to preserve a certain return within a predetermined range of values.

Commodity Swaps.  A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based Underlying Instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based Underlying Instrument.  In a total return commodity swap, a Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee.  As with other types of swap agreements, if the commodity swap lasts for a finite period of time, the swap may be structured such that the Fund pays a single fixed fee established at the outset of the swap.  However, if the term of the commodity swap is ongoing, with interim swap payments, the Fund may pay a variable or “floating” fee.  Such a variable fee may be pegged to a base rate, such as LIBOR, and is adjusted at specific intervals.  As such, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.  See “LIBOR Risk” above.

Currency Swaps.  A currency swap agreement is a contract in which two parties exchange one currency (e.g., U.S. dollars) for another currency (e.g., Japanese yen) on a specified schedule.  The currency exchange obligations under currency swaps could be either interest payments calculated on the notional amount or payments of the entire notional amount (or a combination of both).  Funds may engage in currency swap agreements as a tool to protect against uncertainty and fluctuations in foreign exchange rates in the purchase and sale of securities.  However, the use of currency swap agreements does not eliminate, or even always mitigate, potential losses arising from fluctuations in exchange rates.  In the case of currency swaps that involve the delivery of the entire notional amount of currency in exchange for another currency, the entire notional principal of the currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

Credit Default Swaps.  A credit default swap (“CDS”) is an agreement between two parties whereby one party (the “protection buyer”) makes an up-front payment or a stream of periodic payments over the term of the CDS to the other party (the “protection seller”), provided generally that no event of default or other credit-related event (a “credit event”) with respect to an Underlying Instrument occurs.  In return, the protection seller agrees to make a payment to the protection buyer if a credit event does occur with respect to the Underlying Instrument.  The CDS market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets.  Credit default swaps typically last between six months and three years, provided that no credit event occurs.  Credit default swaps may be physically settled or cash settled.

A Fund may be either the protection buyer or the protection seller in a CDS.  A Fund generally will not buy protection on issuers that are not currently held by that particular Fund.  However, a Fund may engage in credit default swap trades on single names, indices and baskets to manage asset class exposure and to capitalize on spread differentials in instances where there is not complete overlap between such Fund’s holdings or exposures and the reference entities in the credit default swap.  If the Fund is the protection buyer and no credit event occurs, the Fund loses its entire investment in the CDS (i.e., an amount equal to the aggregate amount of payments made by the Fund to the protection seller over the term of the CDS).  However, if a credit event does occur, the Fund (as protection buyer), will deliver the Underlying Instrument to the protection seller and is entitled to a payment from the protection seller equal to the full notional value of the Underlying Instrument, even though the Underlying Instrument at that time may have little or no value.  If the Fund is the protection seller and no credit event occurs, the Fund receives a fixed income throughout the term of the CDS (or an up-front payment at the beginning of the term of the CDS) in the form of payments from the protection buyer.  However, if the Fund is the protection seller and a credit event occurs, the Fund is obligated to pay the protection buyer the full notional value of the Underlying Instrument in return for the Underlying Instrument (which may at that time be of little or no value).

A Fund may also invest in the Dow Jones CDX (“CDX”), which is a family of indices that track credit derivative indices in various countries around the world.  The CDX provides investors with exposure to specific reference baskets of issuers of bonds or loans in certain segments, such as North American investment grade credit derivatives or emerging markets.  CDX reference baskets are generally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry.  While investing in CDXs increases the universe of bonds and loans to which a Fund is exposed, such investments entail risks that are not typically associated with investments in other debt instruments (rather, they entail risks more associated with derivative instruments).  The liquidity of the market for CDXs is also subject to liquidity in the secured loan and credit derivatives markets.

Total return swaps, asset swaps, inflation swaps and similar instruments.  A Fund may enter into total return swaps, assets swaps, inflation swaps and other types of swap agreements.  In a total return swap, the parties exchange the total return (i.e., interest payments plus any capital gains or losses) of an Underlying Instrument (or basket of such instruments) for the proceeds of another Underlying Instrument (or basket of such instruments).  Asset swaps combine an interest rate swap with a bond and are generally used to alter the cash flow characteristics of the Underlying Instrument.  For example, the parties may exchange a fixed investment, such as a bond with guaranteed coupon payments, for a floating investment like an index.  Inflation swaps are generally used to transfer inflation risk.  See “Inflation-Linked Instruments” herein.

Swaptions.  A Fund may also enter into swap options, or “swaptions.”  A swaption is a contract that gives one party the right (but not the obligation), in return for payment of the option premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time and on specified terms.  A Fund may write (sell) and purchase put and call swaptions.  Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption.  When a Fund purchases a swaption, it risks losing only the option premium it paid should it decide not to exercise the option.  When a Fund writes a swaption, however, it is obligated according to the terms of the underlying agreement if the option holder exercises the option.

Asset Segregation.  As investment companies registered with the SEC, the Funds may “set aside” (often referred to as “asset segregation”) liquid assets, or otherwise “cover” their positions in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder.  Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

Risks Associated with Swaps and Swaptions.  Investing in swaps and swaptions, and utilizing these and related techniques in managing a Fund portfolio, are highly specialized activities that involve investment techniques and risks different from those associated with ordinary portfolio transactions.  These investments involve significant risk of loss.  Whether a Fund’s use of swaps will be successful in furthering its investment objective will depend on the investment manager’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  If the investment manager is incorrect in its forecast of market values, the investment manager’s utilization of swap arrangements and related techniques could negatively impact the Fund’s performance.

The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.  Also, certain restrictions imposed by the Code may limit the Fund’s ability to use swap agreements.

If the creditworthiness of a Fund’s swap counterparty declines, it becomes more likely that the counterparty will fail to meet its obligations under the contract, and consequently the Fund will suffer losses.  Although there can be no assurance that a Fund will be able to do so, a Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.  However, a Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.  There can be no assurance that a Fund will be able to enter into swap transactions at prices or on terms the investment manager believes are advantageous to such Fund.  In addition, although the terms of swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate a swap or to sell or offset caps, collars or floors that it has purchased.  Investing in swaps and related techniques involves the risks associated with investments in derivative instruments.  Please see “Risk Factors in Derivative Instruments” and “Additional Risk Factors and Considerations of OTC Transactions” below.

Inflation-Linked Instruments

Certain Funds are permitted to invest in a variety of inflation-linked instruments, such as inflation-indexed securities and inflation-linked derivatives, to manage inflation risk or to obtain inflation exposure.  Inflation — a general rise in the prices of goods and services — is measured by inflation indices like the Consumer Price Index (CPI), which is calculated monthly by the U.S. Bureau of Labor Statistics, and the Retail Prices Index (RPI), which is calculated by U.K. Office for National Statistics.  The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

Inflation-linked derivatives are derivative instruments that tie payments to an inflation index.  Currently, most inflation derivatives are in the form of inflation swaps, such as CPI swaps.  A CPI swap is a fixed-maturity, over-the-counter derivative where one party pays a fixed rate in exchange for payments tied to the CPI.  The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the “breakeven inflation” rate and generally represents the current difference between Treasury yields and Treasury inflation protected securities (“TIPS”)  yields of similar maturities at the initiation of the swap agreement.  CPI swaps are typically designated as “zero coupon,” where all cash flows are exchanged at maturity.  The value of a CPI swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation, as measured by the CPI.  A CPI swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.

Other types of inflation derivatives include inflation options and futures.  There can be no assurance that the CPI, or any foreign inflation index, will accurately measure the rate of inflation in the prices of consumer goods and services.  Further, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.  Moreover, inflation-linked instruments are subject to the risks inherent in derivative transactions generally.  See “Risk Factors in Derivative Instruments” herein.  The market for inflation-linked instruments is still developing.  The investment manager reserves the right to use the instruments discussed above and similar instruments that may be available in the future.

Hybrid Instruments

A hybrid instrument is an interest in an issuer that combines the characteristics of an equity security, a debt security, a commodity and/or a derivative.  For example, an oil company might issue a commodity-linked bond that pays a fixed level of interest plus additional interest that accrues in correlation with the extent to which oil prices exceed a certain predetermined level.  This is a hybrid instrument combining a bond with an option on oil.

Depending on the types and terms of hybrid instruments, they present risks that may be similar to, different from or greater than those associated with traditional investments with similar characteristics.  Hybrid instruments are potentially more volatile than traditional investments and, depending on the structure of the particular hybrid, may expose the Fund to additional leverage and liquidity risks.  Moreover, the purchase of hybrids exposes a Fund to the credit risk of the issuers of the hybrids.  Described below are certain hybrid instruments the Funds may use in seeking to achieve their investment objectives.  The investment manager reserves the right to use the instruments mentioned below and similar instruments that may be available in the future.

Credit-Linked Securities.  Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities.  Investments in credit-linked securities normally consist of the right to receive periodic payments during the term and payment of principal at the end of the term.  However, these payments depend on the issuer’s own investments in derivative instruments and are, accordingly, subject to the risks associated with derivative instruments, which include volatility, illiquidity and counterparty risk.

Indexed Securities and Structured Notes.  Indexed securities are derivative securities the interest rate or principal of which is determined by an unrelated indicator (e.g., a currency, security, commodity or index).  Structured notes are debt indexed securities.  Indexed securities implicate a high degree of leverage, which magnifies the potential for gain and the risk of loss, when they include a multiplier that multiplies the indexed element by a specific factor.

Structured notes and indexed securities can be very volatile investments because, depending on how they are structured, their value may either increase or decrease in response to the value of the Underlying Instruments.  The terms of these securities may also provide that in some instances no principal is due at maturity, which may result in a loss of invested capital.  These instruments also may entail a greater degree of market risk than other types of securities because the investor bears the risk not only of the instrument but also of the unrelated indicator.  Indexed securities may involve significant credit risk and liquidity risk and, as with other sophisticated strategies, a Fund’s use of these instruments may not work as intended.

Foreign Currency Transactions

All Funds that are permitted to invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and futures options, and they may engage in foreign currency transactions either on a spot (cash) basis at prevailing currency exchange rates or through forward currency contracts.  The Funds may engage in these transactions to hedge, directly or indirectly, against currency fluctuations, for other investment purposes and, with respect to certain Funds, to seek to enhance returns.  A Fund may enter into currency transactions only with counterparties that the investment manager deems to be creditworthy.  Certain of the foreign currency transactions the Funds may use are described below.

Forward Currency Contracts.  Certain Funds may enter into forward currency contracts (“forwards”) in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy.  Forwards are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a set price on a future date.  The market value of a forward fluctuates with changes in foreign currency exchange rates.  Forwards are marked to market daily based upon foreign currency exchange rates from an independent pricing service, and the change in value is recorded as unrealized appreciation or depreciation.  A Fund will record a realized gain or loss when the forward is closed.  Forwards are highly volatile, involve substantial currency risk and may also involve credit and liquidity risks.

A Fund may use a forward in a “settlement hedge,” or “transaction hedge,” to lock in the U.S. dollar price on the purchase or sale of securities denominated in a foreign currency between the time when the security is purchased or sold and the time at which payment is received.  Forward contracts on foreign currency may also be used by a Fund in anticipation generally of the Fund’s making investments denominated in a foreign currency, even if the specific investments have not yet been selected by the investment manager.

In a “position hedge,” the Fund uses a forward to hedge against a decline in the value of existing investments denominated in foreign currency.  For example, a Fund may enter into a forward contract to sell Japanese yen in return for U.S. dollars in order to hedge against a possible decline in the yen’s value.  Position hedges tend to offset both positive and negative currency fluctuations.  Alternately, the Fund could hedge its position by selling another currency expected to perform similarly to the Japanese yen.  This is called a “proxy hedge” and may offer advantages in terms of cost, yield or efficiency.  However, proxy hedges may result in losses if the currency used to hedge does not move in tandem with the currency in which the hedged securities are denominated.

The Funds may also engage in cross-hedging by entering into forward contracts in one currency against a different currency.  Cross-hedging may be used to limit or increase exposure to a particular currency or to establish active exposure to the exchange rate between the two currencies.

Currency Swaps, Options and Futures.  In order to protect against currency fluctuations and for other investment purposes, the Funds may enter into currency swaps, options and futures.  See “Swap Agreements and Swaptions — Currency Swaps,” “Options Contracts,” and “Futures Contracts and Options on Futures Contracts” herein.

Additional Risks Associated with Foreign Currency Transactions.

It is extremely difficult to forecast currency market movements, and whether any hedging or other investment strategy will be successful is highly uncertain.  Further, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward.  Therefore, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the investment manager’s predictions regarding the movement of foreign currency or securities markets prove inaccurate.  To the extent a Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as a result of its hedging transactions.  It is impossible to hedge fully or perfectly against the effects of currency fluctuations on the value of non-U.S. securities because currency movements impact the value of different securities in differing degrees.

A Fund may buy or sell foreign currency options either on exchanges or in the OTC market.  Foreign currency transactions on foreign exchanges may not be regulated to the same extent as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities.  The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.  Foreign currency transactions are also subject to the risks inherent in investments in foreign markets.  Please see “Foreign Investments” below.

Risk Factors in Derivative Instruments

Derivatives are volatile and involve significant risks, including:

Correlation Risk — the risk that changes in the value of a derivative instrument will not match the changes in the value of the Fund holdings that are being hedged.

Counterparty Risk — the risk that the counterparty to an OTC derivatives contract or a borrower of a Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Credit Risk — the risk that the issuer of a security will not be able to make timely principal and interest payments.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of a Fund’s investment in and/or exposure to that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Index Risk — in respect of index-linked derivatives, the risks associated with changes in the underlying indices.  If an underlying index changes, a Fund may receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid.  Certain indexed securities, including inverse securities (which move in an opposite direction from the reference index), may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Interest Rate Risk — the risk that the value of an investment may decrease when interest rates rise because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk (interest rate risk is commonly measured by a fixed income investment’s duration).  Falling interest rates also create the potential for a decline in a Fund’s income.

Leverage Risk — the risk associated with certain types of investments or trading strategies (for example, borrowing money to increase the amount being invested) that relatively small market movements may result in large changes in the value of an investment.  Certain investments or trading strategies that involve leverage can result in losses that substantially exceed the amount originally invested.

Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like to sell them or at the price the seller believes the security is currently worth.

The potential loss on derivative instruments may be substantial relative to the initial investment therein.  A Fund incurs transaction costs in opening and closing positions in derivative instruments.  There can be no assurance that the use of derivative instruments will be advantageous.

Regulatory Aspects of Derivatives and Hedging Instruments.

As a result of recent amendments to rules under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), Hartford Investment Management must either operate within certain guidelines and restrictions with respect to a Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a “commodity pool operator” (“CPO”) with respect to the Fund and be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements.

Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC.   Under the amended rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts.

The Funds have filed a notice of eligibility claiming an exclusion from the definition of the term CPO and therefore the Funds are not subject to registration or regulation as a CPO under the CEA.  If in the future a Fund utilizes futures contracts, options on such futures, commodity options and certain swaps for non-bona fide hedging purposes beyond the de minimis amounts provided under the CFTC rules, Hartford Investment Management would be subject to registration and regulation as a CPO under the CEA with respect to its service as investment adviser to such Fund.  In the event that a Fund is required to register as a CPO in the future, the Fund will comply with applicable regulations.  If a Fund operates subject to CFTC regulation, it may incur additional expenses.

Additional Risk Factors and Considerations of OTC Transactions

Certain derivatives traded in OTC markets, including swaps, OTC options and indexed securities, involve substantial liquidity risk.  This risk may be increased in times of financial stress if the trading market for OTC derivatives contracts or otherwise becomes restricted.  The absence of liquidity may make it difficult or impossible for a Fund to ascertain a market value for such instruments and/or to sell them promptly and at an acceptable price.

Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations.  The counterparty’s failure to honor its obligations would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.  In addition, closing transactions can be made for OTC options only by negotiating directly with the counterparty or effecting a transaction in the secondary market (if any such market exists).  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option at any time prior to its expiration, if at all.

DOLLAR ROLLS.  In connection with their ability to purchase securities on a when-issued or forward commitment basis, certain of the Funds may enter into “dollar rolls” in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date.  The Funds give up the right to receive principal and interest paid on the securities sold.  However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received.  Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls.  The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of the investment manager to predict interest rates correctly.  There is no assurance that dollar rolls can be successfully employed.  In addition, the use of dollar rolls by a Fund while remaining substantially fully invested increases the amount of a Fund’s assets that are subject to market risk to an amount that is greater than such Fund’s net asset value, which could result in increased volatility of the price of such Fund’s shares.  Further, entering into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions.  For example, if the counterparty becomes insolvent, a Fund’s right to purchase from the counterparty may be restricted.  Also, the value of the underlying security may change adversely before a Fund is able to purchase it, or a Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market.  Further, because the counterparty may deliver a similar, but not identical, security, a Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.

EARLY CLOSING RISK.  The risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on a particular day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in the trading day, the Fund might incur substantial trading losses.

ETFs.  ETFs are registered investment companies that trade their shares on stock exchanges (such as the American Stock Exchange and the New York Stock Exchange) at market prices (rather than net asset value) and only are redeemable from the fund itself in large increments or in exchange for baskets of securities.  As an exchange traded security, an ETF’s shares are priced continuously and trade throughout the day.  ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector, or they may be actively managed.  An investment in an ETF generally implicates the following risks:  (i) the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and polices of the ETF; (ii) the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a price that is lower than its net asset value; and (v) the risk that an active market for the ETF’s shares may not develop or be maintained.  Also, a Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which it invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.  Further, trading in an ETF may be halted if the trading in one or more of the securities held by an ETF is halted.  Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.

Generally, a Fund will not purchase securities of an investment company (which would include an ETF) if, as a result:  (1) more than 10% of the Fund’s total assets would be invested in securities of other investment companies; (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund; or (3) more than 5% of the Fund’s total assets would be invested in any one such investment company.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds sponsored by other fund families to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing fund.  The Funds may rely on these exemptive orders to invest in ETFs.

ETNs.  ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. A Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

EVENT RISK.  Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by the issuer’s taking on additional debt.  As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

FIXED INCOME SECURITIES.  Certain Funds are permitted to invest in fixed income securities including, but not limited to:  (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations (“CMOs”); (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies or other foreign issuers (6) commercial mortgage-backed securities; and (7) other capital securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers).

FOREIGN INVESTMENTS

Certain Funds may invest in foreign issuers and borrowers, which include:  (1) companies organized outside of the United States, including in emerging market countries; (2) foreign sovereign governments and their agencies, authorities, instrumentalities and political subdivisions, including foreign states, provinces or municipalities; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States.  These securities may be denominated or quoted in, or pay income in, U.S. dollars or in a foreign currency. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer’s or borrower’s economic fortunes and risks are primarily linked with U.S. markets.

Investing in securities of foreign issuers and loans to foreign borrowers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. entities.  Less information may be available about foreign entities compared with U.S. entities.  For example, foreign issuers and borrowers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers and borrowers.  In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.  Other potential foreign market risks include difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets or imposition of (or change in) exchange control regulations.  Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.  In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities.  Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations.

Certain of the companies in which a Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations.  In particular, economic sanctions may be imposed against companies in various sectors of the Russian economy, including the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors.  Such sanctions, if imposed, could impair the Fund’s ability to meet its investment objective.  For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions.  In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments.  This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions.  The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Currency Risk and Exchange Risk.  Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected by changes in exchange rates.  Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars.  Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.  This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.  Moreover, transaction costs are incurred in connection with conversions between currencies.

Linked Notes.  A Fund may invest in debt exchangeable for common stock, debt, currency or equity linked notes and similar linked securities (e.g., zero-strike warrants) (“LNs”), which are derivative securities, typically issued by a financial institution or special purpose entity, the performance of which depends on the performance of a corresponding foreign security or index.  Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock.  LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined.  LNs are also subject to counterparty risk, which is the risk that the company issuing the LN may fail to pay the full amount due at maturity or redemption.  A Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

Settlement Risk.  Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.  Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically generated in the settlement of U.S. investments.  Settlements in certain foreign countries at times have not kept pace with the number of securities transactions being undertaken; these problems may make it difficult for a Fund to carry out transactions.  If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may remain uninvested with no return earned thereon for some period.  There may also be the danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to a Fund.  Further, compensation schemes may be non-existent, limited or inadequate to meet a Fund’s claims in any of these events.  In connection with any of these events, and other similar circumstances, a Fund may experience losses because of failures of or defects in settlement systems.

There are additional and magnified risks involved with investments in emerging or developing markets, which may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements that are less efficient than in developed markets.  In addition, the economies of emerging market countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.  Emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

FUND STRATEGY RISK. The Portfolio Diversifier Fund is available solely to holders of variable annuity contracts issued by Hartford Life and its affiliates and by Forethought who have elected a Rider.  The Fund is designed to replicate the PDF Index, which is designed to produce investment performance that may mitigate against significant declines in the values of the Allocated Funds held by Rider holders.  Hartford Life and its affiliates and Forethought have financial obligations to holders of the Riders arising from guarantee obligations under the Riders.  To the extent that the Fund’s strategy is successful, Hartford Life and its affiliates and Forethought will benefit from a reduction of the risk arising from their guarantee obligations under the Riders, and they will have less risk to hedge under the Riders than would be the case if holders did not allocate to the Fund.

As a holder of a Rider, you also will have exposure to changes in the values of the Allocated Funds, although your particular exposure will differ from the aggregated exposure that the PDF Index is designed to address, depending on your allocations and investment activity, among other factors.  Although the Fund may have the effect of mitigating declines in your contract value under a Rider in the event of a significant decline in equity market valuations, the strategy followed by the Fund, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising.  This may deprive you of some or all of the benefit of increases in equity market values under your contract and could also result in a decrease in the value of your variable annuity contract.  Depending on future market conditions, you might benefit more from selecting alternative allocations under a guaranteed benefit rider (if available) or alternate investments.  In addition, there is no guarantee that the Fund’s strategy will have its intended effect, and it may not work as effectively as is intended.  Depending on your particular allocation to the Allocated Funds under a Rider, the Fund’s strategy may be more or less effective in mitigating potential losses under your variable annuity contract than may be the case for others who elect a Rider and allocate contract value differently among the Allocated Funds.  In particular, the Fund’s investment strategy is not as likely to be as effective with respect to allocations that have relatively lower anticipated correlation to the investment performance of the S&P 500 Index.

Hartford Life’s and Forethought’s financial interest in reducing the volatility of overall contract value invested under the Riders, in light of their obligations under the Riders, may be deemed to present a potential conflict of interest with respect to the interests of the holders of the Riders, in that Hartford Life’s and Forethought’s interest may at times conflict with the Fund’s goal of preserving the potential for modest appreciation in the Fund’s net asset value when markets are appreciating. Hartford Investment Management and HIMCO Variable Insurance Trust, on behalf of the Fund, have developed procedures designed to address this potential conflict by (i) specifying the processes for developing and communicating the data used to calculate the PDF Index, calculating the PDF Index and managing the Fund to replicate the performance of the PDF Index and (ii) monitoring for compliance with the specified processes.

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS.  Recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility and, in some cases, a lack of liquidity.  Federal, state, and other governments, their regulatory agencies or self regulatory organizations may in the future take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Legislation or regulation may also change the way in which the Funds themselves are regulated.  In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole.  The Dodd-Frank Act leaves many issues to be resolved by regulatory studies and rulemakings, and in some cases further remedial legislation, by deferring their resolution to a future date.  This legislation, as well as additional legislation and regulatory changes that may be enacted in the future, could change the fund industry as a whole and limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such programs may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.  Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.  The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available.  Hartford Investment Management will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

HEALTHCARE-RELATED SECURITIES RISK.  Many healthcare-related companies are smaller and less seasoned than companies in other sectors.  Healthcare-related companies may also be strongly affected by scientific or technological developments, and their products may quickly become obsolete.  Further, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.  A number of legislative proposals concerning healthcare have been introduced, considered or adopted by the U.S. Congress in recent years.  These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and the promotion of prepaid healthcare plans.  A Fund cannot predict what proposals will be enacted or what effect they may have on healthcare-related companies.

HIGH YIELD SECURITIES (“JUNK BONDS”).  Any security or loan with a long-term credit rating of “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, as well as any security or loan that is unrated but determined by the investment manager to be of comparable quality, is below investment grade.

Securities and bank loans rated below investment grade are commonly referred to as “high yield-high risk debt securities,” “junk bonds,” “leveraged loans” or “emerging market debt,” as the case may be.  Each rating category has within it different gradations or sub-categories.  For instance the “Ba” rating for Moody’s includes “Ba3”, “Ba2” and “Ba1”.  Likewise the S&P and Fitch rating category of “BB” includes “BB+”, “BB” and “BB-”.  If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category.  Descriptions of the debt securities and bank loans ratings system, including the speculative characteristics attributable to each ratings category, are set forth in Appendix A to this SAI.

Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for a Fund.  Junk bonds may be issued by less creditworthy issuers.  Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.  Junk bonds are also subject to extreme price fluctuations.  Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.  Further, issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

In addition, junk bonds frequently have redemption features that permit an issuer to repurchase the security before it matures.  If an issuer redeems junk bonds owned by a Fund, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.  Junk bonds may also be less liquid than higher rated fixed income securities, even under normal economic conditions.  Moreover, there are relatively few dealers in the junk bond market, and there may be significant differences among these dealers’ price quotes.  Because they are less liquid, judgment may play a greater role in valuing these securities than is the case with securities that trade in a more liquid market.

A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.  The credit rating of a junk bond does not necessarily take into account its market value risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.  These securities and bank loans generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income and may be less liquid than securities and bank loans in higher rating categories.  Securities and bank loans in the highest category below investment grade are considered to be of poor standing and predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  As such, these investments often have reduced values that, in turn, negatively impact the value of the Fund’s shares.  If a security or bank loan is downgraded to a rating category that does not qualify for investment, the investment manager will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

ILLIQUID INVESTMENTS.  Each Fund is permitted to invest in illiquid securities or other illiquid investments in an amount up to 15% of its net assets.  Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used for such investments in the determination of a Fund’s net asset value.  A Fund may not be able to sell illiquid securities or other investments when the investment manager considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid.  Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on a Fund’s net asset value.

Securities and other investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the security, market events, economic conditions or investor perceptions.  Domestic and foreign markets are becoming more and more complex and interrelated such that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen.  With respect to over-the-counter (“OTC”) securities, the continued viability of any OTC secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a Fund’s portfolio become illiquid, the Fund may exceed its limit on illiquid instruments.  If this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable.  However, this requirement will not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Board of Trustees.  These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity.  The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists and thus negatively affect a Fund’s net asset value.

Under interpretations of the SEC Staff, the following types of investments in which a Fund may invest are considered illiquid:  (i) repurchase agreements maturing in more than seven days; (ii) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (iii) option contracts with respect to specific securities, that are not traded on a national securities exchange and not readily marketable; and (iv) any other securities or investments in which a Fund may invest that are not readily marketable.

INDEX STRATEGY RISK.  An index fund is not actively “managed,” and therefore the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from a Fund’s portfolio.  The Fund will remain invested in stocks even when stock prices are generally falling.

With respect to the Portfolio Diversifier Fund, each sleeve of the Fund, as well as the Fund as a whole, is designed to reproduce the performance profile of a particular index. Therefore, the fund is not actively “managed,” and the adverse performance of a particular investment may not result in the elimination of the investment from the Fund’s portfolio. Each sleeve, and the Fund as a whole, will continue to seek to reproduce the performance profile of the particular index even where the value of the index is generally falling.

INFLATION PROTECTED DEBT SECURITIES. Certain Funds may invest in inflation-protected debt securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security.  Most other issuers pay out the inflation accruals as part of a semiannual coupon.

The value of inflation protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal (or stated) interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the price of an inflation-protected debt security.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the price of an inflation protected debt security.

Interest payments on inflation protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.  The U.S. Treasury only began issuing TIPS in 1997, and corporations began issuing corporate inflation protected securities (“CIPS”) even more recently.  As a result, the market for such securities may be less developed or liquid, and more volatile, than certain other securities markets.  Although corporate inflation protected securities with different maturities may be issued in the future, the U.S. Treasury currently issues TIPS in five-year, ten-year and twenty-year maturities, and CIPS are currently issued in five-year, seven-year and ten-year maturities.  Repayment of the original security principal upon maturity (as adjusted for inflation) is generally guaranteed in the case of TIPS, even during a period of deflation.  However, the current market value of the securities is not guaranteed and will fluctuate.  Other inflation related securities, such as CIPS, may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

INTEREST RATE RISK.  Interest rate risk is the possibility an investment may go down in value when interest rates rise because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in a Fund’s income.  Interest rates in the United States are at, or near, historic lows, which may increase a Fund’s exposure to risks associated with rising rates. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for a Fund to value or sell some or all of its bond holdings at any given time.

INVESTMENT GRADE SECURITIES. Certain Funds are permitted to invest in debt securities rated within the four highest rating categories (e.g., “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”), “AAA”, “AA”, “A” or “BBB” by Standard and Poor’s Corporation (“S&P”) or “AAA”, “AA”, “A” or “BBB” by Fitch, Inc. (“Fitch”)) (or, if unrated, securities of comparable quality as determined by the investment manager) (see Appendix A to this SAI for a description of applicable securities ratings).  These securities are generally referred to as “investment grade securities.” Each rating category has within it different gradations or sub-categories.  If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category.  If a security is downgraded to a rating category that does not qualify for investment, the investment manager will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.  Debt securities carrying the fourth highest rating (e.g., “Baa” by Moody’s, “BBB” by S&P and “BBB” by Fitch) and unrated securities of comparable quality (as determined by the investment manager) are considered to have speculative characteristics with respect to the issuer’s continuing ability to meet principal and interest payments, involve a higher degree of risk and are more sensitive to economic change than higher rated securities.

INVESTMENT STRATEGY RISK.  Investment strategy risk is the risk that, if the investment manager’s investment strategy does not perform as expected, a Fund could underperform its peers or lose money.  There is no guarantee that a Fund’s investment objective will be achieved.

LENDING PORTFOLIO SECURITIES.  Subject to its investment restrictions set forth under “Investment Objectives and Policies”, and subject to the Board’s approval, each Fund may from time to time lend portfolio securities to broker-dealers and other institutions as a means of earning additional income.  If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines, which must be approved by the Board.  The borrower is also required to pay the Fund any dividends or distributions accruing on the loaned securities.

A Fund does not have the right to vote proxies for securities that are on loan, but in order to vote the proxies it may recall loaned securities.  The Board has in the past and may in the future approve guidelines that define circumstances (generally, those that may have a material effect on the Fund’s investment) under which a Fund security should be restricted from lending (or recalled from lending) so that its proxies can be voted.  The Fund’s right to recall loaned securities for purposes of voting proxies may not be exercised if, for example, the Board-approved guidelines did not require the security to be restricted from lending or recalled, or if it is determined to be in the best interests of the Fund not to restrict or recall the security in order instead to earn additional income on the loan.  For more information about proxy voting policies and instances in which a Fund’s investment manager may choose not to vote proxies, see “Proxy Voting Policies and Procedures” below.

A Fund is subject to certain risks while its securities are on loan, including the following:  (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline;  (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to recall the securities for purposes of voting may not be effective.

LIQUIDATION OF FUNDS.  The Board may determine to close and liquidate a Fund at any time.  Reasonable advance notice of the liquidation will be provided to shareholders.  The timing of any liquidation may not be favorable to certain individual shareholders.

MARKET RISK.  Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that such markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES. Each Fund may hold cash and invest in money market instruments at any time. Each Fund may invest a significant portion of its assets in cash and high quality money market instruments when the investment manager deems it appropriate, and may invest up to 100% of its total assets in cash or money market instruments for temporary defensive purposes.

Money market instruments include, but are not limited to: (1) banker’s acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars) and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.  Each Fund may also invest in registered money market funds that invest in money market instruments, as permitted by regulations adopted under the 1940 Act.

MORTGAGE-RELATED SECURITIES.  The mortgage-related securities in which certain Funds may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks, various governmental, government-related and private organizations and others.  The Funds may also invest in similar mortgage-related securities that provide funds for multi-family residences or commercial real estate properties.

Mortgage-related securities are subject to certain unique risks.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, if a Fund holds mortgage-backed securities, it may exhibit additional volatility.  This is known as “extension risk.”  In addition, adjustable and fixed rate mortgage-backed securities are subject to “prepayment risk.”  When interest rates decline, borrowers may pay off their mortgages sooner than expected.  This can reduce the returns of a Fund because the Fund may have to reinvest that money at lower prevailing interest rates.  Mortgage-related securities are also subject to the risk that the underlying loans may not be repaid.  The value of mortgage-related securities can also be significantly affected by the market’s perception of the issuers and the creditworthiness of the parties involved.

The yield characteristics of mortgage securities differ from those of traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time.  The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers and unemployment rates.

Mortgage securities differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity.  As a result, the holder of the mortgage securities (e.g., a Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages.  When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities.  For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of “locking in” long-term interest rates.

Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations.  Multiple-class mortgage-related securities are referred to herein as “CMOs.” Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools.  Investors typically receive payments out of the interest and principal on the underlying mortgages, which payments and the priority thereof are determined by the specific terms of the CMO class.  CMOs involve special risks, and evaluating them requires special knowledge.

CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity.  As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, any given CMO structure may react differently from the way anticipated and thus affect the Fund’s portfolio in different, and possibly negative, ways.  Market changes may also result in increased volatility in market values and reduced liquidity.

Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates, such as interest-only (“IO”) and principal-only (“PO”) classes.  IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets.  If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced.  In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or rated AAA or the equivalent.  Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets.  PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Inverse floating rate CMOs, which pay interest at a rate that decreases when a specified index of market rates increases (and vice versa), also may be extremely volatile.  If the Funds purchase mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied.  For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to holders of the securities, which would thus reduce the values of the securities or in some cases render them worthless. The Funds may invest in mortgage-backed securities issued by the U.S. Government.  See “U.S. Government Securities Risk” below.  To the extent a Fund invests in mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks.  Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer.  There can be no assurance that the private insurers can meet their obligations under the policies.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a Fund.  The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.  Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

MUNICIPAL SECURITIES. Municipal securities primarily include debt obligations of the states and their agencies, universities, boards, authorities and political subdivisions (e.g., cities, towns, counties, school districts, authorities and commissions), which are issued to obtain funds for public purposes, including the construction or improvement of a range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works.  Municipal securities may also be issued for other public purposes such as the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, district heating, the purchase of street maintenance and firefighting equipment or any authorized corporate purpose of the issuer, except for the payment of current expenses.  Certain types of industrial development (or private activity) bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal.  In addition, structured securities, such as tobacco bonds, may be issued by municipal entities to securitize future payment streams.  Such obligations are included within the term municipal securities if the interest payable thereon is, in the opinion of bond counsel, exempt from federal income taxation (but, note that municipal securities may include securities that pay interest income subject to the Alternative Minimum Tax).

The two principal classifications of municipal securities are general obligation bonds and limited obligation (or revenue) bonds.  General obligation bonds are obligations payable from the issuer’s general unrestricted revenues and not from any particular fund or revenue source.  The characteristics and methods of enforcement of general obligation bonds vary according to the laws applicable to the particular issuer.  Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility.  Industrial development bonds are in most cases limited obligation bonds payable solely from specific revenues, pledged to payment of the bonds, of the project to be financed.  The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities (or the credit standing of a third-party guarantor or other credit enhancement participant, if any).  There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, depending on various factors (see Appendix A of this SAI).  The yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.  The ratings of the various rating agencies represent their opinions as to the quality of the municipal securities which they undertake to rate.  However, the ratings are general, not absolute, standards of quality.  Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities and the possibility of future legislative changes that could affect the market for and value of municipal securities.  These risks also include:

General Obligation Bonds Risk — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal.  Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue (or Limited Obligation) Bonds Risk — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source.  These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity (or Industrial Development) Bonds Risk — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise.  The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment.  If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risk — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality.  If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risk — Municipal notes are shorter term municipal debt obligations.  They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts.  If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Bankruptcy Risk — The City of Detroit filed for federal bankruptcy protection on July 18, 2013. The bankruptcy of large cities such as Detroit is relatively rare, making the consequences of such bankruptcy filings difficult to predict. Accordingly, it is unclear what impact a large city’s bankruptcy filing would have on the city’s outstanding obligations or on the obligations of other municipal issuers in that state. It is possible that the city could default on, restructure or otherwise avoid some or all of these obligations, which may negatively affect the marketability, liquidity and value of securities issued by the city and other municipalities in that state. For Funds that may hold securities that are affected by a city’s bankruptcy filing, a Fund’s investments in those securities may lose value, which could cause the Fund’s performance to decline.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation.  The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so.  Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.  However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

For the purpose of diversification under the 1940 Act, identifying the issuer of a municipal security depends on the terms of the security.  If a state or a political subdivision of such state pledges its full faith and credit to payment of a security, the state or the political subdivision will be deemed the sole issuer of the security.  If the security is backed only by the assets and revenues of an agency, authority or instrumentality of the state or a political subdivision, but not by the state or political subdivision itself, such agency, authority or instrumentality will be deemed to be the sole issuer.  Similarly, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality (e.g., utility revenue bonds), and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or projects will be deemed the sole issuer.  In the case of an industrial development bond, if the bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, such non-governmental user will be deemed to be the sole issuer.  If, however, in any of the above cases, the state, the political subdivision or some other entity guarantees a security, and the value of all securities issued or guaranteed by the guarantor and owned by a Fund exceeds 10% of the value of the Fund’s total assets, the guarantee will be considered a separate security and will be treated as an issue of the guarantor.

Municipal bonds are traded in the “over-the-counter” market among dealers and other large institutional investors, which, together with the broader fixed-income markets, began in the latter months of 2008 to experience increased volatility and decreased liquidity in response to challenging economic conditions and credit tightening.  If market liquidity decreases, a Fund may not be able to sell bonds readily at prices reflecting the values at which the bonds are carried on the Fund’s books.

OPPORTUNITY RISK.  Opportunity risk is the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

OTHER CAPITAL SECURITIES.  Other capital securities encompass a group of instruments referred to in capital markets as “Hybrids,” “Tier I and Tier 2” and “TRUPS.” These securities give issuers flexibility in managing their capital structure.  The features associated with these securities are predominately debt like in that they have coupons, pay interest and in most cases have a final stated maturity.  There are certain features that give the companies flexibility not commonly found in fixed income securities, which include, but are not limited to, deferral of interest payments under certain conditions and subordination to debt securities in the event of default.  The deferral of interest payments, even for an extended period of time, is generally not an event of default, and the ability of the holders of such instruments to accelerate payment is generally more limited than with other debt securities.

OTHER INVESTMENT COMPANIES.  Certain Funds are permitted to invest in other investment companies sponsored by other fund families (including investment companies that may not be registered under the 1940 Act) such as holding company depository receipts (“HOLDRs”) and ETFs.  Securities in certain countries are currently accessible to the Funds only through such investments.  Investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment by the Funds of a portion of the expenses, including advisory fees, of such other investment companies.

These investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC.  Generally, a Fund will not purchase securities of an investment company if, as a result:  (1) more than 10% of the Fund’s total assets would be invested in securities of other investment companies; (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund; or (3) more than 5% of the Fund’s total assets would be invested in any one such investment company.

RECENT FIXED INCOME MARKET EVENTS.  The fixed income markets have recently experienced a period of extreme volatility that has negatively impacted a broad range of mortgage- and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors.  As a result, fixed income instruments are experiencing reduced liquidity, increased price volatility, credit downgrades and increased likelihood of default.  Domestic and international equity markets have also been experiencing heightened volatility and turmoil that has particularly affected issuers with exposure to the real estate, mortgage and credit markets.  During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and their yields to decline.  These events as well as continuing market upheavals may have an adverse effect on the Funds and may result in increased shareholder redemptions.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) into conservatorship.  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC.  FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.  On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship.  First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC under which the U.S. Treasury agreed to purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock.  Second, the U.S. Treasury announced the creation of a new secured lending facility to be available to each of FNMA and FHLMC as a liquidity backstop.  Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC.  Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009.  In 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in FNMA’s and FHLMC’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind-down of the retained portfolio, terminate the requirement that FNMA and FHLMC each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs.  The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.  FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship.  However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act.  Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.  In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer.  Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.  Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent.  Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership.  The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent.  The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed.  The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS.  A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment.  A reverse repurchase agreement is a term used to describe the opposite side of a repurchase transaction.  The party that purchases and later resells a security is said to perform a repurchase; the other party, that sells and later repurchases a security is said to perform a reverse repurchase.  Each Fund is permitted to enter into fully collateralized repurchase agreements.  The Trust’s Board of Trustees has delegated to the investment manager the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements.  The investment manager will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest.  Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price.  A Fund could also lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of the securities.  In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan.  If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor.  As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.  Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in a Fund’s net asset value.

RESTRICTED SECURITIES.  A Fund may invest in securities that are not registered under the Securities Act (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Funds’ investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted securities could hamper a Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element. Transactions in restricted securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted securities. Where registration is required for restricted securities a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms that when it decided to sell the security.  A Fund may purchase securities that may have restrictions on transfer or resale (including Rule 144A securities and Regulation S securities).  Depending upon the circumstances, a Fund may only be able to sell these securities in the United States if an exemption from registration under the federal and state securities laws is available or may only be able to sell these securities outside of the United States (such as on a foreign exchange).  These securities may either be determined to be liquid or illiquid pursuant to policies and guidelines established by the Trust’s Board of Trustees.

SOVEREIGN DEBT.  Investments in sovereign debt involve special risks.   The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of default.  Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment.  Some of these countries are also characterized by political uncertainty or instability.  Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other international agencies.  If a government entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.   Additionally, the financial markets have recently seen an increase in volatility and adverse trends due to uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Ireland, Italy and Portugal.  This has adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.  Outside of the European Union, Iceland has also experienced adverse trends due to high debt levels and excessive lending.

A Fund may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities.  Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors.  The lack of a liquid secondary market may have an adverse impact on the market price of such securities and a Fund’s ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event, such as deterioration in the creditworthiness of the issuer.  The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.  See also “Foreign Investments” above.

STRUCTURED SECURITIES.  Because structured securities of the types in which a Fund may invest typically involve no credit enhancement, their credit risk is generally equivalent to that of the underlying instruments.  Certain Funds are permitted to invest in classes of structured securities that are either subordinated or unsubordinated with respect to the right to payment of another class.  Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.  Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.  Certain issuers of such securities may be deemed to be “investment companies” as defined in the 1940 Act. Therefore, a Fund’s investment in structured securities may be limited by certain investment restrictions contained therein.

TAXABLE INCOME RISK.  Taxable income risk is the risk that a Fund may invest in securities or other instruments that produce income subject to income tax, including the Alternative Minimum Tax.

TO BE ANNOUNCED (TBA) SECURITIES RISK.  TBA securities include when-issued and delayed delivery securities and forward commitments.  A Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis.  When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  While a Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if the investment manager deems it advisable.  Distributions attributable to any gains realized on such a sale are taxable to shareholders.  When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery.  There are also the risks that the security will never be issued or that the other party to the transaction will not meet its obligation.  If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

TRACKING ERROR RISK.  A Fund’s performance may not match or correlate with that of the index it seeks to mimic, either on a daily or aggregate basis.  Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s portfolio and the component securities of the index, rounding of share prices, asset valuation, timing variances, changes to the composition of the index and regulatory requirements may cause the Fund’s performance to diverge from the performance of the index.  Tracking error risk may cause the Fund’s performance to be less than expected.

U.S. GOVERNMENT SECURITIES RISK.  Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

VALUE ORIENTATION RISK.  Using a value orientation to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.  Also, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

VOLATILITY RISK.  Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

WARRANTS AND RIGHTS RISK.  Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.  Rights are similar to warrants but normally have a short life span to expiration.  The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration.  Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS RISK.  The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis.  When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if the investment manager deems it advisable.  Distributions attributable to any gains realized on such a sale are taxable to shareholders.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.  There are also the risks that the security will never be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

ZERO COUPON SECURITIES.  A zero coupon security is a security that makes no interest payments but is instead sold at a deep discount from its face value.  While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently.  As with other fixed income securities, zero coupon bonds are subject to interest rate and credit risk.  Some of these securities may be subject to substantially greater price fluctuations during periods of changing market rates than comparable securities that pay interest currently.  Longer term zero coupon bonds have greater interest rate risk than shorter term zero coupon bonds.

PORTFOLIO TURNOVER

During the fiscal years ended December 31, 2013 and December 31, 2012, the portfolio turnover rate for each Predecessor Fund was as follows:

Predecessor Fund	2013	2012
Index HLS Fund	3%	7%
Portfolio Diversifier HLS Fund	31%	61%

DISCLOSURE OF PORTFOLIO HOLDINGS

Each HVIT Fund will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the HVIT Funds’ website at www.[ ].com no earlier than 25 calendar days after the end of each month.

Each HVIT Fund also will publicly disclose on its web site its largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) no earlier than 15 calendar days after the end of each month, except that if the HVIT Fund is a “balanced fund” or “multi asset” fund (i.e., a fund that invests in both equity and fixed income securities), the HVIT Fund will publicly disclose its largest ten fixed income holdings and largest ten equity holdings (and the percentage invested in each holding).

Each HVIT Fund, the HVIT Fund’s investment manager, and the HVIT Fund’s distributor (collectively, “Hartford”) also may confidentially or publicly disclose portfolio holdings on a more frequent basis if approved by the HVIT Fund’s Chief Compliance Officer (“CCO”) and at least one other HVIT Fund officer in accordance with the HVIT Fund’s disclosure policy.

Portfolio holdings are disclosed to the HVIT Funds’ custodian, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with HVIT Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the HVIT Funds.  Portfolio holdings may also be disclosed to persons assisting an HVIT Fund or its investment manager in the voting of proxies and to the HVIT Fund’s bank lenders.  In connection with managing an HVIT Fund, such HVIT Fund’s investment manager may disclose the HVIT Fund’s portfolio holdings to third-party vendors that provide analytical systems services to the HVIT Fund’s investment manager on behalf of the HVIT Fund and to certain third party industry information vendors, institutional investment consultants and asset allocation service providers.  With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements.  From time to time, an HVIT Fund may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.

The HVIT Funds and other funds sponsored by affiliates of Hartford Investment Management (collectively, the “Hartford Life Affiliated Funds”) have entered into ongoing arrangements to disclose portfolio holdings to the following entities:

Accenture, LLP

BlackRock Financial Management, Inc.

Brown Brothers Harriman & Co.

CADIS Software Limited

Class Action Claims Management

Cleartelligence, Inc.

Compliance11

Confluence Technologies

Deloitte & Touche LLP (each Fund’s Independent Registered Public Accounting Firm)

FactSet Research Systems Inc.

First Resource Group

Glass, Lewis & Co.

Interactive Data Corporation

Investment Technology Group, Inc.

J.P. Morgan Chase

J.P. Morgan Securities, Inc.

Lipper Inc.

Markit WSO Corporation

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Quantitative Services Group, LLC

SS&C Technologies, Inc.

State Street Bank and Trust Company (each Fund’s custodian)

State Street Investment Management Solutions

SunGard Expert Solutions

Synthesis Technology

TerraNua U.S. Corp.

TATA Consulting

Wolters Kluwer Financial Services

Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days) in order to fulfill its obligations to the Hartford Life Affiliated Funds.  Portfolio holdings are disclosed on a daily basis to BlackRock Financial Management, Inc., Brown Brothers Harriman & Co., Compliance11, FactSet Research Systems Inc., Glass Lewis & Co., Investment Technology Group, Inc. (for certain Hartford Life Affiliated Funds), J.P. Morgan Chase, Markit WSO Corporation (for certain Hartford Life Affiliated Funds), Quantitative Services Group, SS&C Technologies, Inc., State Street Bank and Trust Company, State Street Investment Management Solutions, SunGard Expert Solutions and TerraNua U.S. Corp.  Portfolio holdings are disclosed on a weekly basis to Investment Technology Group, Inc., (for certain Hartford Life Affiliated Funds) with no lag time.  Portfolio holdings are disclosed to J.P. Morgan Securities, Class Action Claims Management, Synthesis Technology and Wolters Kluwer Financial Services on a monthly basis, with lag times of five calendar days, two days, five days, and two days, respectively.  Portfolio holdings are disclosed to Confluence Technologies, Interactive Data Corporation, Merrill Lynch, Pierce, Fenner & Smith Incorporated and Synthesis Technology on a quarterly basis, with lag times of three, three, five and twelve business days, respectively. Portfolio holdings are disclosed to Accenture, LLP, CADIS Software Limited, Cleartelligence, Inc., First Resource Group and TATA Consulting periodically, as needed, with no delay.  Portfolio holdings are disclosed to the Hartford Life Affiliated Funds’ independent registered public accounting firm(s) at least annually and otherwise upon request as necessary to enable the Hartford Life Affiliated Funds’ independent registered public accounting firm(s) to provide services to the Hartford Life Affiliated Funds, with no lag time.  Additionally, when purchasing and selling its portfolio securities through broker-dealers, requesting bids on securities or obtaining price quotations on securities, the Hartford Life Affiliated Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.

Additionally, Hartford may provide oral or written information (“portfolio commentary”) about an HVIT Fund, including, but not limited to, how the HVIT Fund’s investments are divided among (i) various sectors, industries and countries, (ii) value and growth stocks and small, mid and large-cap stocks, (iii) stocks, bonds, currencies and cash and, as applicable, (iv) types of bonds, bond maturities, bond coupons and bond credit quality ratings.  This portfolio commentary may also include information on factors that contributed to the HVIT Fund’s performance, including these relative weightings. Hartford may also provide oral or written information (“statistical information”) about various financial characteristics of an HVIT Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information. This portfolio commentary and statistical information about an HVIT Fund may be based on the HVIT Fund’s most recent quarter-end portfolio, month-end or on some other interim period. Portfolio commentary and statistical information may be available on the HVIT Funds’ website or may be provided to members of the press, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers or current or potential shareholders in a Fund or their representatives.  The content and nature of the information provided to each of these persons may differ.

Hartford has implemented procedures reasonably designed to ensure that (1) any disclosure of an HVIT Fund’s portfolio securities is made pursuant to a practice or arrangement approved in accordance with the HVIT Fund’s policy; (2) personnel who are in a position to disclose HVIT Fund portfolio holdings are appropriately trained to comply with the HVIT Funds’ policies regarding the disclosure of portfolio holdings; and (3) each approved disclosure arrangement or practice is documented by the HVIT Funds’ CCO or his/her designee and includes a duty on the recipient not to trade on the non-public information.

In no event will Hartford or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of HVIT Fund portfolio holdings.

The HVIT Funds’ CCO is responsible for addressing conflicts of interest between the interests of HVIT Fund shareholders, on the one hand, and the interests of an HVIT Fund’s investment manager, principal underwriter, or any affiliated person of an HVIT Fund, its investment manager or its principal underwriter, on the other.  Every violation of the portfolio holdings disclosure policy must be reported to the HVIT Funds’ CCO.

The Board of Trustees of the Trust review and approve the HVIT Funds’ policy on disclosure of portfolio holdings.  The CCO for the HVIT Funds’ investment manager will provide summaries of all newly approved arrangements and report exceptions to and material violations of this policy to the Board of Trustees of the Trust.  There can be no assurance, however, that the HVIT Funds’ portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

FUND MANAGEMENT

The Board of Trustees and officers of the Trust, their business addresses, principal occupations for at least the past five years and years of birth are listed in the tables below.  The Trust’s Board of Trustees (i) provides broad supervision over the affairs of the Trust and the HVIT Funds and (ii) elects officers who are responsible for the day-to-day operations of the HVIT Funds and the execution of policies formulated by the Board of Trustees.  The first table below provides information about those trustees who are deemed not to be “interested persons” of the Trust, as that term is defined in the 1940 Act (i.e., “non-interested trustees”), while the second table below provides information about the Trust’s “interested” trustee and the Trust’s officers.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE TRUST	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
PAUL BRAVERMAN (1949) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee	Since 2014	Mr. Braverman is a private investor. He was a Partner and Chief Financial Officer of Wellington Management Company, LLP until 2007. He currently serves as a board member at Aesir Capital Management and Claren Road Asset Management, investment advisory firms, MPAM USS Credit Fund, a Cayman private fund, and the New England Conservatory.	13	Mr. Braverman currently serves as Director of Courier Corporation and as an Independent Trustee of GMO Trust (December 2008 to present) (54 funds overseen).

MARK OSTERHELD (1955) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee	Since 2014	Mr. Osterheld is a private investor. Mr. Osterheld was Vice President of Treasury Oversight at Fidelity Investments until 2013.	13	None.

VANESSA WILSON (1959) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee	Since 2014	Ms. Wilson is Chief Financial Officer and Managing Director of Golden Seeds LLC, a venture capital firm. Ms. Wilson worked for Deutsche Bank Securities until 2007, where she was a Managing Director and an equity research analyst.	13	Ms. Wilson currently serves as Director of Protective Life Corporation.

*                   Term of Office: Each trustee may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED TRUSTEES

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE TRUST	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

BRION JOHNSON** (1960) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee and Chairman of the Board	Since 2014	Mr. Johnson serves as President of Hartford Investment Management. From 2011 to 2012, Mr. Johnson served as a Managing Director, Chief Financial Officer and Head of Strategy and Development for Hartford Investment Management. Prior to joining Hartford Investment Management, Mr. Johnson served as Managing Member of Shoreline Arts and Publishing, LLC, a publishing and marketing business. From 2001 to 2008, Mr. Johnson was Executive Vice President and Head of Portfolio Management of PPM America, an affiliate of Prudential, plc.	13	None.

HUGH WHELAN** (1960) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee	Since 2014	Mr. Whelan is a private investor. Mr. Whelan was the Head of Quantitative Equities and Interim President of Hartford Investment Management until 2012. Prior to joining Hartford Investment Management, Mr. Whelan was the Head of Quantitative Equities at ING Investment Management from 2001 to 2005.	13	None.

MICHAEL BELL (1969) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Treasurer	Since 2014	Mr. Bell currently serves as Senior Vice President and Chief Financial Officer of Hartford Investment Management.	N/A	N/A

ROBERT LEWTON (1971) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Chief Compliance Officer	Since 2014

Mr. Lewton currently serves as Chief Compliance Officer of Hartford Investment Management Company. Prior to 2010, he served as Senior Counsel in the Investment Law Group at Hartford Investment Management Company.

				N/A	N/A

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE TRUST	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
BRENDA PAGE (1965) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Secretary	Since 2014	Ms. Page currently serves as Vice President and Assistant General Counsel of The Hartford and Director of the Investment Law Group of Hartford Investment Management.	N/A	N/A

MATTHEW POZNAR (1959) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	President	Since 2014	Mr. Poznar currently serves as an Executive Vice President in the General Account Portfolio Management Group of Hartford Investment Management.	N/A	N/A

*                   Term of Office: Each officer and Trustee may serve until his or her successor is elected and qualifies.

**              “Interested person”, as defined in the 1940 Act, of the Company because of the person’s affiliation with, or equity ownership of, Hartford Investment Management or affiliated companies.

BOARD OF TRUSTEES.  The Trust has a Board of Trustees.  The Board is responsible for oversight of the Funds.  The Board elects officers who are responsible for the day to day operations of the Funds.  The Board oversees the investment manager and the other principal service providers of the Funds.  The Board currently holds four regularly scheduled meetings throughout each year.  In addition, the Board may hold special meetings at other times either in person or by telephone.  As described in more detail below, the Board has established one standing committee that assists the Board in fulfilling its oversight responsibilities:  the Audit Committee.

The Board is chaired by an Interested Trustee (the “Chairman”) and does not have a lead independent Trustee.  Given that the Trust is a newly-formed entity, the Board has determined that the Chairman being an Interested Trustee is appropriate for the Trust at this stage, and that there is no need to appoint a lead independent Trustee to facilitate the operations of the Board.  The Chairman (i) presides at Board meetings and participates in the preparation of agendas for the meetings, (ii) acts as a liaison with the Funds’ officers, investment manager and other trustees between meetings and (iii) coordinates Board activities and functions with the Chairman of the Audit Committee.  The Chairman may also perform such other functions as may be requested by the Board from time to time.  The Board has determined that the Board’s leadership and committee structure is appropriate because it provides structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment.  In addition, the committee structure permits an efficient allocation of responsibility among Trustees.

The Board oversees risk as part of its general oversight of the Funds and risk is addressed as part of various Board and Committee activities.  The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks.  The Funds’ officers and service providers, which are responsible for the day to day operations of the Funds, implement risk management in their activities.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds, and that it is not possible to develop processes and controls to eliminate all risks and their possible effects.  The Audit Committee plays a lead role in receiving reports from management regarding risk assessment and management.  The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and valuation risks.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

STANDING COMMITTEES.  The Board of Trustees has established an Audit Committee.

The Audit Committee currently consists of the following non-interested trustees: Paul Braverman, Mark Osterheld and Vanessa Wilson.  Mr. Osterheld serves as Chairman of the Audit Committee.  The Audit Committee (i) oversees the HVIT Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assists the Board of Trustees in its oversight of the qualifications, independence and performance of the HVIT Funds’ independent registered public accounting firm; the quality, objectivity and integrity of the HVIT Funds’ financial statements and the independent audit thereof; and the performance of the HVIT Fund’s internal audit function, and (iii) acts as a liaison between the HVIT Funds’ independent registered public accounting firm and the respective full Board.  The HVIT Funds’

independent registered accounting firm reports directly to the Audit Committee, and the Audit Committee regularly reports to the Board of Trustees.

As the Trust is new, during the past fiscal year, the Audit Committee held no meetings.

TRUSTEE QUALIFICATIONS.  The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee.

The Board has concluded, based on each trustee’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of other trustees, that each trustee is qualified to serve as a trustee for the HVIT Funds.  Among the attributes and skills common to all trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with management and service providers, and the ability to exercise independent business judgment.  Each trustee’s ability to perform his or her duties effectively has been attained through the trustee’s education and work experience, as well as service as a trustee for other entities.  Set forth below is a brief description of the specific experience of each trustee.  Additional details regarding the background of each trustee is included in the chart earlier in this section.

Paul Braverman.  Mr. Braverman has served as a Trustee of the HVIT Funds since 2014.  Mr. Braverman currently holds board positions with two registered investment advisers, a registered investment company and a private fund, and spent over twenty years serving in numerous management positions at a registered investment adviser, where he had responsibility for issues ranging from governance, finance, and tax to corporate operations, among others.

Mark Osterheld.  Mr. Osterheld has served as a Trustee of the HVIT Funds since 2014.  Mr. Osterheld has many years of experience in the financial services industry, specializing in the areas of auditing, accounting, valuation and risk management.

Vanessa Wilson.  Ms. Wilson has served as a Trustee of the HVIT Funds since 2014.  Ms. Wilson currently serves as managing director for a venture capital firm, overseeing accounting, taxation and compliance for several venture capital funds.  Ms. Wilson also serves on the board of a large public company and serves as the financial expert on the board’s audit committee.  Ms. Wilson has many years of experience in the financial services industry.

Brion Johnson.  Mr. Johnson has served as a Trustee of the HVIT Funds since 2014.  Mr. Johnson currently serves as a Managing Director, Chief Financial Officer and Head of Strategy and Development for Hartford Investment Management.  Mr. Johnson has many years of experience in the insurance and investment management industries.

Hugh Whelan.  Mr. Whelan has served as a Trustee of the HVIT Funds since 2014.  Mr. Whelan has many years of experience in portfolio management, focusing on various equity and asset allocation strategies, including quantitative equities.

Because there were no shares of the HVIT Funds outstanding as of the date of this SAI, the Trustees and officers, as a group, owned 0.00% of the HVIT Funds’ outstanding shares.

COMPENSATION OF OFFICERS AND TRUSTEES.  The HVIT Funds may pay a portion of the CCO’s compensation, but otherwise do not pay salaries or compensation to any of their officers or trustees who are employed by The Hartford. The chart below sets forth the estimated compensation that will be paid by the Trust to the following trustees for the fiscal year ended December 31, 2014 and certain other information.

Name of Person, Position	Aggregate Compensation From Trust	Pension Or Retirement Benefits Accrued As Part of HVIT Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the HVIT Funds And Fund Complex Paid To Trustees
Paul Braverman, Trustee	$55,000	$0	$0	$55,000

Mark Osterheld, Trustee	$55,000	$0	$0	$55,000

Hugh Whelan, Trustee	$55,000	$0	$0	$55,000

Vanessa Wilson, Trustee	$55,000	$0	$0	$55,000

The Trust’s Agreement and Declaration of Trust provide that the Trust to the fullest extent permitted by law shall indemnify the Trustees and officers of the Fund.

INVESTMENT MANAGEMENT ARRANGEMENTS

The Trust, on behalf of the HVIT Funds, has entered into an investment management agreement with Hartford Investment Management Company (“Hartford Investment Management”).  The agreement provides that Hartford Investment Management, subject to the supervision and approval of the Trust’s Board of Trustees, is responsible for the management of each HVIT Fund. Hartford Investment Management is responsible for investment management supervision of all HVIT Funds.  Hartford Investment Management is responsible for (among other things) the day-to-day investment and reinvestment of the assets of the HVIT Funds and furnishing each HVIT Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each HVIT Fund. In addition, pursuant to the investment management agreement, Hartford Investment Management or its affiliate(s) provides administrative services to the Trust, including personnel, services, equipment and facilities and office space for proper operation of the Trust.  The investment management agreement does not require Hartford Investment Management to bear the costs of the HVIT Funds’ transfer agent, registrar and dividend disbursing agent.

As provided by the investment management agreement, each HVIT Fund pays a monthly management fee to Hartford Investment Management (which covers, in addition to investment management services, certain administrative services). These fees are accrued daily and paid monthly, equal on an annual basis to a stated percentage of such HVIT Fund’s average daily net assets.

MANAGEMENT FEES

Each HVIT Fund pays a monthly management fee to Hartford Investment Management based on a stated percentage of the Fund’s average daily net asset value as follows:

Index Fund

Average Daily Net Assets	Annual Rate
First $2 billion	0.3000%
Next $3 billion	0.2000%
Next $5 billion	0.1800%
Amount Over $10 billion	0.1700%

Portfolio Diversifier Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.6000%
Next $500 million	0.5500%
Next $4 billion	0.5000%
Next $5 billion	0.4800%
Amount Over $10 billion	0.4700%

ADVISORY FEE PAYMENT HISTORY

The following charts show, for each of the last three fiscal years, (i) the amount of advisory fees paid by each Predecessor Fund to its investment adviser, Hartford Funds Management Company, LLC; and (ii) the aggregate amount of sub-advisory fees, if any, paid by the Predecessor Fund’s investment adviser, with respect to the applicable Predecessor Fund, to any sub-advisers with which the Predecessor Fund’s investment adviser is affiliated (“Affiliated Managers”).  The fees paid to the Affiliated Managers are shown both in dollars and as a percentage of the Predecessor Fund’s average daily net assets that they managed during the applicable period. Prior to January 1, 2013, HL Investment Advisors, LLC (“HL Advisors”) served as the Predecessor Funds’ investment adviser.  Therefore, investment advisory fees paid prior to January 1, 2013 reflect payments made to HL Advisors.

Predecessor Fund	Gross Fees Payable to the investment adviser 2013	Investment Advisory Fee Waiver 2013	Net Fees Paid to investment adviser 2013	Net Aggregate Sub- advisory Fees Paid to Affiliated Managers (at cost) 2013	% Net Aggregate Sub-advisory Fees Paid to Affiliated Managers (at cost) 2013
Index HLS Fund	$3,307,812	$—	$3,307,812	$1,823,031	0.17%
Portfolio Diversifier HLS Fund	$2,330,687	$—	$2,330,687	$176,590	0.05%

Predecessor Fund	Gross Fees Payable to the investment adviser 2012	Investment Advisory Fee Waiver 2012	Net Fees Paid to investment adviser 2012	Net Aggregate Sub- advisory Fees Paid to Affiliated Managers (at cost) 2012	% Net Aggregate Sub-advisory Fees Paid to Affiliated Managers (at cost) 2012
Index HLS Fund	$2,982,145	$—	$2,982,145	$1,712,205	0.17%
Portfolio Diversifier HLS Fund	$1,262,580	$—	$1,262,580	$108,441	0.05%

Predecessor Fund	Gross Fees Payable to the investment adviser 2011	Investment Advisory Fee Waiver 2011	Net Fees Paid to investment adviser 2011	Net Aggregate Sub-advisory Fees Paid to Affiliated Managers (at cost) 2011	% Net Aggregate Sub-advisory Fees Paid to Affiliated Managers (at cost) 2011
Index HLS Fund	$2,920,370	$—	$2,920,370	$1,748,000	0.18%
Portfolio Diversifier HLS Fund*	$255,599	$—	$255,599	$33,000	0.04%

* Reflects fees paid for the period from June 6, 2011 through December 31, 2011.

Pursuant to the investment management agreement, Hartford Investment Management is not liable to the HVIT Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the HVIT Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of Hartford Investment Management in the performance of their duties or from their reckless disregard of the obligations and duties under the agreement.

Hartford Investment Management is located at One Hartford Plaza, Hartford, Connecticut 06155, was organized in 1996 and is a wholly owned subsidiary of The Hartford.  Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts.  As of December 31, 2013, Hartford Investment Management had investment management authority over approximately $112.6 billion in assets.

Hartford Investment Management, and its affiliates, may make payments from time to time from their own resources, which may include the management fees paid by the HVIT Funds, to compensate broker dealers, financial institutions, and other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the HVIT Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

PORTFOLIO MANAGERS

Other Accounts Managed by Hartford Investment Management’s Portfolio Managers

The following table lists the number and types of other accounts managed by the Hartford Investment Management portfolio managers and assets under management in those accounts as of December 31, 2013:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)

Deane Gyllenhaal	1	$98.2	5	$2,053.2	5	$3,770.4
Paul Bukowski	0	$0	0	$0	10	$72.7

Conflicts of Interest between the HVIT Funds and Other Accounts

In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise.  Portfolio managers, including assistant portfolio managers, at Hartford Investment Management manage multiple portfolios for multiple clients.  These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), commingled trust accounts and other types of funds.  The portfolios managed by portfolio managers may have investment objectives, strategies and risk profiles that differ from those of the HVIT Funds.  Portfolio managers make investment decisions for each portfolio, including the HVIT Funds, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio.  Consequently, the portfolio managers may purchase securities for one portfolio and not another portfolio.  Securities purchased in one portfolio may perform better than the securities purchased for another portfolio, and vice versa.  A portfolio manager or other investment professional at Hartford

Investment Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of an HVIT Fund, or make investment decisions that are similar to those made for an HVIT Fund, both of which have the potential to adversely impact that HVIT Fund depending on market conditions.  In addition, some of these portfolios have fee structures that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the HVIT Funds to Hartford Investment Management.  Because a portfolio manager’s compensation is affected by revenues earned by Hartford Investment Management, the incentives associated with any given HVIT Fund may be significantly higher or lower than those associated with other accounts managed by a given portfolio manager.

Hartford Investment Management’s goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly.  Hartford Investment Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Hartford Investment Management monitors a variety of areas, including compliance with HVIT Funds’ primary guidelines, the allocation of securities, and compliance with Hartford Investment Management’s Code of Ethics.  Furthermore, senior investment and business personnel at Hartford Investment Management periodically review the performance of Hartford Investment Management’s portfolio managers.  Although Hartford Investment Management does not track the time a portfolio manager spends on a single portfolio, Hartford Investment Management does periodically assess whether a portfolio manager has adequate time and resources to effectively manage the portfolio manager’s overall book of business.

Material conflicts of interest may arise when allocating and/or aggregating trades.  Hartford Investment Management may aggregate into a single trade order several individual contemporaneous client trade orders for a single security, absent specific client directions to the contrary.  It is the policy of Hartford Investment Management that when a decision is made to aggregate transactions on behalf of more than one account (including the HVIT Funds or other accounts over which it has discretionary authority), such transactions will be allocated to all participating client accounts in a fair and equitable manner in accordance with Hartford Investment Management’s trade allocation policy.  The trade allocation policy is described in Hartford Investment Management’s Form ADV.  Hartford Investment Management’s compliance unit monitors block transactions to assure adherence to the trade allocation policy.

Compensation of Hartford Investment Management’s Portfolio Managers

The compensation package for portfolio managers of Hartford Investment Management consists of three components, which are base pay, annual cash incentive and long-term incentive.  The base pay program provides a level of base salary that is market competitive and representative of the role performed by each portfolio manager.

The annual incentive plan provides cash bonuses dependent upon the combined financial performance of The Hartford and Hartford Investment Management along with individual achievement. In determining the level of annual bonus funding allocated to Hartford Investment Management, both quantitative as well as qualitative factors are considered in assessing the firm’s performance.  These include both short and long term investment performance relative to peer groups and benchmarks, achieving investment income targets, and other qualitative factors such strengthening risk management capability and operational excellence.  The final bonus pool reflecting this assessment is approved by the Compensation Committee of The Hartford’s Board of Directors.

The annual cash bonus paid to individual portfolio managers is awarded at the sole discretion of management and takes into consideration a number of factors linked to individual performance.  These include a number of qualitative and quantitative factors such as the relative performance their assigned portfolios achieved compared to a relative peer group and/or benchmark.  A listing of each HVIT Fund and the benchmark by which such HVIT Fund is measured can be found below and is primarily geared to reward top quartile performance on a trailing three-year basis. Qualitative factors such as leadership, teamwork and other strategic contributions made during the year are also considered.

The long-term incentive plan provides an opportunity for portfolio managers and other key contributors to Hartford Investment Management to be rewarded in the future based on the performance of Hartford Investment Management and the broader success of The Hartford. The size of the actual individual awards can vary greatly.  Awards are primarily in the form of restricted stock units of The Hartford.  Restricted stock units represent a contingent right to receive shares of The Hartford’s common stock. One unit is equal to one share. These awards will cliff vest over a three year period, with 100% of the award vesting on the third anniversary of the date of the grant.  Once vested, shares of The Hartford stock in unrestricted form are issued.

Annual awards granted to Managing Directors of the firm are comprised of a combination of restricted stock units (75%) and performance shares (25%). Performance shares represent an award of The Hartford’s common stock based on two equally weighted measurements: relative Total Shareholder Return (TSR) and the achievement of Core Return on Equity (ROE).  Thus, the percentage of performance shares that ultimately vest at the conclusion of the three year performance period will rely on the relative TSR achieved against a select peer group of insurance companies and the achievement of Core ROE based on core earnings over the period.  The restricted stock units awarded to Managing Directors also cliff vest over a three year period, with 100% of the award vesting on the third anniversary of the date of the grant.

All portfolio managers are eligible to participate in The Hartford’s standard employee health and welfare programs, including retirement.

The benchmark by which the Index Fund’s performance is measured for compensation purposes is as follows:

HVIT Fund	Benchmark

Index Fund	S&P 500 Index

With respect to the Portfolio Diversifier Fund, three benchmarks are used to measure the performance of the portfolio managers: the Delta target of the PDF Index (used to measure the performance of the overall portfolio and of the Derivative Sleeve); the Barclays U.S. Aggregate Bond Index (used to measure the performance of the Bond Sleeve); and the S&P 500 Index (used to measure the performance of the Equity Sleeve).  Performance of the Derivative Sleeve will be measured for consistency with the Portfolio Diversifier Index on a rolling 200-day basis.  Performance of the overall portfolio, the Bond Sleeve and the Equity Sleeve will be measured for consistency with the relevant index on a trailing three-year basis.

Equity Securities Beneficially Owned by Hartford Investment Management’s Portfolio Manager

The dollar range of equity securities beneficially owned by Hartford Investment Management portfolio managers in the Predecessor Funds they sub-advised is as follows as of December 31, 2013:

Portfolio Manager	Predecessor Fund Sub- Advised/Managed	Dollar Range of Equity Securities Beneficially Owned

Deane Gyllenhaal	Index HLS Fund	None
Paul Bukowski	Portfolio Diversifier HLS Fund	None

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities.  Subject to any policy established by the Trust’s Board of Trustees, Hartford Investment Management is primarily responsible for the investment decisions of each HVIT Fund and the placing of its portfolio transactions. In placing brokerage orders, it is the policy of each HVIT Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While Hartford Investment Management generally seeks reasonably competitive spreads or commissions, the HVIT Funds do not necessarily pay the lowest possible spread or commission.  Hartford Investment Management may direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the HVIT Funds.

Hartford Investment Management generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, Hartford Investment Management may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions.  Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

While Hartford Investment Management seeks to obtain the most favorable net results in effecting transactions in an HVIT Fund’s portfolio securities, broker-dealers who provide investment research to Hartford Investment Management may receive orders for transactions from Hartford Investment Management.  Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market.  To the extent consistent with Section 28(e) of the 1934 Act, Hartford Investment Management may cause an HVIT Fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to Hartford Investment Management an amount in respect of securities transactions for the HVIT Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.  Information so received is in addition to and not in lieu of the services required that Hartford Investment Management must perform under the investment advisory agreement.  In circumstances where two or more broker-dealers are equally capable of providing best execution, Hartford Investment Management may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by Hartford Investment Management in its sole discretion.  The management fee paid by an HVIT Fund is not reduced because Hartford Investment Management, or its affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash.  Some of these services are of value to Hartford Investment Management, or its affiliates, in advising various of their clients (including the HVIT Funds), although not all of these services are necessarily useful and of value in managing the HVIT Funds.

To the extent that accounts managed by Hartford Investment Management are simultaneously engaged in the purchase of the same security as an HVIT Fund then, as authorized by the Trust’s Board of Trustees, available securities may be allocated to the HVIT Fund and another client account and may be averaged as to price in a manner determined by Hartford Investment Management to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each HVIT Fund. In some cases, this system might adversely affect the price paid by an HVIT Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an HVIT Fund (for example, in the case of a small issue).

Accounts managed by Hartford Investment Management (or its affiliates) may hold securities held by an HVIT Fund.  Because of different investment objectives or other factors, a particular security may be purchased by Hartford Investment Management for one or more clients when one or more other clients are selling the same security.

Hartford Investment Management has determined that at present it will utilize soft dollars to obtain only:  (i) brokerage services; (ii) research created and provided by a broker-dealer involved in effecting a trade (i.e., research provided by a full service broker-dealer, or provided by a broker-dealer to which a portion of a trade is directed for the purpose of obtaining access to the research, in either case on a bundled basis); and (iii) access to management personnel. Hartford Investment Management will not at present utilize soft dollars to obtain research from parties who have no role in effecting a trade.

For the fiscal years ended December 31, 2013, December 31, 2012 and December 31, 2011, the Predecessor Funds paid the following brokerage commissions:

Predecessor Fund	2013	2012	2011
Index HLS Fund	$14,600	$16,349	$23,001
Portfolio Diversifier HLS Fund*	$68,053	$59,815	$14,794

* For the period June 6, 2011 through December 31, 2011.

In general, changes in the amount of brokerage commissions paid by an HVIT Fund are due primarily to that HVIT Fund’s asset growth, cash flows and changes in portfolio turnover.

The following table identifies the Predecessor Funds’ regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) whose securities the Predecessor Funds have acquired during the fiscal year ended December 31, 2013 and the value of each Predecessor Funds’s aggregate holdings of each such issuer as of December 31, 2013.

Predecessor Fund	Regular Broker or Dealer	Aggregate Value (in Thousands)
Hartford Index HLS Fund
	Banc of America Securities LLC	$11,754
	Citigroup Global Markets, Inc.	$11,188
	Goldman Sachs & Co.	$5,283
	JP Morgan Securities, Inc.	$15,559
	Morgan Stanley & Co., Inc.	$3,076
	RBS Securities, Inc.	$10,111
	State Street Global Markets LLC	$2,280
	Wells Fargo & Co.	$15,401

Hartford Portfolio Diversifier HLS Fund
	Banc of America Securities LLC	$2,449
	Barclay Investments, Inc.	$110
	BMO Capital Markets	$146
	Citigroup Global Markets, Inc.	$2,034
	Credit Suisse Capital LLC	$319
	Deutsche Bank Securities, Inc.	$1,806
	Goldman Sachs & Co.	$1,539
	HSBC Securities, Inc.	$668
	JP Morgan Securities, Inc.	$2,768
	Merrill Lynch Pierce Fenner & Smith	$136
	Morgan Stanley & Co., Inc.	$1,302
	RBC Capital Markets	$191
	RBS Securities, Inc.	$5,528
	State Street Global Markets LLC	$191
	UBS Securities LLC	$6,588
	Wells Fargo & Co.	$2,098

HVIT FUND EXPENSES

Each HVIT Fund pays its own expenses including, without limitation:  (1) expenses of maintaining the Fund and continuing its existence; (2) registration of the Fund under the 1940 Act; (3) auditing, accounting and legal expenses; (4) taxes and interest; (5) governmental fees; (6) expenses of issue, sale, repurchase and redemption of Fund shares; (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund’s principal underwriter, if any, as broker-dealer or agent under state securities laws; (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations thereof; (9) expenses of reports to governmental officers and commissions; (10) insurance expenses; (11) fees, expenses and disbursements of custodians for all services to the Fund; (12) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund; (13) expenses for servicing shareholder accounts; (14) any direct charges to shareholders approved by the trustees of the Fund; (15) compensation and expenses of trustees of the Fund, other than those who are also officers of The Hartford; and (16) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its trustees and officers with respect thereto.

HVIT FUND ADMINISTRATION AND OTHER SERVICES

The management fee paid by each Fund to Hartford Investment Management covers, in addition to investment advisory services, certain administrative services that are provided to the Fund.  Pursuant to an agreement between Hartford Investment Management and Hartford Life Insurance Company (“Hartford Life”) (an affiliate of Hartford Investment Management), Hartford Life provides certain administrative services to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates that are invested in the Funds.  In return for these administrative services, Hartford Investment Management pays Hartford Life a monthly fee at the annual rate of 0.25% of the average daily net assets of the Hartford Life’s variable annuity and variable life insurance separate accounts that are invested in each Fund.  This fee is paid out of the management fee and not by the Funds.  In addition, Hartford Investment Management and its affiliates may pay, out of their own assets, compensation to third-party administrators for recordkeeping and other administrative services.

DISTRIBUTION ARRANGEMENTS

HVIT Fund shares are sold by HIMCO Distribution Services Company (“HDS” or the “distributor”), a wholly owned subsidiary of The Hartford, on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans.  Certain HVIT Funds’ shares are also sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

The Trust, on behalf of its HVIT Funds, has adopted a distribution plan (“Class IB Distribution Plan”) for Class IB shares pursuant to the approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority (“FINRA”) concerning asset based sales charges.

The distributor is authorized by the Trust to receive purchase and redemption orders on behalf of the HVIT Funds. The distributor has authorized one or more financial services institutions and/or qualified plan intermediaries to receive purchase and redemption orders on behalf of the HVIT Funds, subject to the HVIT Funds’ policies and procedures with respect to frequent purchases and redemptions of HVIT Fund shares and applicable law. In these circumstances, an HVIT Fund will be deemed to have received a purchase or redemption order when an authorized financial services institution and/or qualified plan intermediary receives the order.  Orders will be priced at that HVIT Fund’s next net asset value computed after the orders are received by an authorized financial services institution and/or qualified plan intermediary and accepted by the HVIT Fund. Each Fund’s net asset value is determined in the manner described in that Fund’s prospectus.

Pursuant to the Class IB Distribution Plan, each HVIT Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of Class IB shares. The expenses of each HVIT Fund pursuant to the Class IB Distribution Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of each HVIT Fund’s average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each HVIT Fund’s shares including but not limited to (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the applicable share class of the HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts (“Variable Contracts”) investing indirectly in the applicable share class of the HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in the applicable share class of the HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the applicable share class of the HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the applicable share class of the HVIT Fund; (f) expenses of training sales personnel regarding the applicable share class of an HVIT Fund; (g) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the applicable share class of an HVIT Fund; (h) financing any other activity that the Distributor determines is primarily intended to result in the sale of the applicable share class; (i) expenses of obtaining information and providing explanations to Variable Contract owners regarding HVIT Fund investment objectives and policies and other information about the HVIT Fund, including performance; and (j) expenses of personal services and/or maintenance of Variable Contract accounts with respect to the applicable share class of an HVIT Fund attributable to such accounts.  The Class IB Distribution Plan is considered a compensation type plan, which means the distributor is paid the agreed upon fee regardless of the distributor’s expenditures.

In accordance with the terms of the Class IB Distribution Plan, the distributor provides to each HVIT Fund, for review by the Board of Trustees of the Trust, a quarterly written report of the amounts expended under the Class IB Distribution Plan and the purpose for which such expenditures were made.  In the Board of Trustees’ quarterly review of the Class IB Distribution Plan, they review the level of compensation the Class IB Distribution Plan provides.

The Class IB Distribution Plan was adopted by a majority vote of the Board of Trustees of the Trust, including at least a majority of trustees who are not, and were not at the time they voted, interested persons of each HVIT Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Class IB Distribution Plan, cast in person at a meeting called for the purpose of voting on the Class IB Distribution Plan.  Potential benefits which the Class IB Distribution Plan may provide to the HVIT Funds include shareholder servicing, the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets and portfolio liquidations through redemption activity and the ability to sell shares of the HVIT Funds through adviser and broker distribution channels.  The Board of Trustees of the Trust believes that there is a reasonable likelihood that the Class IB Distribution Plan will benefit the shareholders of each applicable share class of each HVIT Fund.  Under its terms, the Class IB Distribution Plan remains in effect from year to year provided such continuance is approved annually by vote of the trustees of the Board in the manner described above.  The Class IB Distribution Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each HVIT Fund affected thereby, and material amendments to the Class IB Distribution Plan must also be approved by the Board of Trustees in the manner described above.  The Class IB Distribution Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the trustees of the Board who are not interested persons of each HVIT Fund and have no direct or indirect financial interest in the operations of the Class IB Distribution Plan, or by a vote of a “majority of the outstanding voting securities” of each HVIT Fund affected thereby.  The Class IB Distribution Plan will automatically terminate in the event of its assignment.

For the fiscal year ended December 31, 2013, the Class IB shares of the Predecessor Funds paid the 12b-1 fees listed below.

Predecessor Fund	Class IB
Index HLS Fund	$915,587
Portfolio Diversifier HLS Fund	$971,115

The entire amount of 12b-1 fees listed above was paid as compensation to the Predecessor Funds’ distributor. The distributor may remit all or a portion of the entire amount, either directly or indirectly through affiliated insurance companies, to dealers as compensation.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

PURCHASE AND REDEMPTION OF SHARES

For information regarding the purchase or sale (redemption) of HVIT Fund shares, see “Purchase and Redemption of Fund Shares” in the HVIT Funds’ prospectuses.

SUSPENSION OF REDEMPTIONS

An HVIT Fund may not suspend a shareholder’s right of redemption, or postpone payment for a redemption for more than seven days, unless permitted by law, the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by an HVIT Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for an HVIT Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

ACCOUNT CLOSINGS

There may be instances in which it is appropriate for your account to be closed.  Your account could be closed if:  (i) your identity cannot be verified or you fail to provide a valid SSN or TIN; (ii) the registered address of your account is outside of the United States or in a U.S. jurisdiction in which the Fund shares are not registered; (iii) transactions in your account raise suspicions of money laundering, fraud or other illegal conduct; (iv) shares purchased are not paid for when due; (v) your account does not meet the qualifications for ownership for the particular class of shares held in your account; (vi) maintenance of your account jeopardizes the tax status or qualifications of the HVIT Funds; (vii) your account balance falls to $1,000 or less and you fail to bring the account above $1,000 within thirty (30) days of notification; (viii) there is a change in your broker of record, for example your broker is no longer able to sell HVIT Fund shares; or (ix) closing the account is determined to be in the best interests of the HVIT Fund.  If you invest in a Fund through a Variable Contract, the terms of the contract may specify additional circumstances under which your shares may be redeemed.

DETERMINATION OF NET ASSET VALUE

The net asset value per share (NAV) is determined for each class of an HVIT Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, the “Valuation Time”) on each day that the Exchange is open (the “Valuation Date”).  The HVIT Funds are closed for business and do not price their shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the Exchange.  If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the HVIT Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the HVIT Fund’s NAV in accordance with applicable law.  The net asset value for each class of shares is determined by dividing the value of that HVIT Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the HVIT Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in an HVIT Fund’s portfolio for which market prices are readily available are valued at market value.  If market prices are not readily available or are deemed unreliable, an HVIT Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust.  Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of an HVIT Fund’s portfolio holdings or assets.  In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available.  In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close.  Securities or other instruments that are primarily traded on foreign markets may trade on days that are not business days of the HVIT Funds.  The value of the foreign securities or other instruments in which an HVIT Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the HVIT Fund.  Fair value pricing is subjective in nature and the use of fair value pricing by the HVIT Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded but before the Valuation Time.  There can be no assurance that any HVIT Fund could obtain the fair value assigned to an investment if the HVIT Fund were to sell the investment at approximately the time at which that HVIT Fund determines its NAV.

Fixed income securities (other than short-term obligations and senior floating rate interests) and non-exchange traded derivatives held by an HVIT Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees.  Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions.  Generally, each HVIT Fund may use fair valuation in regards to fixed income positions when an HVIT Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending.  Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.

The investments of HVIT Funds that mature in 60 days or less are generally valued at amortized cost, which approximates market value.  Under the amortized cost method of valuation, an instrument is valued at acquisition cost adjusted by the daily accretion of discount or amortization of premium.  The interest payable at maturity is accrued as income, on a daily basis, over the remaining life of the instrument.  Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio’s investments assuming the instrument’s obligation is paid in full at maturity.

Exchange-traded equity securities shall be valued at the last reported sale price on the exchange on which the security is primarily traded (the “Primary Market”) at the Valuation Time.  If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades at the Valuation Time.  The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. System (“Nasdaq”) or another OTC market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.  For securities traded on the Nasdaq, the HVIT Funds utilize the Nasdaq Official Closing Price, which compares the last trade to the bid/ask range of a security.  If the last trade falls within the bid/ask range, then that price will be the closing price.  If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price.  If the last price is below the bid, the bid will be the closing price.  If it is not possible to determine the last reported sale price or official closing price on the relevant exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV.  As a result, the NAV of an HVIT Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the HVIT Fund.

Exchange traded options contracts on securities, currencies, indices, commodities and other instruments shall be valued at their last reported sales price at the Valuation Time on the Primary Market on which the instrument is traded.  If the instrument did not trade on the Primary Market, it may be valued at the last reported sales price at the Valuation Time on another exchange or market where it did trade.  If it is not possible to determine the last reported sale price on the Primary Market or another exchange or market at the Valuation Time or if the last trade price does not fall between the bid and ask prices, the value of the instrument shall be taken to be the mean between the most recent bid and asked prices on such exchange or market at the Valuation Time.  Absent both bid and asked prices on such exchange, the bid price may be used.  In the case of OTC options that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional and volatility or other special adjustments.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively.  If a settlement price is not available, the futures contracts will be valued at the most recent trade price as of the Valuation Time.  If there were no trades on the valuation day, the contract shall be valued at the mean of the closing bid/ask prices as of the Valuation Time.  Absent both bid and asked prices on such exchange, the bid price may be used.

A forward currency contract shall be valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the foreign currency exchange rate and the forward currency rate.  Foreign currency exchange rates and forward currency rates are obtained from an independent pricing service on the valuation date.

Swaps shall be valued using a custom interface from an independent pricing service.  If a swap cannot be valued through an independent pricing service, Bloomberg will be used to calculate a value based upon inputs from the terms of the deal.  Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Board of Trustees of the Trust.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market.  If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument.  In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Board of Trustees of the Trust.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

Financial instruments for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Board of Trustees of the Trust.

OWNERSHIP AND CAPITALIZATION OF THE HVIT FUNDS

Capital Stock  The Board of Trustees is permitted to create additional HVIT Funds in the Trust and to create additional classes of the HVIT Funds. The shares of each class represent an interest in the same portfolio of investments of the HVIT Funds and have equal rights as to voting, redemption, and liquidation.  However, each class bears different expenses and therefore the net asset values of the classes and any dividends declared may differ between the classes.

The Board of Trustees have authorized the issuance of (2) two classes of shares for HIMCO VIT Index Fund designated as Class IA and IB and one share class for HIMCO VIT Portfolio Diversifier Fund designated as Class IB shares.

Persons or organizations beneficially owning 25% or more of the outstanding shares of an HVIT Fund are presumed to “control” the HVIT Fund within the meaning of the 1940 Act.  As a result, those persons or organizations could have the ability to take action with respect to the HVIT Fund without the consent or approval of other shareholders.

Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all Predecessor Fund shares held in separate accounts of Hartford Life or its affiliates (such shares are held for the benefit of contract holders and policy owners).  Pursuant to state insurance law, Union Security Insurance Company (“Union Security”), or its affiliates, is the owner of all Predecessor Fund shares held in separate accounts of Union Security or its affiliates (such shares are held for the benefit of contract holders and policy owners).

As of May 27, 2014, the officers and trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Predecessor Funds.  As of May 27, 2014, the following persons held of record or (to the knowledge of the Predecessor Fund) beneficially 5% or more of outstanding shares of a class in the following Predecessor Funds:

Fund, Shareholder Name and Address	Class IA Percent	Class IB Percent
Hartford Index HLS Fund
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT	20.97%
HARTFORD LIFE & ANNUITY SEPARATE ACCOUNT ILIF REG HARTFORD CT	16.11%
UNION SECURITY INSURANCE CO SEPARATE ACCT NON REG HARTFORD CT	8.80%
HARTFORD LIFE INS CO SEPARATE ACCT GOVT NON REG HARTFORD CT	7.62%
UNION SECURITY INSURANCE COMPANY SEPARATE ACCT IANN REG HARTFORD CT	5.78%
HARTFORD LIFE INSURANCE CO SEPARATE ACCNT ILIF REG HARTFORD CT	5.55%
HARTFORD LIFE INS CO* SEPARATE ACCT CORP NON REG HARTFORD CT	5.45%	74.84%
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT	25.54%	19.38%

Hartford Portfolio Diversifier HLS Fund
FORETHOUGHT LIFE INS CO SEPARATE ACCOUNT A INDIANAPOLIS IN		7.95%
HARTFORD LIFE INSURANCE CO WOODBURY MN		9.75%
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT		71.64%
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT		10.65%

* May be deemed to control the Predecessor Fund because it owned beneficially more than 25% of the outstanding shares of the Predecessor Fund.

Share Classes  Under the HVIT Fund multi-class plan, shares of each class of an HVIT Fund represent an equal pro rata interest in that HVIT Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its “Class Expenses;” (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated.

Voting  Each shareholder is entitled to one vote for each share of the HVIT Funds held upon all matters submitted to the shareholders generally.  Most of the shares of the HVIT Funds are held of record by insurance companies.  The insurance companies will generally vote HVIT Fund shares pro rata according to the written instructions of the owners of Variable Contracts indirectly invested in the HVIT Funds.  It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Matters in which the interests of all the HVIT Funds in the Trust are substantially identical (such as the election of trustees or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Trust without regard to the separate HVIT Funds.  Matters that affect all or several HVIT Funds, but where the interests of the HVIT Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HVIT Fund for their HVIT Fund.  Matters that affect only one HVIT Fund (such as a change in its fundamental policies) are voted on separately for the HVIT Fund by the shareholders of that HVIT Fund.  Likewise, matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

Other Rights  Each share of HVIT Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of HVIT Fund stock have no pre-emptive, subscription or conversion rights.  Upon liquidation of an HVIT Fund, the shareholders of that HVIT Fund shall be entitled to share, pro rata, in any assets of the HVIT Fund after discharge of all liabilities and payment of the expenses of liquidation.

TAXES

Federal Tax Status of the HVIT Funds

The following discussion of the federal tax status of the HVIT Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.  Tax law is subject to change by legislative, administrative or judicial action.

Each HVIT Fund is treated as a separate taxpayer for federal income tax purposes.  The Trust intends for each HVIT Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), and to qualify as a regulated investment company each year.  If an HVIT Fund:  (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders an amount at least equal to the sum of: (i) 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains); and (ii) 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each HVIT Fund to do, then under the provisions of Subchapter M, the HVIT Fund would not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or is treated as having been distributed to shareholders).

An HVIT Fund must meet several requirements to maintain its status as a regulated investment company.  These requirements include the following:  (1) at least 90% of the HVIT Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the HVIT Fund’s taxable year, (a) at least 50% of the value of the HVIT Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the HVIT Fund’s assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the HVIT Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the HVIT Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

Each Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

Unless seed capital exceeds the amounts specified in the Internal Revenue Code, the HVIT Funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year, if the HVIT Funds’ only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, certain qualified retirement plans and certain tax-exempt entities. If the HVIT Funds are subject to the 4% federal excise tax, each Fund generally must distribute in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income (taking into account certain deferrals and elections) for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the “excise tax avoidance requirements”).

Each of the HVIT Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts.  Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the HVIT Funds which meets certain additional requirements.  These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which an HVIT Fund may invest.  In order to comply with future requirements of Section 817(h) (or related provisions of the Code), an HVIT Fund may be required, for example, to alter its investment objectives.  In addition, certain HVIT Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws.  If HVIT Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected HVIT Funds may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for contract owners with premiums allocated to the affected HVIT Funds.

The 817(h) requirements place certain limitations on the percentage of assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer.  These limitations apply to how much of each HVIT Fund’s assets may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:

no more than 55% of an HVIT Fund’s total assets may be represented by any one investment;
no more than 70% by any two investments;
no more than 80% by any three investments; and
no more than 90% by any four investments.

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gains earned by an HVIT Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source.  In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more.  The United States has entered into tax treaties with many foreign countries that may entitle the HVIT Funds to a reduced rate of tax or exemption from tax on this related income and gains.  The effective rate of foreign tax cannot be determined at this time since the amount of these HVIT Funds’ assets to be invested within various countries is not now known.  The Trust intends that the HVIT Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.  Owners of variable life insurance and variable annuity contracts investing in such an HVIT Fund bear the costs of any foreign tax, but are not able to claim a foreign tax credit or deduction for these foreign taxes.

Any gains derived from short sales will generally be taxed as short-term capital gains that would be taxed to shareholders on distributions as ordinary income.

An HVIT Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the HVIT Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the HVIT Fund and defer losses of the HVIT Fund.  These rules:  (1) could affect the character, amount and timing of distributions to shareholders of the HVIT Fund, (2) could require such an HVIT Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the HVIT Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above.  The Trust seeks to monitor transactions of each HVIT Fund, seek to make the appropriate tax elections on behalf of the HVIT Fund and seek to make the appropriate entries in the HVIT Fund’s books and records when the HVIT Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

If for any taxable year an HVIT Fund fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders).  In addition, if for any taxable year an HVIT Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HVIT Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Likewise, if an HVIT Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HVIT Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Accordingly, compliance with the above rules is carefully monitored by the HVIT Funds’ investment adviser and each HVIT Fund intends to comply with these rules as they exist or as they may be modified from time to time.  Compliance with the tax requirements described above may result in lower total return for an HVIT Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the HVIT Fund’s investment sub-adviser might otherwise select.

As of December 31, 2013, the Predecessor Funds had capital loss carryforwards as indicated below.  Each such capital loss carryover is available to offset the HVIT Fund’s future realized capital gains to the extent provided in the Code and regulations thereunder.  For net capital losses arising in taxable years beginning after December 22, 2010, net capital losses generally will be carried forward indefinitely.  Capital losses from prior taxable years will still expire subject to an eight-year limitation period.  Generally, net capital losses arising in years beginning prior to December 22, 2010 will be used after net capital losses arising in years beginning after December 22, 2010, so that the HVIT Funds may have more losses from the earlier periods expire unused.

HLS Fund Name	Amount (in thousands)	Expiration Dates: December 31,
Portfolio Diversifier HLS Fund	$81,661	Indefinite

If an HVIT Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that HVIT Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the HVIT Fund is timely distributed to its shareholders.  The HVIT Fund would not be able to pass through to its shareholders any credit or deduction for such a tax.  As a result, owners of variable life insurance contracts and variable annuity contracts investing in such HVIT Funds would bear the cost of these taxes and interest charges.  Certain elections may, if available, ameliorate these adverse tax consequences, but any such election may require the applicable HVIT Fund to recognize taxable income or gain without the concurrent receipt of cash.  Any HVIT Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by an HVIT Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.  Any such transactions that are not directly related to an HVIT Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the HVIT Fund must derive at least 90% of its annual gross income.

Pay-in-kind instruments (“PIKs”) are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

Each HVIT Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the HVIT Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash.  However, because an HVIT Fund must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HVIT Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in an HVIT Fund generally are not subject to federal income tax on HVIT Fund earnings or distributions or on gains realized upon the sale or redemption of HVIT Fund shares until they are withdrawn from the contract or plan.  For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.  For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

CUSTODIAN

Portfolio securities of the HVIT Funds are held pursuant to a Custodian Agreement between the Trust and State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111.

TRANSFER AGENT

State Street Bank and Trust Company serves as Transfer and Dividend Disbursing Agent for the HVIT Funds.  The transfer agent issues and redeems shares of the HVIT Funds and disburses any dividends declared by the HVIT Funds.  For its services, the transfer agent is reimbursed for out-of-pocket expenses and other costs associated with the services it provides to the Funds, including costs invoiced by sub-contractors.  Hartford Investment Management and its affiliates may pay, out of their own assets, compensation to third-party administrators for recordkeeping and other administrative services.

DISTRIBUTOR

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, an affiliate of Hartford Investment Management, acts as the HVIT Funds’ distributor.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP (“Deloitte”) serves as the Trust’s Independent Registered Public Accounting Firm for the fiscal year ended December 31, 2014.  Deloitte is principally located at 185 Asylum Street, 32nd Floor, Hartford, CT 06103-3402.

OTHER INFORMATION

The Index Fund uses the Standard & Poor’s 500 Index as its benchmark and the Portfolio Diversifier Fund seeks to approximate the performance of the Standard & Poor’s 500 Index with respect to a portion of its assets. “Standard & Poor’s”®, “S&P”®, “S&P 500”®, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company. Each Fund is not sponsored, endorsed, sold or promoted by S&P.  S&P makes no representation or warranty, express or implied, to the shareholders of the Funds regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to Hartford Life Insurance Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Funds or Hartford Life Insurance Company.  S&P has no obligation to take the needs of the Funds or their shareholders, or Hartford Life Insurance Company, into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the net asset value of the Funds or the timing of the issuance or sale of shares in the Funds. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

In addition, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Funds, their shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

CODE OF ETHICS

Each HVIT Fund, Hartford Investment Management, and HIMCO Distribution Services Co. have each adopted a code of ethics designed to protect the interests of each HVIT Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by an HVIT Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

FINANCIAL STATEMENTS

The audited financial statements for the Funds and related report of the Trust’s independent registered public accounting firm will be available in the Trust’s annual report once the Funds have completed their first annual fiscal period.

The Predecessor Funds’s audited financial statements for the fiscal year ended December 31, 2013, together with the notes thereto, and the report of [                 ], the Predecessor Funds’ Independent Registered Public Accounting Firm, are incorporated by reference from each Predecessor Funds’s Annual Report for the fiscal year ended December 31, 2013 into this SAI (meaning such documents are legally a part of this SAI) and are on file with the SEC.  The Predecessor Funds’ Annual Reports are available without charge by calling the Predecessor Funds at 1-800-862-6668 or by visiting the Funds’ website at www.hartfordfunds.com/hlsprospectus or on the SEC’s website at www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees believes that the voting of proxies with respect to securities held by each HVIT Fund is an important element of the overall investment process. Pursuant to the HVIT Fund’s Policy Related to Proxy Voting, as approved by the Board of Trustees of the Trust, Hartford Investment Management has the authority to vote all proxies relating to each HVIT Fund’s portfolio securities. Hartford Investment Management has a duty to vote or not vote such proxies in the best interests of each HVIT Fund and its shareholders, and to avoid the influence of conflicts of interest.

The policies and procedures used by Hartford Investment Management to determine how to vote certain proxies relating to portfolio securities are described below.  In addition to a summary description of such policies and procedures, included below are descriptions of how such policies and procedures apply to various topics.  However, the following are descriptions only and more complete information should be obtained by reviewing Hartford Investment Management’s policies and procedures as well as the HVIT Funds’ voting records.  For a complete copy of Hartford Investment Management’s proxy voting policies and procedures, as well as any separate guidelines it utilizes, please refer to www.[   ].com. Information on how the HVIT Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is not available, but once available can be obtained (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC’s website at www.sec.gov.

If a security has not been restricted from securities lending and the security is on loan over a record date, Hartford Investment Management may not be able to vote any proxies for that security.  For more information about the impact of lending securities on proxy voting, see “Lending Portfolio Securities.”

Hartford Investment Management Company

The HVIT Funds for which Hartford Investment Management Company (“Hartford Investment Management”) serves as investment manager have granted to Hartford Investment Management the authority to vote proxies on their behalf with respect to the assets it manages. The goal of Hartford Investment Management is to vote proxies in what it believes are the best economic interests of its clients, free from conflicts of interest. The Proxy Voting Committee of Hartford Investment Management has determined that this goal is best achieved by retaining the services of Glass Lewis & Co., LLC, an independent research firm that provides proxy voting services to more than 100 institutional clients and has developed best practices in corporate governance consistent with the best interest of investors (“Glass Lewis”).

In general, all proxies received from issuers of securities held in client accounts are referred to Glass Lewis for its analysis and recommendation as to each matter being submitted for a vote. Glass Lewis reviews such proxy proposals and makes voting recommendations in accordance with its proxy voting guidelines. These guidelines address a wide variety of topics, including among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers and various shareholder proposals.  Hartford Investment Management has concluded that the Glass Lewis guidelines are substantially in accord with Hartford Investment Management’s own philosophy regarding appropriate corporate governance and conduct. In most cases, securities will be voted in accordance with Glass Lewis’ voting recommendations, but Hartford Investment Management may deviate from Glass Lewis’s recommendations on specific proxy proposals. To ensure that no voting decision is influenced by a conflict of interest, a portfolio manager who intends to vote contrary to a Glass Lewis recommendation must notify Hartford Investment Management’s Proxy Committee of such intent, and obtain its approval before voting.

The Proxy Voting Committee evaluates the performance of Glass Lewis at least annually.

Material Conflict of Interest Identification and Resolution Processes

While it is HIMCO’s general policy to follow the Proxy Voting Guidelines and recommendations of Glass Lewis, HIMCO retains the authority on any particular proxy to vote differently from the Proxy Voting Guidelines or a related Glass Lewis recommendation. However, such decisions are subject to review and approval to ensure that the decision is not influenced by any conflict of interest.

In certain circumstances, one or more HIMCO portfolio managers may disagree with and elect to diverge from Glass Lewis’ recommendation. It is also possible, that with respect to a particular vote, a HIMCO portfolio manager may wish to vote proxies in accordance with Glass Lewis’ recommendation for certain of its clients and differently for other clients with different investment objectives, risk profiles, or time horizons. In each such case, the portfolio manager in question must notify HIMCO’s Proxy Voting Committee of such an election and obtain approval before voting or instructing Glass Lewis to vote any proxies.

Where Glass Lewis does not cover a company or otherwise cannot recommend a vote, or the Portfolio Manager does not want to vote with the Glass Lewis recommendation, the Portfolio Manager will inform HIMCO’s Chief Compliance Officer (or his/her designee) of such fact and give his/her recommendation as to how the proxy should be voted.  The Chief Compliance Officer will then conduct a conflicts investigation on behalf of the Proxy Voting Committee and report the findings to the members.  If the Proxy Voting Committee determines that no conflict exists (or that any conflict is immaterial) the portfolio manager may vote the proxy.  If the Proxy Voting Committee determines that a conflict of interest exists, the portfolio manager will not be permitted to vote the proxy and will either refer the matter to his or her client and recommend that they vote the proxy themselves or vote the proxy in accordance with Glass Lewis’ recommendation.

Compliance will record and maintain minutes for the Proxy Committee meetings to document the factors that were considered to evidence that there was a reasonable basis for the Proxy Committee’s decision. Potential conflicts of interest may include:

•            The portfolio manager responsible for voting a proxy has identified a personal or business interest either in a company soliciting proxies or in the outcome of a shareholder vote; or

•            The responsible portfolio manager has identified that he or she is related to an incumbent director or a candidate seeking a seat on the board; or

•            A current HIMCO client is affiliated with the company soliciting the proxy or has communicated its view to HIMCO on an impending proxy vote; or

•            The proxy relates to The Hartford Financial Services Group, Inc.; or

•            A third party (including an affiliate or parent company) with an interest in the outcome of a shareholder vote has attempted to influence either HIMCO or the portfolio manager responsible for voting the proxy; or

•            A company with respect to which the proxy is being solicited is on HIMCO’s Restricted List

In addition, Glass Lewis has adopted “Conflicts Avoidance Procedures” which are intended to ensure that, when preparing its proxy voting recommendations, conflicts of interest do not arise regarding Glass Lewis. These “Conflicts Avoidance Procedures” include procedures such as: (i) having the Glass-Lewis personnel who are responsible for making proxy recommendations be “walled off” from Glass Lewis’ parent organizations, Ontario Teachers’ Pension Plan (OTPP) and Alberta Investment Management Corp (AIMCO); (ii) prohibiting Glass-Lewis employees who have a personal conflict regarding a given company (e.g., if they have a relative who serves as an executive or director of a public company) from being involved in the research, analysis or making of any vote recommendations regarding that company; (iii) prominently disclosing in the relevant research report if: (a) an employee of Glass Lewis or any of its subsidiaries, a member of its research Advisory Council, or a member of Glass Lewis’ Strategic Committee serves as an executive or director of a public company; (b) a Glass Lewis institutional investor customer is an issuer, or a division, branch or entity that either directly, or indirectly through one or more intermediaries, controls or is controlled by, or is under common control with, an issuer; (c) a Glass Lewis customer submits a shareholder proposal at a company, is a dissident shareholder in a proxy contest, or is otherwise publicly soliciting shareholder support for or against a director or proposal; or (d) Glass Lewis has a material business relationship with a vendor or service provider; and (iv) Glass Lewis covenanting that it will not provide consulting services to public companies or shareholder proponents.  In addition, in instances where Glass Lewis provides proxy recommendations on a company in which OTPP or AIMCO holds a stake significant enough to have publicly announced its ownership in accordance with the local market’s regulatory requirements or Glass Lewis becomes aware through prominent public reference of OTPP’s or AIMCO’s ownership stake or intended vote in such company, through OTPP’s or AIMCO’s published annual report or any other publicly available information disclosed by OTPP or AIMCO, then Glass Lewis will include a “precautionary” disclosure on the relevant proxy recommendation.  In addition, Glass Lewis also has an independent Research Advisory Council, which is designed to ensure that Glass Lewis’ research consistently meets the quality standards, objectivity and independence criteria set by Glass Lewis’ research team leaders.  The Research Advisory Council is comprised of a number of experts in the fields of corporate governance, finance, law, management and accounting.

Situations in which Hartford Investment Management might not vote a proxy

It may not be possible to cast an informed vote in certain circumstances due to lack of information in the proxy statement. Hartford Investment Management and/or Glass Lewis may abstain from voting in those instances.  Proxy materials not being delivered in a timely fashion also may prevent analysis or entry of a vote by voting deadlines.  In some cases Hartford Investment Management may determine that it is in the best economic interests of its clients not to vote certain proxies.  For example, Hartford Investment Management generally does not vote proxies of issuers subject to shareblocking provisions or in jurisdictions that impose restrictions upon selling shares after proxies are voted.  Similarly, votes are generally not cast in those foreign jurisdictions which require that a power of attorney be filed. Mutual fund and third party client accounts may have a securities lending program.  In such a case, Hartford Investment Management may be unable to vote proxies when the underlying securities have been loaned (loan termination is often the only way to vote proxies on the loaned securities).  In general, Hartford Investment Management does not know when securities have been loaned.

Glass Lewis Proxy Voting Guidelines Summary

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans).  Typically Glass Lewis recommends that shareholders vote against these plans to protect their financial interests and ensure that they have an opportunity to consider any offer for their shares, especially those at a premium.  In certain limited circumstances, Glass Lewis will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what Glass Lewis believes to be a reasonable ‘qualifying offer’ clause.

Advance Notice Requirements for Shareholder Ballot Proposals.  Glass Lewis typically recommends that shareholders vote against these proposals.

Cumulative Voting. Glass Lewis reviews these proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure. However, Glass Lewis typically finds that these proposals are on ballots at companies where independence is lacking and where the appropriate checks and balances that favor shareholders are not in place. In those instances Glass Lewis typically recommends in favor of cumulative voting.

Supermajority Vote Requirements. Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests.

Election of Directors

Voting Recommendation on the Basis of Independence:  Glass Lewis looks at each director nominee and examines the director’s relationships with the company, the company’s executives and other directors. Glass Lewis does this to find personal, familial, or financial relationships (not including director compensation) that may impact the director’s decisions. Glass Lewis believes that such relationships makes it difficult for a director to put shareholders’ interests above the director’s or the related party’s interests. Glass Lewis also believes that a director who owns more than 20% of a company can exert disproportionate influence on the board and, in particular, the audit committee.

In general, Glass Lewis believes a board will be most effective in protecting shareholders’ interests if it is at least two-thirds’ independent. In the event that more than one third of the members are affiliated or inside directors, Glass Lewis typically(1) recommends withholding votes from some of the inside and/or affiliated directors in order to satisfy the two-thirds threshold.

Glass Lewis believes that only independent directors should serve on a company’s audit, compensation, nominating and governance committees.(1) Glass Lewis typically recommends that shareholders withhold their votes for any affiliated or inside

(1) In the case of a staggered board, if the affiliates or insiders that we believe should not be on the board are not standing for election, Glass Lewis will express its concern regarding those directors, but Glass Lewis will not recommend withholding from the affiliates or insiders who are up for election just to achieve two-thirds independence.

director seeking appointment to an audit, compensation, nominating or governance committee, or who has served in that capacity in the past year.

Voting Recommendation on the Basis of Performance: Glass Lewis disfavors directors who have a record of not fulfilling their responsibilities to shareholders at any company where they have held a board or executive position.  See full guidelines for criteria.

Voting Recommendation on the Basis of Experience: Glass Lewis typically recommends that shareholders withhold votes from directors who have served on boards or as executives of companies with records of poor performance, overcompensation, audit- or accounting-related issues and/or other indicators of mismanagement or actions against the interests of shareholders.

Voting Recommendation on the Basis of Other Considerations:  Glass Lewis recommends shareholders withhold votes from certain types of affiliated or inside directors under nearly all circumstances.

Appointment of Auditors

Glass Lewis generally supports management’s choice of auditor except when Glass Lewis believes the auditor’s independent or audit integrity has been compromised. Where a board has not allowed shareholders to review and ratify an auditor, Glass Lewis typically recommends withholding votes from the audit committee chairman. When there have been material restatements of annual financial statements or material weakness in internal controls, Glass Lewis usually recommends withholding votes from the entire committee.

Glass Lewis typically supports audit-related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).

Changes to Capital Structure

When analyzing a request for additional shares, Glass Lewis typically reviews four common reasons why a company might need additional capital stock beyond what is currently available:

•                  Stock Split — Glass Lewis typically considers three metrics when evaluating whether Glass Lewis thinks a stock split is likely or necessary: the historical stock pre-split price, if any; the current price relative to the Company’s most common trading price over the past 52 weeks; and some absolute limits on stock price that in Glass Lewis’ view either always make a stock split appropriate if desired by management or would almost never be a reasonable price at which to split a stock.

•                  Shareholder Defenses — Additional authorized shares could be used to bolster takeover defenses such as a “poison pill.” Proxy filings often discuss the usefulness of additional shares in defending against or discouraging a hostile takeover as a reason for a requested increase. Glass Lewis is typically against such defenses and will oppose actions intended to bolster such defenses.

•                  Financing for Acquisitions — Glass Lewis looks at whether the company has a history of using stock for acquisitions and attempts to determine what levels of stock have typically been required to accomplish such transactions. Likewise, Glass Lewis looks to see whether this is discussed as a reason for additional shares in the proxy.

•                  Financing for Operations — Glass Lewis reviews the company’s cash position and its ability to secure financing through borrowing or other means. Glass Lewis looks at the company’s history of capitalization and whether the company has had to use stock in the recent past as a means of raising capital.

Issuing additional shares can dilute existing holders in limited circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where Glass Lewis finds that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, Glass Lewis typically recommends against the authorization of additional shares. While Glass Lewis thinks that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, Glass Lewis prefers that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of a large pool of unallocated shares available for any purpose.

Equity Based Compensation Plans

Glass Lewis evaluates option- and other equity-based compensation plans using a detailed model and analyst review. Glass Lewis believes that equity compensation awards are useful, when not abused, for retaining employees and providing an incentive for them to act in a way that will improve company performance.

Glass Lewis’ analysis is quantitative and focused on the plan’s cost as compared with the business’s operating metrics. Glass Lewis runs twenty different analyses, comparing the program with absolute limits Glass Lewis believes are key to equity value creation and with a carefully chosen peer group. In general, Glass Lewis’ model seeks to determine whether the proposed plan is either absolutely excessive or is more than one standard deviation away from the average plan for the peer group on a range of

(1)  Glass Lewis will recommend withholding votes from any member of the audit committee who owns 20% or more of the company’s stock, and Glass Lewis believes that there should be a maximum of one director (or no directors if the committee is comprised of less than three directors) who owns 20% or more of the company’s stock on the compensation, nominating and governance committees.

criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance. Each of the twenty analyses (and their constituent parts) is weighted and the plan is scored in accordance with that weight.

Option Exchanges. Glass Lewis views option repricing plans and option exchange programs with great skepticism. Shareholders have substantial risk in owning stock and, as a general matter, Glass Lewis believes that the employees, officers and directors who receive stock options should be similarly situated to align their interests with shareholder interests.

Pay for Performance.  Glass Lewis believes an integral part of a well-structured compensation package is a successful link between pay and performance. Glass Lewis’ proprietary pay-for-performance model was developed to better evaluate the link between pay and performance of the top five executives at US companies. Glass Lewis’ model benchmarks these executives’ pay and company performance against peers selected by Equilar’s market-based peer groups and across five performance metrics. By measuring the magnitude of the gap between two weighted-average percentile rankings (executive compensation and performance), Glass Lewis grades companies from a school letter system: “A”, “B”, “F”, etc. The grades guide Glass Lewis’ evaluation of compensation committee effectiveness and Glass Lewis generally recommends voting against compensation committee of companies with a pattern of failing our pay-for-performance analysis.

Glass Lewis also uses this analysis to inform their voting decisions on say-on-pay proposals. As such, if a company receives a failing grade from Glass Lewis’ proprietary model, they are likely to recommend that shareholders vote against the say-on-pay proposal. However, there may be exceptions to this rule such as when a company makes significant enhancements to its compensation programs that may not be reflected yet in a quantitative assessment.

162(m) Plans. Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next three most highly compensated executive officers, excluding the CFO, if the compensation is performance-based and is paid upon shareholder-approved plans. Glass Lewis recognizes the value of executive incentive programs and the tax benefit of shareholder-approved incentive plans. Glass Lewis believes the best practice for companies is to provide robust disclosure to shareholders so that they can make sound judgments about the reasonableness of the proposed compensation plan.  To allow for meaningful shareholder review, Glass Lewis prefers that these proposals include: specific performance goals, a maximum award pool and a maximum award amount per employee.  Glass Lewis also believes it is important to analyze the estimated grants to see if they are reasonable and in line with the company’s peers.  Glass Lewis typically recommends against a 162(m) plan where: a company fails to provide at least a list of performance targets; a company fails to provide one of either a total pool or an individual maximum; or the proposed plan is excessive when compared with the plans of the company’s peers.  However, where a company has a record of reasonable pay relative to business performance, Glass Lewis is not typically inclined to recommend against a plan even if the plan caps seem large relative to peers because they recognize the value in special pay arrangements for continued exceptional performance.

Director Compensation Plans. Glass Lewis believes that non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, Glass Lewis supports compensation plans that include option grants or other equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals. However, equity grants to directors should not be performance-based to ensure directors are not incentivized in the same manner as executives but rather serve as a check on imprudent risk-taking in executive compensation plan design.

Company Responsiveness. At companies that received a significant level of shareholder disapproval (25% or greater) to their say-on-pay proposal at the previous annual meeting, Glass Lewis believes the board should demonstrate some level of engagement and responsiveness to the shareholder concerns behind the discontent. While Glass Lewis recognizes that sweeping changes cannot be made to a compensation program without due consideration and that a majority of shareholders voted in favor of the proposal, they will look for disclosure in the proxy statement and other publicly-disclosed filings that indicates the compensation committee is responding to the prior year’s vote results including engaging with large shareholders to identify the concerns causing the substantial vote against. In the absence of any evidence that the board is actively engaging shareholders on these issues and responding accordingly, Glass Lewis may recommend holding compensation committee members accountable for failing to adequately respond to shareholder opposition, giving careful consideration to the level of shareholder protest and the severity and history of compensation problems.

Where Glass Lewis identifies egregious compensation practices, tjey may also recommend voting against the compensation committee based on the practices or actions of its members during the year, such as approving large one-off payments, the inappropriate, unjustified use of discretion, or sustained poor pay for performance practices.

Full Disclosure of Executive Compensation. Glass Lewis believes that complete, timely and transparent disclosure of executive pay is critical to allowing shareholders to evaluate the extent to which the pay is keeping pace with company performance. However, Glass Lewis is concerned when a proposal goes too far in the level of detail that it requests for executives other than the most high-ranking leaders of the company. While Glass Lewis is in favor of full disclosure for senior executives and Glass Lewis views pay disclosure at the aggregate level (e.g., the number of employees being paid over a certain amount or in certain categories) as potentially very useful, Glass Lewis does not believe that shareholders need or will benefit from detailed reports about individual management employees other than the most senior executives.

Social and Corporate Responsibility

Glass Lewis typically prefers to leave decisions regarding day-to-day management and policy decisions, including those related to social, environmental or political issues, to management and the board, except when there is a clear link between the proposal and value enhancement or risk mitigation. Glass Lewis feels strongly that shareholders should not attempt to micromanage the company, its businesses or its executives through the shareholder initiative process. Rather, Glass Lewis believes shareholders should use their influence to push for governance structures that protect shareholders and promote director accountability. Shareholders should then put in place a board they can trust to make informed decisions that are in the best interests of the business and its owners, and then hold directors accountable for management and policy decisions through board elections. However, Glass Lewis recognizes that support of appropriately crafted shareholder initiatives may at times serve to promote or protect shareholder value.

To this end, Glass Lewis evaluates shareholder proposals on a case-by-case basis. Glass Lewis generally recommends supporting shareholder proposals calling for the elimination of, as well as to require shareholder approval of, antitakeover devices such as poison pills and classified boards. Glass Lewis generally recommends supporting proposals likely to increase and/or protect shareholder value and also those that promote the furtherance of shareholder rights. In addition, Glass Lewis also generally recommends supporting proposals that promote director accountability and those that seek to improve compensation practices, especially those promoting a closer link between compensation and performance.

APPENDIX A

The credit rating information which follows describes how the credit rating services mentioned presently rate the described securities or loans. No reliance is made upon the credit rating firms as “experts” as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

In the case of “split-rated” securities or loans (i.e., securities or loans assigned non-equivalent credit quality ratings, such as Baa by Moody’s but BB by S&P or Ba by Moody’s and BB by S&P but B by Fitch), the investment manager will determine whether a particular security or loan is considered investment grade or below-investment grade for each of the Fund’s portfolios as follows: (a) if all three credit rating agencies have rated a security or loan the median credit rating is used for this determination and (b) if only two credit rating agencies have rated a security, the lower (e.g., most conservative) credit rating is used.  In the case of intermediate ratings, they are included in the category of the primary rating.  For example, BBB- and BBB+ are included in BBB and Baa includes Baa1, Baa2 and Baa3.

RATING OF BONDS

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”)

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are subject to moderate credit risk, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B are considered speculative and subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing and subject to very high credit risk. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing. They are typically in default.

STANDARD AND POOR’S CORPORATION (“STANDARD & POOR’S”)

AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as having significant speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

MOODY’S

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•                  Leading market positions in well-established industries.

•                  High rates of return on funds employed.

•                  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime (NP) do not fall within any of the Prime rating categories.

STANDARD & POOR’S

The relative strength or weakness of the following factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

•        Liquidity ratios are adequate to meet cash requirements.

Liquidity ratios are basically as follows, broken down by the type of issuer:

•      Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

•      Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

•      Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

•        The long-term senior debt rating is “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB”.

•        The issuer has access to at least two additional channels of borrowing.

•        Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

•        Typically, the issuer’s industry is well established and the issuer has a strong position within its industry.

•        The reliability and quality of management are unquestioned.

RATING OF TAX EXEMPT BONDS

STANDARD & POOR’S RATINGS SERVICES. Its ratings for municipal debt have the following definitions:

Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

Debt rated “A” has a capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated “BB”, “B”, “CCC” and “CC” is regarded, on balance, as having significant speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB” rating.

Debt rated “CCC” is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used to debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.  It is currently highly vulnerable to default.

The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating “CI” is reserved for income bonds on which no interest is being paid.

Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

“NR” indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the legal investment laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

MOODY’S INVESTORS SERVICE, INC.: Its ratings for municipal bonds include the following:

Bonds which are rated “Aaa” are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated “A” possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated “C” are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING OF MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

STANDARD & POOR’S RATINGS SERVICES. A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols are as follows:

SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.

SP-3 - Speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICES. Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. In the case of variable rate demand obligations, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of variable rate demand obligations is designated as VMIG. Moody’s ratings for short-term loans have the following definitions:

MIG-1/VMIG-1. This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG-3. This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG. This designation denotes speculative-grade quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

RATING OF TAX-EXEMPT DEMAND BONDS

Standard & Poor’s assigns “dual” ratings to all debt issues that have a participation or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, “AAA/A-1+”). For the newer “demand notes”, Standard & Poor’s note rating symbols, combined with the commercial paper symbols, are used (for example, “SP-1+/A-1+”).

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH, INC.

The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB

Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent or inevitable default.

D

Default. The ratings of obligations in this category indicate that an issuer has entered default, and are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. Expected recovery values are highly speculative and cannot be estimated with any precision. Entities rated in this category have defaulted on some or all of their obligations, and have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

FITCH, INC.

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. Good capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”.

“NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when the issue or issuer is no longer rated by Fitch Ratings.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

[HVITSAI14]

PART B

COMBINED STATEMENT OF ADDITIONAL INFORMATION

Class IB
HIMCO VIT American Funds Asset Allocation Fund	[ ]
HIMCO VIT American Funds Blue Chip Income and Growth Fund	[ ]
HIMCO VIT American Funds Bond Fund	[ ]
HIMCO VIT American Funds Global Bond Fund	[ ]
HIMCO VIT American Funds Global Growth Fund	[ ]
HIMCO VIT American Funds Global Growth and Income Fund	[ ]
HIMCO VIT American Funds Global Small Capitalization Fund	[ ]
HIMCO VIT American Funds Growth Fund	[ ]
HIMCO VIT American Funds Growth-Income Fund	[ ]
HIMCO VIT American Funds International Fund	[ ]
HIMCO VIT American Funds New World Fund	[ ]

series of

HIMCO VARIABLE INSURANCE TRUST

This combined Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the corresponding prospectus for the relevant Fund (as hereinafter defined).  Each Fund’s prospectus is incorporated by reference into this SAI, and the portions of this SAI that relate to each Fund have been incorporated by reference into such Fund’s prospectus.  The portions of this SAI that do not relate to a Fund do not form part of such Fund’s SAI, have not been incorporated by reference into such Fund’s prospectus and should not be relied upon by investors in such Fund.  The Predecessor Funds’ (as hereinafter defined) audited financial statements as of December 31, 2013 appearing in the Predecessor Funds’ annual report to shareholders are incorporated herein by reference.  A free copy of each annual/semi-annual report and each prospectus is available upon request by writing to: HIMCO VIT Funds, c/o Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293, by calling 1-800-862-6668, or on the Funds’ website at www.[ ].com.

Date of Prospectuses:  [                 ], 2014

Date of Statement of Additional Information:  [          ], 2014

GENERAL INFORMATION

This SAI relates to the Funds listed on the cover page (each a  “Fund” and together the “Funds”), which may serve as the underlying investment vehicles for variable annuity separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies.  Each Fund has authorized one class of shares:  Class IB.  Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager and provides the day-to-day investment management of the Funds’ portfolios.  Hartford Investment Management is a wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company.

The Funds are investment portfolios (series) of HIMCO Variable Insurance Trust, a Delaware statutory trust (the “Trust”) registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.

Each Fund (except for HIMCO VIT American Funds Global Bond Fund) is a diversified management investment company.

Each of the Funds in the Trust became effective on [                                               ], 2014 and are the successors in interest to certain funds having the same investment objectives and strategies that were included as series of another investment company, Hartford Series Fund, Inc. (the “Predecessor Funds”).  On September 15, 2014, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into their corresponding series of the Trust (the “Successor Funds”) and effective as of the close of business on October 20, 2014, the assets and liabilities of each of the Predecessor Funds were transferred to the Trust in exchange for shares of each of the applicable Successor Funds.

MASTER/FEEDER STRUCTURE

Each Fund invests all of its assets in a separate mutual fund (Class 1 shares), which has the same investment objective and strategies as the Fund (each a “Master Fund” and together the “Master Funds”).  Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Funds do not buy investment securities directly. Instead, each Fund invests in a Master Fund that in turn purchases investment securities.

The investment adviser for the Master Funds is Capital Research and Management CompanySM (“CRMC”), an investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. In addition to selling shares to a Fund, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors (“shareholders”). The expenses and, correspondingly, the returns of other shareholders in each Master Fund may differ from those of the corresponding Fund.

The Board of Trustees believes that, as other investors invest their assets in the Funds and shareholders invest their assets in the Master Fund in which a Fund invests, certain economic efficiencies may be realized with respect to the Funds and the Master Funds. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other shareholders in the Master Fund) or the corresponding Fund would be spread across a larger asset base as more shareholders invest in the Master Fund. However, if a shareholder withdraws its investment from a Master Fund or Fund, respectively, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Board of Trustees believes should be available through investment in a Fund, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur.

Under the master/feeder structure, the Board of Trustees retains the right to withdraw a Fund’s assets from its corresponding Master Fund. The Board of Trustees also reserves the right to suspend or terminate purchases of shares of a Master Fund by a Fund if such action is required by law, or if the Board of Trustees, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Fund and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority. If the Board of Trustees were to withdraw a Fund’s assets, the Board

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would then consider whether to invest the Fund’s assets in another pooled investment entity, have Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or take other appropriate action.

Investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required for any Fund to withdraw its investment from its corresponding Master Fund.

The board of trustees of the Master Funds formulates the general policies of the Master Funds and meets periodically to review each Master Fund’s performance, monitor investment activities and practices and discuss other matters affecting the Master Funds.

INVESTMENT OBJECTIVES AND POLICIES

Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.  Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.                                    FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

Each Fund has adopted the following fundamental investment restrictions; however, as long as the Funds remain invested in the Master Funds, the Funds are subject to the Master Funds’ restrictions as well, even if the Master Funds’ restrictions are more restrictive.  If one or more Funds withdraws from its corresponding Master Fund and engages Hartford Investment Management or a sub-adviser to provide portfolio management services to the Fund, that Fund would no longer be subject to the Master Funds’ investment restrictions and would be subject solely to the following investment restrictions.  These fundamental restrictions may not be changed without approval of a majority of the applicable Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the 1940 Act and as used in the prospectuses and this SAI, a “majority of the outstanding voting securities” means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Fund (or class).

The investment objectives and principal investment strategies of each Fund are set forth in the Funds’ prospectuses.  Set forth below are the fundamental investment restrictions and policies applicable to each Fund followed by certain non-fundamental restrictions and policies applicable to each Fund.

Each Fund:

1.                                      will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

2.                                      will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry;

3.                                      will not make loans, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

4.                                      will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

3

5.                                      will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

6.                                      will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

B.                                    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The investment objective of each Fund is non-fundamental and may be changed without a shareholder vote.  In particular, investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required to withdraw a Fund’s entire investment from its corresponding Master Fund.

The following restrictions are designated as non-fundamental and may be changed by the Board of Trustees without the approval of shareholders.

Each Fund may not:

1.              Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the Fund’s investment policies as set forth in its prospectus and this SAI, as they may be amended from time to time, and applicable law.

2.              Purchase securities on margin except to the extent permitted by applicable law.

3.              Purchase securities while outstanding borrowings exceed 5% of the Fund’s total assets, except where the borrowing is for temporary or emergency purposes.  Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund’s prospectus and this SAI, as they may be amended from time to time, are not deemed to be borrowings for purposes of this restriction.

4.              Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s prospectus and SAI, as they may be amended from time to time, and applicable law.

5.              Invest more than 15% of the Fund’s net assets in illiquid securities.

Additionally, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Bond Fund, and HIMCO VIT American Funds Global Small Capitalization Fund each have a name that suggests a focus on a particular type of investment, and in accordance with Rule 35d-1 under the 1940 Act, each Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name.

C.                                    RESTRICTIONS OF THE MASTER FUNDS

(i)                                     Fundamental Restrictions of the Master Funds

Each Fund invests all or substantially all of its assets in a corresponding Master Fund.  The following are fundamental investment restrictions for each of the Master Funds, which cannot be changed without approval by holders of a majority of the outstanding shares of the Master Fund.

The Master Funds have adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares.  Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

4

The following policies apply to each Master Fund (please also see “Additional Information About Fundamental Policies” below):

1.                                      Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a Master Fund may not:

a.                                      Borrow money;

b.                                      Issue senior securities;

c.                                       Underwrite the securities of other issuers;

d.                                      Purchase or sell real estate or commodities;

e.                                       Make loans; or

f.                                        Purchase the securities of any issuer if, as a result of such purchase, a Master Fund’s investments would be concentrated in any particular industry.

2.                                      A Master Fund may not invest in companies for the purpose of exercising control or management.

(ii)  Nonfundamental Restrictions of the Master Funds

The following policy may be changed without shareholder approval:

Each Master Fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(iii)  Additional Information About Fundamental Policies

The information below is not part of the Master Funds’ fundamental policies.  This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Master Funds.  Information is also provided regarding the Master Fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, a Master Fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose.  Additionally, a Master Fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). A reverse repurchase agreement may be considered the economic equivalent of borrowing by a Master Fund; however, to the extent that a Master Fund covers its commitments under a reverse repurchase agreement (and under certain similar agreements and transactions) by segregating or earmarking liquid assets equal in value to the amount of the Master Fund’s commitment, such agreement will not be considered borrowing by the Master Fund.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a Master Fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent a Master Fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the Master Fund’s commitment, such agreement or transaction will not be considered a senior security by the Master Fund.

For purposes of fundamental policy 1c, the policy will not apply to a Master Fund to the extent the Master Fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of Master Fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

5

For purposes of fundamental policy 1e, a Master Fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the Master Fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, a Master Fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry.  This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government-sponsored entities or repurchase agreements with respect thereto.

The Master Funds currently do not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

D.                                    NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUNDS

Each Fund must:

1.              Maintain its assets so that, at the close of each quarter of its taxable year,

(a)                                 at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans) limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund’s total assets and 10 percent of the outstanding voting securities of such issuer, and

(b)                                 no more than 25 percent of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board of Trustees to the extent appropriate in light of changes to applicable tax law requirements.

2.              Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder.  Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

(a)                                 no more than 55% of the value of the assets in the Fund is represented by any one investment,

(b)                                 no more than 70% of the value of the assets in the Fund is represented by any two investments,

(c)                                  no more than 80% of the value of the assets in the Fund is represented by any three investments, and

(d)                                 no more than 90% of the value of the total assets of the Fund is represented by any four investments.  In determining whether the above diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

E.                                     CLASSIFICATION

Each Fund (except for HIMCO VIT American Funds Global Bond Fund), through investments made by the applicable Master Fund, has elected to be classified as a diversified series of an open-end management investment

6

company.  As a diversified fund, at least 75% of the value of each Fund’s total assets must be represented by cash and cash items (including receivables), securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets nor more than 10% of the outstanding voting securities of such issuer.

HIMCO VIT American Funds Global Bond Fund has elected to be classified as a non-diversified series of an open-end management investment company.  A non-diversified fund, such as HIMCO VIT American Funds Global Bond Fund, is not required to comply with the diversification rules of the 1940 Act.  Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since many factors affecting a given company could affect performance of the fund to a greater degree.

A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

F.                                      MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

The investment objective and principal investment strategies for each Fund, and its corresponding Master Fund, are discussed in the Funds’ prospectuses.  A further description of certain investment strategies used by the Master Funds is set forth below.  Because each Fund does not invest directly in securities but rather invests directly in its corresponding Master Fund, each Fund is subject to the risks described below indirectly through its investment in the Master Fund, which invests directly in securities. Note, however, that in the event that the Board of Trustees determines that it is in the best interests of a Fund to withdraw its entire investment in a Master Fund and instead allow Hartford Investment Management to direct the investment/reinvestment of the Fund’s assets directly in securities, then the Fund would directly utilize the following investment instruments and techniques and would be subject to the related risks, as applicable.  The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectuses of the Funds and in this SAI of a particular investment practice or technique in which the Master Funds may engage or a financial instrument which the Master Funds may purchase are meant to describe the spectrum of investments that the Master Fund’s adviser, in its discretion, might, but is not required to, use in managing a Master Fund’s portfolio assets in accordance with the Master Fund’s investment objective, policies, and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

Equity Securities  The Master Funds (except Master Bond Fund and Master Global Bond Fund) may invest in equity securities.  The Master Growth Fund will invest at least 65% of its assets in common stocks.

Equity securities represent an ownership position in a company. Equity securities held by the Master Funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.  Holders of equity securities are not creditors of the issuer.  As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the Master Funds’ ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the Master Funds may involve large price swings and potential for loss. To the extent a Master Fund invests in income-oriented, equity-type securities, income provided by the Master Fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Master Fund invests.

7

Debt Securities  The Master Funds (except for Blue Chip Income and Growth Fund) may invest in debt securities.  The Master Bond Fund and Master Global Bond Fund invest in debt securities as part of their principal investment strategy as described in the Master Funds’ Prospectus. The Master Bond Fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations designated by the Master Fund, or NRSROs, and unrated securities that are determined to be of equivalent quality.  The Master Bond Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities).  The Master Global Bond Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents any may include certain preferred securities).  The Master Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities. The Master Global Growth Fund, Master Global Growth and Income Fund and Master Global Small Capitalization Fund may each invest up to 10% of its respective assets, and the Master International Fund may invest up to 5% of its assets, in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality.

Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities.  Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity.  Some debt securities bear interest at rates which are not fixed, but vary with changes in specific market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.  These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Certain of the Master Funds may invest in lower rated debt securities. The Master Bond Fund and Master Global Bond Fund may invest up to 35% of their respective assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality. The Master New World Fund and Master Asset Allocation Fund may each invest up to 25% of its respective assets, Master Growth Fund may invest up to 10% of its assets, and the Master Global Growth and Income Fund and the Master Growth-Income Fund each may invest up to 5% of its respective assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality.  Lower rated debt securities, rated Ba1/BB+ or below by NRSROs, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.  Investment grade bonds rated A or Baa/BBB also may be more susceptible to changes in market or economic conditions that bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

• Sensitivity to Interest Rate and Economic Changes  — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted and may continue to impact interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside the U.S. may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of a Master Fund’s portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

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• Payment Expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the Master Funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Master Funds may incur losses or expenses in seeking recovery of amounts owed to them.

• Liquidity and Valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the Master Funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

CRMC attempts to reduce the risks described above through diversification of the Master Funds’ portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.  CRMC considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided.  See Appendix A for more information about credit ratings.

Securities With Equity And Debt Characteristics  Certain Master Funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend.  They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved.  Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which are securities which generally have both debt and equity characteristics, such as a convertible bond that has features of an ordinary bond but may be influenced by the price of the stock into which it is convertible. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in Smaller Capitalization Stocks   Certain Master Funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). CRMC believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets, or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount

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from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Master Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The Master Funds determine relative market capitalizations using U.S. standards. Accordingly, the Master Funds’ investments in certain countries outside the United States may have larger capitalizations relative to other companies within those countries.

Investing in Private Companies   Certain Master Funds may invest in companies that have not publicly offered their securities. The Master Blue Chip Income and Growth Fund will not invest in private placements of stock of companies. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the Master Funds from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the Master Funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing Outside the United States   Certain Master Funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, CRMC will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  However, in the opinion of CRMC, investing outside the United States can also reduce certain portfolio risks due to greater diversification opportunities. The Master International Fund will invest at least 65% of its assets in common stocks of companies domiciled outside the United States. The Master Growth Fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.  The Master Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar.  The Master Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.  The Master Global Growth and Income Fund may invest a majority of its assets outside the United States.  For temporary defensive purposes, the Master Global Growth and Income Fund may invest principally or entirely in securities that are denominated in U.S. dollars, which include American Depositary Receipts, certain European Depositary Receipts and Global Depositary Receipts, or whose issuers are domiciled in the United States.

The risks described above may be heightened in connection with investments in emerging markets.  Although there is no universally accepted definition, CRMC generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

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Additional costs could be incurred in connection with the Master Funds’ investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the Master Funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, CRMC will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Investing in emerging market and developing countries — Certain countries in which a Master Fund may invest have developing economies and/or markets.  These countries may have less developed legal and accounting systems and more unstable governments than those in developed countries.  Many of these countries are also known as emerging market countries.  Certain risk factors related to developing countries are discussed below:

• Currency Fluctuations — Certain Master Funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing and emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the Master Funds’ securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the Master Funds can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

• Government Regulation — The political, economic and social structures of certain developing and emerging market countries may be more volatile and less developed than those in the United States. Certain developing and emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing and emerging market countries. While the Master Funds will only invest in markets where these restrictions are considered acceptable by CRMC, a country could impose new or additional repatriation restrictions after the Master Funds’ investment. If this happened, the Master Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Master Funds’ liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the Master Funds because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing and emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the Master Funds’ investments.

• Less Developed Securities Markets — Developing and emerging market countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

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• Settlement Risks — Settlement systems in developing and emerging market countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the Master Funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the Master Funds to suffer a loss. The Master Funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Master Funds will be successful in eliminating this risk, particularly as counterparties operating in developing and emerging market countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the Master Funds.

• Investor Information — The Master Funds may encounter problems assessing investment opportunities in certain developing and emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, CRMC will seek alternative sources of information, and to the extent CRMC is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the Master Funds will not invest in such market or security.

• Taxation — Taxation of dividends and capital gains received by non-residents varies among developing and emerging market countries and, in some cases, is comparatively high. In addition, developing and emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Master Funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

• Litigation — The Master Funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

• Fraudulent Securities — Securities purchased by the Master Funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the Master Funds.

Currency Transactions — Certain Master Funds may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase or sell a security denominated in that currency (often referred to as a spot or cover transaction). Master Blue Chip Income and Master Growth Fund and Master Growth-Income Fund currently intend to engage in currency transactions for these purposes only.

Certain Master Funds may also enter into forward currency contracts to protect against changes in currency exchange rates.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the Master Funds will typically involve the purchase or sale of a currency against the U.S. dollar, the Master Funds also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The Master Funds, other than Master Bond Fund and Master Global Bond Fund, have no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

The Master Funds will not generally attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of a Master Fund’s commitment increases because of changes in exchange rates, the Master Fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. A Master Fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it

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under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency.  Entering into forward currency transactions may change a Master Fund’s exposure to currency exchange rates and could result in losses to the Master Fund if currencies do not perform as expected by CRMC.  For example, if CRMC increases a Master Fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the Master Fund may incur a loss.  The Master Fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the Master Funds for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the Master Funds.

Master Bond Fund and Master Global Bond Fund may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.

Master Bond Fund and Master Global Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a Master Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Master Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Master Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency’s value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Master Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the Master Fund anticipates purchasing securities.

In connection with these futures transactions, the Master Funds have filed a notice of eligibility with the Commodity Futures Trading Commission (“CFTC”) that exempts the Master Funds from CFTC registration as  “commodity pool operators” (“CPOs”) as defined under the Commodity Exchange Act.  Pursuant to this notice, each of these funds will observe certain CFTC guidelines with respect to their futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than “hedging” (as defined by CFTC rules) up to 5% of a fund’s net assets.  The Funds have likewise filed a notice of eligibility with the CFTC that exempts the Funds from CFTC registration as CPOs.

Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Master Bond Fund and Master Global Bond Fund will not purchase an OTC option unless CRMC believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Forward Commitment, When Issued and Delayed Delivery Transactions   Certain Master Funds may enter into commitments to purchase or sell securities at a future date. When a Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a

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transaction fails to deliver or pay for the securities, the Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain Master Funds may also enter into roll transactions, such as a mortgage dollar roll where the Master Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the Master Fund forgoes principal and interest paid on the mortgage-backed securities.  The Master Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The Master Fund could suffer a loss if the contracting party fails to perform the future transaction and the Master Fund is therefore unable to buy back the mortgage-backed securities it initially sold. The Master Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the Master Fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and must be within industry-accepted “good delivery” standards.

The Master Funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Master Fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the Master Fund’s portfolio securities decline while the Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The Master Funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the Master Funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the Master Funds may sell such securities.

Repurchase Agreements   Certain Master Funds may enter into repurchase agreements under which the Master Fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price.  Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the Master Fund that is collateralized by the security purchased.  Repurchase agreements permit the Master Funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Master Funds’ custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by CRMC. The Master Funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by CRMC. If the seller under the repurchase agreement defaults, the Master Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Master Fund may be delayed or limited.

U.S. Government Obligations  U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

• U.S. Treasury Securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

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• Federal Agency Securities Backed by “Full Faith and Credit” — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other Federal Agency Obligations  Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”).  Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the Master Fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the Master Fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-Through Securities   Certain Master Funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

• Mortgage-Backed Securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary

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with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.  In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

• Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the Master Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Master Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Master Fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities. A Master Fund’s current practice is to invest primarily in ARMS issued by U.S. government sponsored entities.

• Collateralized Mortgage Obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

• Commercial Mortgage-Backed Securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

• Asset-Backed Securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets

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also may make prepayments that can change effective maturities of the asset-backed securities.  These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and Rights   Certain Master Funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Depositary Receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated.  EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated.  GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated.  Depositary receipts represent and may be converted into the underlying foreign security.

Inflation-Linked Bonds   Certain Master Funds may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers. If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (TIPS), currently the only inflation linked security that is issued by the U.S. Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond, this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price index and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation protected securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected securities. There can be no assurance, however, that the value of inflation protected securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

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The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation protected securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real Estate Investment Trusts   Certain Master Funds may invest in securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and Floating Rate Obligations  The interest rates payable on certain securities in which certain of the Master Funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Cash and Cash Equivalents   The Master Funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

“Floating rate obligations” have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). CRMC considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

Restricted or Illiquid Securities   Certain Master Funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the Master Funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Master Funds’ board of trustees, taking into account

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factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. A Master Fund may incur certain additional costs in disposing of illiquid securities.

Loan Assignments and Participations  Certain Master Funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default. Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Master Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Master Fund is committed to advance additional funds, the Master Fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Master Fund’s only recourse will be against the collateral securing the DIP financing.

CRMC generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general.  CRMC generally chooses not to receive this information. As a result, CRMC may be at a disadvantage compared to other investors that may receive such information.  CRMC’s decision not to receive material, non-public information may also impact CRMC’s ability to assess a borrower’s requests for amendments or waivers to provisions in the loan agreement. However, CRMC may on a case-by-case basis decide to receive such information when it deems prudent. In these situations CRMC may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

A Master Fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When a Master Fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The Master Fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Master Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.  Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the Master Fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A Master Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Master Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the Master Fund may not directly benefit from any collateral supporting the loan in which it has purchased the

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participation and the Master Funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the Master Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Master Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the Master Fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Master Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Master Funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Reverse Repurchase Agreements   Certain Master Funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a Master Fund and its agreement to repurchase the security at a specified time and price. Each Master Fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a Master Fund. The use of reverse repurchase agreements by a Master Fund creates leverage which increases the Master Fund’s investment risk. As a Master Fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Master Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a Master Fund’s earnings or net asset value would decline faster than otherwise would be the case.

Maturity  There are no restrictions on the maturity compositions of the portfolios of certain Master Funds. Certain Master Funds invest in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Interest rate swaps  Certain Master Funds may enter into interest rate swaps in order to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the Master Fund or a portion of the Master Fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other rate changes based on changes in a designated interest rate benchmark such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, a Master Fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The Master Fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by a fund’s investment adviser. To the extent the Master Funds enter into bilaterally negotiated swap transactions, the Master Funds will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, a fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years, and as a result, certain swaps may be less liquid than others.

Exchange-Traded Funds (ETF)  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF

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may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  A Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Diversification  Master Global Bond Fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a “diversified” investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund’s investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the Code applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes”.)

Disclosure of Fund Portfolio Holdings  The Board of Trustees of each Fund has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds’ various service providers. However, under the master-feeder structure, each Fund’s sole portfolio holding, other than cash or cash equivalents, is shares of its corresponding Master Fund, and so long as each Fund operates under the master-feeder structure, each Fund will only disclose its holdings of its corresponding Master Fund. As long as the Funds invest all of their assets in the Master Funds, they will be subject to the Master Funds’ policies and procedures regarding the disclosure of portfolio holdings.  If a Fund withdraws from the master/feeder structure, the Fund will be subject to the following policies and procedures regarding the disclosure of portfolio holdings, which currently apply to all other HVIT Funds (“HVIT Funds”).

Each of the other HVIT Funds will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the HVIT Funds’ website at www.[          ].com no earlier than 25 calendar days after the end of each month.

Each other HVIT Fund also will publicly disclose on its web site its largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) no earlier than 15 calendar days after the end of each month, except that if the HVIT Fund is a “balanced fund” or “multi asset” fund (i.e., a fund that invests in both equity and fixed income securities), the HVIT Fund will publicly disclose its largest ten fixed income holdings and largest ten equity holdings (and the percentage invested in each holding).

Each other HVIT Fund, the HVIT Fund’s investment manager, and the HVIT Fund’s distributor (collectively, “Hartford”) also may confidentially or publicly disclose portfolio holdings on a more frequent basis if approved by the HVIT Fund’s Chief Compliance Officer (“CCO”) and at least one other HVIT Fund officer in accordance with the HVIT Fund’s disclosure policy.

Portfolio holdings are disclosed to the HVIT Funds’ custodian, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with HVIT Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the HVIT Funds.  Portfolio holdings may also be disclosed to persons assisting an HVIT Fund or its investment manager in the voting of proxies and to the HVIT Fund’s bank lenders.  In connection with managing an HVIT Fund, such HVIT Fund’s investment manager may disclose the HVIT Fund’s portfolio holdings to third-party vendors that provide analytical systems services to the HVIT Fund’s investment manager on behalf of the HVIT Fund and to certain third party industry information vendors, institutional investment consultants and asset

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allocation service providers.  With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements.  From time to time, an HVIT Fund may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.

The HVIT Funds and other funds sponsored by affiliates of Hartford Investment Management (collectively, the “Hartford Life Affiliated Funds”) have entered into ongoing arrangements to disclose portfolio holdings to the following entities:

Accenture, LLP

BlackRock Financial Management, Inc.

Brown Brothers Harriman & Co.

CADIS Software Limited

Class Action Claims Management

Cleartelligence, Inc.

Compliance11

Confluence Technologies

Deloitte & Touche LLP (each Fund’s Independent Registered Public Accounting Firm)

FactSet Research Systems Inc.

First Resource Group

Glass, Lewis & Co.

Interactive Data Corporation

Investment Technology Group, Inc.

J.P. Morgan Chase

J.P. Morgan Securities, Inc.

Lipper Inc.

Markit WSO Corporation

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Quantitative Services Group, LLC

SS&C Technologies, Inc.

State Street Bank and Trust Company (each Fund’s custodian)

State Street Investment Management Solutions

SunGard Expert Solutions

Synthesis Technology

TerraNua U.S. Corp.

TATA Consulting

Wolters Kluwer Financial Services

Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days) in order to fulfill its obligations to the Hartford Life Affiliated Funds.  Portfolio holdings are disclosed on a daily basis to BlackRock Financial Management, Inc., Brown Brothers Harriman & Co., Compliance11, FactSet Research Systems Inc.,

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Glass Lewis & Co., Investment Technology Group, Inc. (for certain Hartford Life Affiliated Funds), J.P. Morgan Chase, Markit WSO Corporation (for certain Hartford Life Affiliated Funds), Quantitative Services Group, SS&C Technologies, Inc., State Street Bank and Trust Company, State Street Investment Management Solutions, SunGard Expert Solutions and TerraNua U.S. Corp.  Portfolio holdings are disclosed on a weekly basis to Investment Technology Group, Inc., (for certain Hartford Life Affiliated Funds) with no lag time.  Portfolio holdings are disclosed to J.P. Morgan Securities, Class Action Claims Management, Synthesis Technology and Wolters Kluwer Financial Services on a monthly basis, with lag times of five calendar days, two days, five days, and two days, respectively.  Portfolio holdings are disclosed to Confluence Technologies, Interactive Data Corporation, Merrill Lynch, Pierce, Fenner & Smith Incorporated and Synthesis Technology on a quarterly basis, with lag times of three, three, five and twelve business days, respectively. Portfolio holdings are disclosed to Accenture, LLP, CADIS Software Limited, Cleartelligence, Inc., First Resource Group and TATA Consulting periodically, as needed, with no delay.  Portfolio holdings are disclosed to the Hartford Life Affiliated Funds’ independent registered public accounting firm(s) at least annually and otherwise upon request as necessary to enable the Hartford Life Affiliated Funds’ independent registered public accounting firm(s) to provide services to the Hartford Life Affiliated Funds, with no lag time.  Additionally, when purchasing and selling its portfolio securities through broker-dealers, requesting bids on securities or obtaining price quotations on securities, the Hartford Life Affiliated Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.

Additionally, Hartford may provide oral or written information (“portfolio commentary”) about an HVIT Fund, including, but not limited to, how the HVIT Fund’s investments are divided among (i) various sectors, industries and countries, (ii) value and growth stocks and small, mid and large-cap stocks, (iii) stocks, bonds, currencies and cash and, as applicable, (iv) types of bonds, bond maturities, bond coupons and bond credit quality ratings.  This portfolio commentary may also include information on factors that contributed to an HVIT Fund’s performance, including these relative weightings. Hartford may also provide oral or written information (“statistical information”) about various financial characteristics of an HVIT Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information. This portfolio commentary and statistical information about an HVIT Fund may be based on the HVIT Fund’s most recent quarter-end portfolio, month-end or on some other interim period. Portfolio commentary and statistical information may be available on the HVIT Funds’ website or may be provided to members of the press, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers or current or potential shareholders in a Fund or their representatives.  The content and nature of the information provided to each of these persons may differ.

Hartford has implemented procedures reasonably designed to ensure that (1) any disclosure of an HVIT Fund’s portfolio securities is made pursuant to a practice or arrangement approved in accordance with the policy; (2) personnel who are in a position to disclose HVIT Fund portfolio holdings are appropriately trained to comply with the HVIT Funds’ policies regarding the disclosure of portfolio holdings; and  (3) each approved disclosure arrangement or practice is documented by the HVIT Funds’ Chief Compliance Officer or his/her designee and includes a duty on the recipient not to trade on the non-public information.

In no event will Hartford or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of HVIT Fund portfolio holdings.

The HVIT Funds’ Chief Compliance Officer is responsible for addressing conflicts of interest between the interests of an HVIT Fund’s shareholders, on the one hand, and the interests of an HVIT Fund’s investment manager, principal underwriter, or any affiliated person of an HVIT Fund, its investment manager or its principal underwriter, on the other. Every violation of the portfolio holdings disclosure policy must be reported to the HVIT Funds’ Chief Compliance Officer.

The Board of Trustees of the HVIT Funds review and approve the HVIT Funds’ policy on disclosure of portfolio holdings.  The Chief Compliance Officer for the HVIT Funds’ investment manager will provide summaries of all newly approved arrangements and report exceptions to and material violations of this policy to the Board of Trustees of the HVIT Funds.  There can be no assurance, however, that the HVIT Funds’ portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

Disclosure of Master Fund Portfolio Holdings   CRMC, on behalf of the Master Funds, has adopted policies and procedures with respect to the disclosure of information about the Master Funds’ portfolio securities.  These policies and

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procedures have been reviewed by the Master Funds’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Master Funds’ chief compliance officer.

Under these policies and procedures a complete list of portfolio holdings of each Master Fund available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (americanfunds.com/afis)  no earlier than the 10th day after such calendar quarter.  In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the Master Fund as permitted by applicable regulations.  Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The Master Funds’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with CRMC or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a Master Fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Each Master Fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the Master Funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the Master Funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the sub-adviser of the American Funds Insurance Series Managed Risk Funds. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research. Information on certain portfolio characteristics of the Master Funds are also provided to the insurance companies and the sub-adviser of the American Funds Insurance Series Managed Risk Funds each business day.

Affiliated persons of the Master Funds, including officers of the Master Funds and employees of CRMC and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable.  For more information on these restrictions and limitations, please see the “Code of ethics” section in the Master Funds’ statement of additional information and CRMC’s Code of Ethics.  Third-party service providers of the Master Funds and other entities, as described in the Master Funds’ statement of additional information, receiving such information are subject to confidentiality obligations.  When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Master Funds, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only.  None of the Master Funds, CRMC or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to policies adopted by the Master Funds’ board of trustees, the authority to disclose a Master Fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of CRMC.  In exercising their authority, the committees determine whether disclosure of information about the Master Funds’ portfolio securities is appropriate and in the best interest of Master Fund shareholders.  CRMC has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings.  For example, CRMC’s Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions.  In addition, CRMC believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain Master Fund service providers and other third

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parties for legitimate business and Master Fund oversight purposes) helps reduce potential conflicts of interest between Master Fund shareholders and CRMC and its affiliates.

CRMC and its affiliates provide investment advice to clients other than the Master Funds that have investment objectives that may be substantially similar to those of the Master Funds. These clients also may have portfolios consisting of holdings substantially similar to those of the Master Funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Master Fund’s investment adviser or the Master Funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

PORTFOLIO TURNOVER

During the fiscal years ended December 31, 2013 and December 31, 2012, the portfolio turnover rate for each Master Fund was as follows:

Master Fund	2013	2012
Master Asset Allocation Fund	74%	61%
Master Blue Chip Income and Growth Fund	30%	36%
Master Bond Fund(1)	354%	253%
Master Global Bond Fund	213%	160%
Master Global Growth Fund(2)	39%	22%
Master Global Growth and Income Fund	31%	30%
Master Global Small Capitalization Fund	36%	40%
Master Growth Fund	19%	21%
Master Growth-Income Fund(3)	19%	25%
Master International Fund	21%	29%
Master New World Fund(2)	43%	32%

(1) The increase in the portfolio turnover rate is largely attributable to mortgage dollar roll transactions, which are accounted for as purchase and sale transactions.

(2) The increase in portfolio turnover was due to an increase in trading activities during the period.

(3) The decrease in portfolio turnover was due to a decrease in trading activities during the period.

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FUND MANAGEMENT

The Board of Trustees and officers of the Trust, their business addresses, principal occupations for at least the past five years and years of birth are listed in the tables below.  The Trust’s Board of Trustees (i) provides broad supervision over the affairs of the Trust and the HVIT Funds and (ii) elects officers who are responsible for the day-to-day operations of the HVIT Funds and the execution of policies formulated by the Board of Trustees.   The first table below provides information about those trustees who are deemed not to be “interested persons” of the Trust, as that term is defined in the 1940 Act (i.e., “non-interested trustees”), while the second table below provides information about the Trust’s “interested” trustee and the Trust’s officers.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE TRUST	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
PAUL BRAVERMAN (1949) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee	Since 2014	Mr. Braverman is a private investor. He was a Partner and Chief Financial Officer of Wellington Management Company, LLP until 2007. He currently serves as a board member at Aesir Capital Management and Claren Road Asset Management, investment advisory firms, MPAM USS Credit Fund, a Cayman private fund, and the New England Conservatory.	13	Mr. Braverman currently serves as Director of Courier Corporation and as an Independent Trustee of GMO Trust (December 2008 to present) (54 funds overseen).

MARK OSTERHELD (1955) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee	Since 2014	Mr. Osterheld is a private investor. Mr. Osterheld was Vice President of Treasury Oversight at Fidelity Investments until 2013.	13	None.

VANESSA WILSON (1959) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee	Since 2014	Ms. Wilson is Chief Financial Officer and Managing Director of Golden Seeds LLC, a venture capital firm. Ms. Wilson worked for Deutsche Bank Securities until 2007, where she was a Managing Director and an equity research analyst.	13	Ms. Wilson currently serves as Director of Protective Life Corporation.

*          Term of Office: Each trustee may serve until his or her successor is elected and qualifies.

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OFFICERS AND INTERESTED TRUSTEES

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE TRUST	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

BRION JOHNSON** (1960) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee and Chairman of the Board	Since 2014	Mr. Johnson serves as President of Hartford Investment Management. From 2011 to 2012, Mr. Johnson served as a Managing Director, Chief Financial Officer and Head of Strategy and Development for Hartford Investment Management. Prior to joining Hartford Investment Management, Mr. Johnson served as Managing Member of Shoreline Arts and Publishing, LLC, a publishing and marketing business. From 2001 to 2008, Mr. Johnson was Executive Vice President and Head of Portfolio Management of PPM America, an affiliate of Prudential, plc.	13	None.

HUGH WHELAN** (1960) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee	Since 2014	Mr. Whelan is a private investor. Mr. Whelan was the Head of Quantitative Equities and Interim President of Hartford Investment Management until 2012. Prior to joining Hartford Investment Management, Mr. Whelan was the Head of Quantitative Equities at ING Investment Management from 2001 to 2005.	13	None.

MICHAEL BELL (1969) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Treasurer	Since 2014	Mr. Bell currently serves as Senior Vice President and Chief Financial Officer of Hartford Investment Management.	N/A	N/A

ROBERT	Chief	Since	Mr. Lewton currently	N/A	N/A

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NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE TRUST	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
LEWTON (1971) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Compliance Officer	2014	serves as Chief Compliance Officer of Hartford Investment Management Company. Prior to 2010, he served as Senior Counsel in the Investment Law Group at Hartford Investment Management Company.

BRENDA PAGE (1965) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Secretary	Since 2014	Ms. Page currently serves as Vice President and Assistant General Counsel of The Hartford and Director of the Investment Law Group of Hartford Investment Management.	N/A	N/A

MATTHEW POZNAR (1959) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	President	Since 2014	Mr. Poznar currently serves as an Executive Vice President in the General Account Portfolio Management Group of Hartford Investment Management.	N/A	N/A

*                   Term of Office: Each officer and Trustee may serve until his or her successor is elected and qualifies.

**              “Interested person”, as defined in the 1940 Act, of the Company because of the person’s affiliation with, or equity ownership of, Hartford Investment Management or affiliated companies.

BOARD OF TRUSTEES.  The Trust has a Board of Trustees.  The Board is responsible for oversight of the Funds.  The Board elects officers who are responsible for the day to day operations of the Funds.  The Board oversees the investment manager and the other principal service providers of the Funds.  The Board currently holds four regularly scheduled meetings throughout each year.  In addition, the Board may hold special meetings at other times either in person or by telephone.  As described in more detail below, the Board has established one standing committee that assists the Board in fulfilling its oversight responsibilities:  the Audit Committee.

The Board is chaired by an Interested Trustee (the “Chairman”) and does not have a lead independent Trustee.  Given that the Trust is a newly-formed entity, the Board has determined that the Chairman being an Interested Trustee is appropriate for the Trust at this stage, and that there is no need to appoint a lead independent Trustee to facilitate the operations of the Board.  The Chairman (i) presides at Board meetings and participates in the preparation of agendas for the meetings, (ii) acts as a liaison with the Funds’ officers, investment manager and other trustees between meetings and (iii) coordinates Board activities and functions with the Chairman of the Audit Committee.  The Chairman may also perform such other functions as may be requested by the Board from time to time.  The Board has determined that the Board’s leadership and committee structure is appropriate because it provides structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment.  In addition, the committee structure permits an efficient allocation of responsibility among Trustees.

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The Board oversees risk as part of its general oversight of the Funds and risk is addressed as part of various Board and Committee activities.  The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks.  The Funds’ officers and service providers, which are responsible for the day to day operations of the Funds, implement risk management in their activities.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds, and that it is not possible to develop processes and controls to eliminate all risks and their possible effects.  The Audit Committee plays a lead role in receiving reports from management regarding risk assessment and management.  The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and valuation risks.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

STANDING COMMITTEES.  The Board of Trustees has established an Audit Committee.

The Audit Committee currently consists of the following non-interested trustees: Paul Braverman, Mark Osterheld and Vanessa Wilson.  Mr. Osterheld serves as Chairman of the Audit Committee.  The Audit Committee (i) oversees the HVIT Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assists the Board of Trustees in its oversight of the qualifications, independence and performance of the HVIT Funds’ independent registered public accounting firm; the quality, objectivity and integrity of the HVIT Funds’ financial statements and the independent audit thereof; and the performance of the HVIT Funds’ internal audit function, and (iii) acts as a liaison between the HVIT Funds’ independent registered public accounting firm and the respective full Board.  The HVIT Funds’ independent registered accounting firm reports directly to the Audit Committee, and the Audit Committee regularly reports to the Board of Trustees.

As the Trust is new, during the past fiscal year, the Audit Committee held no meetings.

TRUSTEE QUALIFICATIONS.  The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee.

The Board has concluded, based on each trustee’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of other trustees, that each trustee is qualified to serve as a trustee for the HVIT Funds.  Among the attributes and skills common to all trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with management and service providers, and the ability to exercise independent business judgment.  Each trustee’s ability to perform his or her duties effectively has been attained through the trustee’s education and work experience, as well as service as a trustee for other entities.  Set forth below is a brief description of the specific experience of each trustee.  Additional details regarding the background of each trustee is included in the chart earlier in this section.

Paul Braverman.  Mr. Braverman has served as a Trustee of the HVIT Funds since 2014.  Mr. Braverman currently holds board positions with two registered investment advisers, a registered investment company and a private fund, and spent over twenty years serving in numerous management positions at a registered investment adviser, where he had responsibility for issues ranging from governance, finance, and tax to corporate operations, among others.

Mark Osterheld.  Mr. Osterheld has served as a Trustee of the HVIT Funds since 2014.  Mr. Osterheld has many years of experience in the financial services industry, specializing in the areas of auditing, accounting, valuation and risk management.

Vanessa Wilson.  Ms. Wilson has served as a Trustee of the HVIT Funds since 2014.  Ms. Wilson currently serves as managing director for a venture capital firm, overseeing accounting, taxation and compliance for several venture capital funds.  Ms. Wilson also serves on the board of a large public company and serves as the financial expert on the board’s audit committee.  Ms. Wilson has many years of experience in the financial services industry.

Brion Johnson.  Mr. Johnson has served as a Trustee of the HVIT Funds since 2014.  Mr. Johnson currently serves as a Managing Director, Chief Financial Officer and Head of Strategy and Development for Hartford Investment Management.  Mr. Johnson has many years of experience in the insurance and investment management industries.

Hugh Whelan.  Mr. Whelan has served as a Trustee of the HVIT Funds since 2014.  Mr. Whelan has many years of experience in portfolio management, focusing on various equity and asset allocation strategies, including quantitative equities.

Because there were no shares of the HVIT Funds outstanding as of the date of this SAI, the Trustees and officers, as a group, owned 0.00% of the HVIT Funds’ outstanding shares.

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Compensation of Officers and Trustees  The HVIT Funds may pay a portion of the CCO’s compensation, but otherwise do not pay salaries or compensation to any of their officers or trustees who are employed by The Hartford. The chart below sets forth the estimated compensation that will be paid by the Trust to the following trustees for the fiscal year ended December 31, 2014 and certain other information.

Name of Person, Position	Aggregate Compensation From Trust	Pension Or Retirement Benefits Accrued As Part of HVIT Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the HVIT Funds And Fund Complex Paid To Trustees
Paul Braverman, Trustee	$55,000	$0	$0	$55,000
Mark Osterheld, Trustee	$55,000	$0	$0	$55,000
Hugh Whelan, Trustee	$55,000	$0	$0	$55,000
Vanessa Wilson, Trustee	$55,000	$0	$0	$55,000

The Trust’s Agreement and Declaration of Trust provide that the Trust to the fullest extent permitted by applicable law (including applicable federal law) shall indemnify the Trustees and officers of the Fund.

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INVESTMENT MANAGEMENT ARRANGEMENTS

Investment Management Agreement of the Funds  The Trust, on behalf of the Funds, has entered into an investment management agreement with Hartford Investment Management Company (“Hartford Investment Management”).  The agreement provides that Hartford Investment Management, subject to the supervision and approval of the Trust’s Board of Trustees, will be responsible for providing the Funds with investment advisory services, including portfolio management, either directly or with a sub-adviser. The investment management agreement does not require Hartford Investment Management to bear the costs of the Funds’ transfer agent, registrar, and dividend disbursing agent.  In addition, Hartford Investment Management provides certain advisory services and administrative services to the Funds including personnel, services, equipment and facilities and office space for proper operation of the Funds.

Each Fund pays a monthly investment management fee to Hartford Investment Management.  These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of each Fund’s average daily net asset value as follows:

Investment Management Fees*

Fund Name	Annual Rate
HIMCO VIT American Funds Asset Allocation Fund	0.65%
HIMCO VIT American Funds Blue Chip Income and Growth Fund	0.75%
HIMCO VIT American Funds Bond Fund	0.50%
HIMCO VIT American Funds Global Bond Fund	0.75%
HIMCO VIT American Funds Global Growth Fund	1.00%
HIMCO VIT American Funds Global Growth and Income Fund	0.80%
HIMCO VIT American Funds Global Small Capitalization Fund	0.80%
HIMCO VIT American Funds Growth Fund	0.75%
HIMCO VIT American Funds Growth-Income Fund	0.70%
HIMCO VIT American Funds International Fund	0.85%
HIMCO VIT American Funds New World Fund	1.10%

*         Hartford Investment Management has entered into a contractual agreement with the Trust under which it will waive a portion of its advisory fee for each Fund so that the net management fee for each Fund is 0.25% for such time as the Fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Trust.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure unless the Board of Trustees approves a change in or elimination of the waiver.

The following charts show, for each of the last three fiscal years, the amount of advisory fees paid by each of the Predecessor Funds to its investment adviser, Hartford Funds Management Company, LLC (“HFMC”).  Prior to January 1, 2013, HL Investment Advisors, LLC (“HL Advisors”) served as the Predecessor Funds’ investment adviser.  Therefore, investment advisory fees paid prior to January 1, 2013 reflect payments made to HL Advisors.

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	2013
Predecessor Fund	Gross Fees	Fee Waiver	Net Paid
American Funds Asset Allocation HLS Fund	$450,549	$277,261	$173,288
American Funds Blue Chip Income and Growth HLS Fund	$322,813	$215,209	$107,604
American Funds Bond HLS Fund	$1,046,709	$523,354	$523,355
American Funds Global Bond HLS Fund	$214,325	$142,883	$71,442
American Funds Global Growth HLS Fund	$275,508	$206,630	$68,878
American Funds Global Growth and Income HLS Fund	$537,464	$369,507	$167,957
American Funds Global Small Capitalization HLS Fund	$460,208	$316,393	$143,815
American Funds Growth HLS Fund	$2,622,822	$1,748,548	$874,274
American Funds Growth-Income HLS Fund	$1,372,945	$882,609	$490,336
American Funds International HLS Fund	$1,917,501	$1,353,532	$563,969
American Funds New World HLS Fund	$475,626	$367,529	$108,097

	2012
Predecessor Fund	Gross Fees	Fee Waiver	Net Paid
American Funds Asset Allocation HLS Fund	$432,827	$266,356	$166,471
American Funds Blue Chip Income and Growth HLS Fund	$281,327	$187,551	$93,776
American Funds Bond HLS Fund	$1,013,277	$506,639	$506,638
American Funds Global Bond HLS Fund	$313,259	$208,839	$104,420
American Funds Global Growth HLS Fund	$304,100	$228,075	$76,025
American Funds Global Growth and Income HLS Fund	$622,601	$428,038	$194,563
American Funds Global Small Capitalization HLS Fund	$450,189	$309,505	$140,684
American Funds Growth HLS Fund	$2,536,525	$1,691,016	$845,509
American Funds Growth-Income HLS Fund	$1,266,047	$813,888	$452,159
American Funds International HLS Fund	$1,873,173	$1,322,239	$550,934
American Funds New World HLS Fund	$585,806	$452,668	$133,138

	2011
Predecessor Fund	Gross Fees	Fee Waiver	Net Paid
American Funds Asset Allocation HLS Fund	$414,570	$255,120	$159,450
American Funds Blue Chip Income and Growth HLS Fund	$243,918	$162,612	$81,306
American Funds Bond HLS Fund	$1,043,892	$521,946	$521,946
American Funds Global Bond HLS Fund	$315,297	$210,198	$105,099
American Funds Global Growth HLS Fund	$329,693	$247,269	$82,424
American Funds Global Growth and Income HLS Fund	$688,017	$473,012	$215,005
American Funds Global Small Capitalization HLS Fund	$527,627	$362,744	$164,883
American Funds Growth HLS Fund	$2,551,278	$1,700,852	$850,426
American Funds Growth-Income HLS Fund	$1,247,855	$802,194	$445,661
American Funds International HLS Fund	$1,938,260	$1,368,186	$570,074
American Funds New World HLS Fund	$693,652	$536,004	$157,648

Hartford Investment Management also provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of the Funds, and Hartford Investment Management. In consideration of services rendered and expenses assumed pursuant to this agreement, the Funds pay Hartford Investment Management monthly compensation of 0.01% of each Fund’s average daily net assets.

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The following table reflects the amounts that the Predecessor Funds paid to HFMC for fund accounting services for the past three fiscal years.  Prior to January 1, 2013, fund accounting services were provided by Hartford Life.  Therefore, amounts paid prior to January 1, 2013 reflect amounts paid to Hartford Life.

Fund Name	2013	2012	2011
American Funds Asset Allocation HLS Fund	$6,932	$6,658	$6,379
American Funds Blue Chip Income and Growth HLS Fund	$4,305	$3,751	$3,252
American Funds Bond HLS Fund	$20,936	$20,264	$20,880
American Funds Global Bond HLS Fund	$2,858	$4,176	$4,204
American Funds Global Growth HLS Fund	$2,755	$3,041	$3,297
American Funds Global Growth and Income HLS Fund	$6,719	$7,782	$8,601
American Funds Global Small Capitalization HLS Fund	$5,753	$5,627	$6,596
American Funds Growth HLS Fund	$34,974	$33,817	$34,021
American Funds Growth-Income HLS Fund	$19,616	$18,085	$17,828
American Funds International HLS Fund	$22,561	$22,035	$22,805
American Funds New World HLS Fund	$4,324	$5,325	$6,306

Pursuant to the investment management agreement, Hartford Investment Management is not liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which the investment management agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of Hartford Investment Management in the performance of its duties or from its reckless disregard of the obligations and duties under the agreement.

Hartford Investment Management is located at One Hartford Plaza, Hartford, Connecticut 06155, was organized in 1996 and is a wholly owned subsidiary of The Hartford.  Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts.  As of December 31, 2013, Hartford Investment Management had investment management authority over approximately $112.6 billion in assets.

Hartford Investment Management, and its affiliates, may make payments from time to time from their own resources, which may include the management fees paid by the Funds, to compensate broker dealers, financial institutions, and other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

Investment Management Agreement of the Master Funds  Each Master Fund has entered into an Investment Advisory and Service Agreement (each, an “Agreement” and collectively, the “Agreements”) with CRMC.  The Agreements will continue in effect until December 31, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Master Funds’  board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Master Fund, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that CRMC has no liability to the Master Funds for its acts or omissions in the performance of its obligations to the Master Funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).  In addition, the Agreements provide that CRMC may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the Master Funds’ board, pursuant to an agreement between CRMC and such subsidiary. Any such subsidiary adviser will be paid solely by CRMC out of its fees.

As compensation for its services, CRMC receives a monthly fee that is accrued daily, calculated at the annual rates of:

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Master Asset Allocation Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $600 million	0.42%
Next $800 million	0.36%
Next $1 billion	0.32%
Next $2 billion	0.28%
Next $3 billion	0.26%
Next $5 billion	0.25%
Amount over $13 billion	0.244%

Master Blue Chip Income and Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.38%
Amount over $4 billion	0.37%

Master Bond Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.48%
Next $400 million	0.44%
Next $1 billion	0.40%
Next $1 billion	0.38%
Next $2 billion	0.36%
Next $3 billion	0.34%
Amount over $8 billion	0.33%

Master Global Bond Fund

Average Daily Net Assets	Annual Rate
First $1 billion	0.57%
Next $2 billion	0.50%
Amount over $3 billion	0.45%

Master Global Growth Fund*

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Next $2 billion	0.48%
Amount over $5 billion	0.46%

*However, if average daily net assets of Master Global Growth Fund are less than $1.0 billion:

Average Daily Net Assets	Annual Rate
First $500 million	0.58%
Next $500 million	0.48%

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Master Global Growth and Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Amount over $3 billion	0.48%

Master Global Small Capitalization Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.80%
Next $400 million	0.74%
Next $1 billion	0.70%
Next $1 billion	0.67%
Next $2 billion	0.65%
Amount over $5 billion	0.635%

Master Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $400 million	0.45%
Next $1 billion	0.42%
Next $1 billion	0.37%
Next $2 billion	0.35%
Next $3 billion	0.33%
Next $5 billion	0.315%
Next $8 billion	0.30%
Next $6 billion	0.29%
Next $7 billion	0.285%
Amount over $34 billion	0.280%

Master Growth-Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.32%
Next $2.5 billion	0.285%
Next $4 billion	0.256%
Next $2.5 billion	0.242%
Next $4 billion	0.235%
Next $4 billion	0.23%
Next $6 billion	0.225%
Next $7 billion	0.222%
Amount over $34 billion	0.219%

Master International Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.69%
Next $500 million	0.59%
Next $500 million	0.53%
Next $1 billion	0.50%
Next $1.5 billion	0.48%

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Next $2.5 billion	0.47%
Next $4 billion	0.46%
Next $6.5 billion	0.45%
Next $4 billion	0.44%
Amount over $21 billion	0.43%

Master New World Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.85%
Next $500 million	0.77%
Next $500 million	0.71%
Next $1 billion	0.66%
Amount over $2.5 billion	0.62%

In addition to providing investment advisory services, CRMC furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Master Funds, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Master Funds relating to the services furnished by CRMC. The Master Funds will pay all expenses not expressly assumed by CRMC, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with CRMC; association dues; and costs of stationary and forms prepared exclusively for the Master Funds.

CRMC’s total fees for the fiscal years ended December 31, 2013, 2012 and 2011 were:

Fund Name	2013	2012	2011
Master Asset Allocation Fund	$40,591,000	$35,034,000	$32,917,000
Master Blue Chip Income and Growth Fund	$23,881,000	$19,284,000	$18,180,000
Master Bond Fund	$32,622,000	$33,340,000	$36,584,000
Master Global Bond Fund	$13,959,000	$12,893,000	$11,290,000
Master Global Growth Fund	$29,493,000	$26,852,000	$27,891,000
Master Global Growth and Income Fund	$12,017,000	$12,003,000	$12,848,000
Master Global Small Capitalization Fund	$27,187,000	$24,722,000	$26,096,000
Master Growth Fund	$73,985,000	$78,245,000	$86,558,000
Master Growth-Income Fund	$63,617,000	$64,310,000	$64,952,000
Master International Fund	$44,541,000	$44,296,000	$47,532,000
Master New World Fund	$18,795,000	$17,217,000	$17,530,000

For the period ended December 31, 2013, CRMC voluntarily reduced management fees for Master Asset Allocation Fund by $77,000 to the rates provided by its amended Agreement.

PORTFOLIO MANAGERS

CRMC uses a system of multiple portfolio managers in managing Master Fund assets. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio within their research coverage. Portfolio managers and investment analysts may also make investment decisions for other mutual funds advised by CRMC. Because each Fund invests all or substantially all of its assets in a corresponding Master Fund, the information below summarizes the information applicable to the Master Funds’ portfolio managers and investment analysts.

Other Accounts Managed by Master Fund Portfolio Managers

The following tables list the number and types of other accounts managed by the Master Funds’ portfolio managers and assets under management in those accounts as of the end of the Master Funds’ most recently completed fiscal year ended December 31, 2013.

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Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)(1)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)(2)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)(3)
Master Asset Allocation Fund
Alan N. Berro	10	$171.1	None		None
David A. Daigle	5	$138.1	2	$1.72	2	$0.41
Jeffrey T. Lager	2	$141.5	None		None
James R. Mulally	7	$160.6	1	$0.03	None
Eugene P. Stein	2	$141.5	None		None
Master Blue Chip Income and Growth Fund
Christopher D. Buchbinder	1	$69.9	1	$0.02	None
James B. Lovelace	6	$220.8	None		None
James Terrile	2	$170.8	None		None
Master Bond Fund
David C. Barclay	3	$111.1	2	$0.85	8	$3.93
David A. Hoag	5	$122.3	None		None
Thomas H. Hogh	5	$51.3	1	$0.13	1	$0.10
Master Global Bond Fund
Mark H. Dalzell	2	$12.9	None		4(4)	$1.65
Thomas H. Hogh	5	$58.0	1	$0.13	1	$0.10
Marcus B. Linden	3	$34.7	None		None
Robert H. Neithart	8	$71.0	5	$2.60	13(5)	$5.56
Master Global Growth Fund
Isabelle de Wismes	1	$55.9	1	$0.20	None
Jonathan Knowles	3	$204.4	None		None
Steven T. Watson	4	$154.5	None		None
Master Global Growth and Income Fund
Gregg E. Ireland	2	$194.8	1	$0.20	None
Martin Romo	2	$206.6	None		None
Andrew B. Suzman	6	$247.9	1	$0.20	None
Steven T. Watson	4	$158.4	None		None
Master Global Small Capitalization Fund
Mark E. Denning	5	$269.8	1	$0.14	None
J. Blair Frank	3	$189.8	None		None
Claudia P. Huntington	4	$100.9	None		None
Harold H. La	3	$124.0	None		None

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Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)(1)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)(2)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)(3)
Master Growth Fund
Donnalisa Parks Barnum	1	$138.9	None		None
Gregory D. Johnson	3	$209.2	None		None
Michael T. Kerr	2	$206.6	None		None
Ronald B. Morrow	2	$206.6	None		None
Alan J. Wilson	None		None		None
Master Growth-Income Fund
Donald D. O’Neal	2	$208.8	1	$0.34	None
Dylan Yolles	1	$31.9	None		None
J. Blair Frank	3	$169.0	None		None
Claudia P. Huntington	4	$80.1	None		None
William L. Robbins	1	$31.9	None		None
Master International Fund
Sung Lee	3	$208.8	None		None
L. Alfonso Barroso	3	$180.5	1	$0.14	None
Jesper Lyckeus	2	$123.6	None		None
Christopher M. Thomsen	2	$145.8	None		None
Master New World Fund
Carl M. Kawaja	4	$292.5	1	$2.16	None
Nicholas J. Grace	2	$145.8	None		None
F. Galen Hoskin	1	$23.2	1	$2.16	None
Robert H. Neithart	8	$70.9	5	$2.60	13(5)	$5.56

(1)         Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.

(2)         Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

(3)         Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.

(4)         The advisory fee of one of these accounts (representing $0.33 billion in total assets) is based partially on its investment results.

(5)         The advisory fee of two of these accounts (representing $0.40 billion in total assets) is based partially on their investment results.

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Conflicts of Interest between the Master Funds and Other Accounts

CRMC has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of one or more Master Funds and his or her management of other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. CRMC believes that its policies and procedures are reasonably designed to address these issues.

Compensation of Master Fund Portfolio Managers

Portfolio managers and investment analysts are paid competitive salaries by CRMC. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with the greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the relevant Master Fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. CRMC makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation.  The investment results of each of the Master Funds’ portfolio managers may be measured against one or more of the following benchmarks, depending on his or her investment focus:

Master Fund	Benchmark

Master Asset Allocation Fund

S&P 500, Lipper Growth & Income Funds Index, Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Core Bond Funds Average

Master Blue Chip Income and Growth Fund	S&P 500, a custom blend of growth-income, equity-income and growth funds that have significant U.S. equity holdings and have an explicit income objective or focus

Master Bond Fund	Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Core Bond Funds Average

Master Global Bond Fund

Barclays Global Aggregate Bond Index ex-USD, Barclay’s Global Aggregate Index U.S. Dollar, Lipper Global Income Funds Average, JP Morgan Government Bond Index — Emerging Market Global Diversified, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average

Master Global Growth Fund	MSCI All Country World Index, Lipper Global Funds Index

Master Global Growth and Income Fund	MSCI All Country World Index, Lipper Global Funds Index

Master Global Small Capitalization Fund	Lipper Small Cap Growth Funds Index, Lipper

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International Small Cap Funds Index, Lipper Global Small-/Mid-Cap Funds Average, MSCI USA Small Cap Index, MSCI All Country World ex-USA Small Cap Index

Master Growth Fund	S&P 500, MSCI All Country World Index ex-USA, Lipper Growth Funds Index

Master Growth-Income Fund	S&P 500, Lipper Growth & Income Funds Index

Master International Fund	MSCI All Country World ex-USA Index, Lipper International Funds Index

Master New World Fund

MSCI All Country World Index, Lipper Global Funds Index, MSCI Emerging Markets Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, Lipper Emerging Markets Debt Funds Average.

From time to time, CRMC may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Equity Securities Beneficially Owned by Master Fund Portfolio Managers

Shares of the Master Funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The other portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the Master Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Since the Funds invest their assets in the Master Funds, Hartford Investment Management does not currently execute portfolio transactions on behalf of the Funds; however, if Hartford Investment Management or a sub-adviser begins to provide portfolio management services to a Fund, Hartford Investment Management or the sub-adviser would execute portfolio transactions for the Fund pursuant to the following policies and procedures.

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities.  Subject to any policy established by the Trust’s Board of Trustees, Hartford Investment Management is primarily responsible for the investment decisions of each HVIT Fund and the placing of its portfolio transactions. In placing brokerage orders, it is the policy of each HVIT Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While Hartford Investment Management generally seeks reasonably competitive spreads or commissions, the HVIT Funds do not necessarily pay the lowest possible spread or commission.  Hartford Investment Management may direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the HVIT Funds.

Hartford Investment Management generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over the counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, Hartford Investment Management may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions.  Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

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While Hartford Investment Management seeks to obtain the most favorable net results in effecting transactions in an HVIT Fund’s portfolio securities, broker-dealers who provide investment research to Hartford Investment Management may receive orders for transactions from Hartford Investment Management.  Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market.  To the extent consistent with Section 28(e) of the 1934 Act, Hartford Investment Management may cause an HVIT Fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to Hartford Investment Management an amount in respect of securities transactions for the HVIT Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.  Information so received is in addition to and not in lieu of the services required that Hartford Investment Management must perform under the investment advisory agreement.  In circumstances where two or more broker-dealers are equally capable of providing best execution, Hartford Investment Management may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by Hartford Investment Management in its sole discretion.  The management fee paid by an HVIT Fund is not reduced because Hartford Investment Management, or its affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash.  Some of these services are of value to Hartford Investment Management, or its affiliates, in advising various of their clients (including the HVIT Funds), although not all of these services are necessarily useful and of value in managing the HVIT Funds.

To the extent that accounts managed by Hartford Investment Management are simultaneously engaged in the purchase of the same security as an HVIT Fund then, as authorized by the Trust’s Board of Trustees, available securities may be allocated to the HVIT Fund and another client account and may be averaged as to price in a manner determined by Hartford Investment Management to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each HVIT Fund. In some cases, this system might adversely affect the price paid by an HVIT Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an HVIT Fund (for example, in the case of a small issue).

Accounts managed by Hartford Investment Management (or its affiliates) may hold securities held by an HVIT Fund.  Because of different investment objectives or other factors, a particular security may be purchased by Hartford Investment Management for one or more clients when one or more other clients are selling the same security.

Because the Funds do not invest directly in portfolio securities, the Funds do not pay any brokerage commissions.  For information about the brokerage commissions paid by each Master Fund for the last three fiscal years ended December 31, see the Master Funds’ statement of additional information, which is delivered together with this SAI.

FUND EXPENSES

Each Fund pays its own expenses including, without limitation:  (1) expenses of maintaining the Fund and continuing its existence; (2) registration of the Fund under the 1940 Act; (3) auditing, accounting and legal expenses: (4) taxes and interest: (5) governmental fees; (6) expenses of issue, sale, repurchase and redemption of Fund shares: (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund’s principal underwriter, if any, as broker-dealer or agent under state securities laws; (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations thereof; (9) expenses of reports to governmental officers and commissions; (10) insurance expenses; (11) fees, expenses and disbursements of custodians for all services to the Fund; (12) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund; (13) expenses for servicing shareholder accounts; (14) any direct charges to shareholders approved by the trustees of the Fund; (15) compensation and expenses of trustees of the Fund, other than those who are also officers of The Hartford; and (16) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its trustees and officers with respect thereto.

DISTRIBUTION ARRANGEMENTS

Distribution Plan of the Funds

Each Fund’s shares are sold by HIMCO Distribution Services Co. (the “distributor”), a wholly owned subsidiary of The Hartford, on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans.  Each Fund’s shares are also sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

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The Trust, on behalf of the Funds, has adopted a separate distribution plan (the “Plan”) for Class IB shares pursuant to the approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority (“FINRA”) concerning asset based sales charges.

The distributor is authorized by the Trust to receive purchase and redemption orders on behalf of the Funds. The distributor has authorized one or more financial services institutions and/or qualified plan intermediaries to receive purchase and redemption orders on behalf of the Funds, subject to the Funds’ policies and procedures with respect to frequent purchases and redemptions of Fund shares and applicable law. In these circumstances, a Fund will be deemed to have received a purchase or redemption order when an authorized financial services institution and/or qualified plan intermediary receives the order. Orders will be priced at that Fund’s next net asset value computed after the orders are received by an authorized financial services institution and/or qualified plan intermediary and accepted by the Fund. Each Fund’s net asset value is determined in the manner described in that Fund’s prospectus.

Pursuant to the Plan, each Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. The expenses of each Fund pursuant to the Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of each Fund’s average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each Fund’s shares including but not limited to (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts (“Variable Contracts”) investing indirectly in Class IB shares of the Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares of the Fund; (d) expenses relating to the development, preparation, printing, and mailing of Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding the Fund’s investment objectives and policies and other information about the Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Class IB shares of the Fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts.  This Plan is considered a compensation type plan, which means the distributor is paid the agreed upon fee regardless of the distributor’s expenditures.

In accordance with the terms of the Plan, the distributor provides to each Fund, for review by the Trust’s Board of Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made.  In its quarterly review of the Plan, the Board of Trustees reviews the level of compensation the Plan provides.

The Plan was adopted by a majority vote of the Board of Trustees of the Trust, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of each Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan.  Potential benefits that the Plan may provide to the Funds include shareholder servicing, the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets and portfolio liquidations through redemption activity and the ability to sell shares of the Funds through adviser and broker distribution channels.  The Board of Trustees of the Trust believes that there is a reasonable likelihood that the Plan will benefit the Class IB shareholders of each Fund.  Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above.  The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plan must also be approved by the Board of Trustees in the manner described above.  The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of each Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of each Fund affected thereby.  The Plan will automatically terminate in the event of its assignment.

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For the fiscal year ended December 31, 2013, the Class IB Shares of the Predecessor Funds paid the 12b-1 fees listed below.

Predecessor Fund	Class IB
American Funds Asset Allocation HLS Fund	$173,288
American Funds Blue Chip Income and Growth HLS Fund	$107,604
American Funds Bond HLS Fund	$523,354
American Funds Global Bond HLS Fund	$71,442
American Funds Global Growth HLS Fund	$68,877
American Funds Global Growth and Income HLS Fund	$167,957
American Funds Global Small Capitalization HLS Fund	$143,815
American Funds Growth HLS Fund	$874,274
American Funds Growth-Income HLS Fund	$490,336
American Funds International HLS Fund	$563,969
American Funds New World HLS Fund	$108,097

The entire amount of 12b-1 fees listed above was paid as compensation to the distributor. The distributor may remit all or a portion of the entire amount, either directly or indirectly through affiliated insurance companies, to dealers as compensation.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Funds’ shares and/or for the servicing of those shares.

Distribution Plan of the Master Funds

The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the Funds invest.

PURCHASE AND REDEMPTION OF SHARES

For information regarding the purchase or sale (redemption) of Fund shares, see “Purchase and Redemption of Fund Shares” in the Funds’ prospectuses.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend a shareholder’s right of redemption, or postpone payment for a redemption for more than seven days, unless permitted by law, the New York Stock Exchange (“NYSE”) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

DETERMINATION OF NET ASSET VALUE

Net Asset Value of the Funds  The net asset value of each Fund is determined by dividing the value of the Fund’s net assets by the number of shares outstanding.  The net asset value of the Fund is derived from the net asset value of the Master Fund in which the Fund invests.  For more information regarding the determination of net asset value of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see “Net Asset Value of the Master Funds” in this SAI and the Master Fund’s prospectus and statement of additional information.

In the event that the Board of Trustees determines that it is in the best interests of a Fund to withdraw its entire investment in a Master Fund and instead allow Hartford Investment Management to direct the investment/reinvestment of the Fund’s assets directly in securities, then the Fund’s net asset value would be determined in the manner described below.

The net asset value per share (NAV) is determined for each class of an HVIT Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, the “Valuation

43

Time”) on each day that the Exchange is open (the “Valuation Date”).  The HVIT Funds are closed for business and do not price their shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the Exchange.  If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the HVIT Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the HVIT Fund’s NAV in accordance with applicable law.  The net asset value for each class of shares is determined by dividing the value of that HVIT Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the HVIT Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in an HVIT Fund’s portfolio for which market prices are readily available are valued at market value.  If market prices are not readily available or are deemed unreliable, an HVIT Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust.  Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of an HVIT Fund’s portfolio holdings or assets.  In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available.  In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close.  Securities or other instruments that are primarily traded on foreign markets may trade on days that are not business days of the HVIT Funds.  The value of the foreign securities or other instruments in which an HVIT Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the HVIT Fund.  Fair value pricing is subjective in nature and the use of fair value pricing by the HVIT Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded but before the Valuation Time.  There can be no assurance that any HVIT Fund could obtain the fair value assigned to an investment if the HVIT Fund were to sell the investment at approximately the time at which that HVIT Fund determines its NAV.

Fixed income securities (other than short-term obligations and senior floating rate interests) and non-exchange traded derivatives held by an HVIT Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees.  Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions.  Generally, each HVIT Fund may use fair valuation in regards to fixed income positions when an HVIT Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending.  Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.

The investments of HVIT Funds that mature in 60 days or less are generally valued at amortized cost, which approximates market value.  Under the amortized cost method of valuation, an instrument is valued at acquisition cost adjusted by the daily accretion of discount or amortization of premium.  The interest payable at maturity is accrued as income, on a daily basis, over the remaining life of the instrument.  Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio’s investments assuming the instrument’s obligation is paid in full at maturity.

Exchange-traded equity securities shall be valued at the last reported sale price on the exchange on which the security is primarily traded (the “Primary Market”) at the Valuation Time.  If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades at the Valuation Time.  The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. System (“Nasdaq”) or another OTC market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.  For securities traded on the Nasdaq, the HVIT Funds utilize the Nasdaq Official Closing Price, which compares the last trade to the bid/ask range of a security.  If the last trade falls within the bid/ask range, then that price will be the closing price.  If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price.  If the last price is below the bid, the bid will be the closing price.  If it is not possible to determine the last reported sale price or official closing price on the relevant exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time.

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Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV.  As a result, the NAV of an HVIT Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the HVIT Fund.

Exchange traded options contracts on securities, currencies, indices, futures contracts, commodities and other instruments shall be valued at their last reported sales price at the Valuation Time on the Primary Market on which the instrument is traded.  If the instrument did not trade on the Primary Market, it may be valued at the last reported sales price at the Valuation Time on another exchange or market where it did trade.  If it is not possible to determine the last reported sale price on the Primary Market or another exchange or market at the Valuation Time or if the last trade price does not fall between the bid and ask prices, the value of the instrument shall be taken to be the mean between the most recent bid and asked prices on such exchange or market at the Valuation Time.  Absent both bid and asked prices on such exchange, the bid price may be used.  In the case of OTC options that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional and volatility or other special adjustments.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively.  If a settlement price is not available, the futures contracts will be valued at the most recent trade price as of the Valuation Time.  If there were no trades on the valuation day, the contract shall be valued at the mean of the closing bid/ask prices as of the Valuation Time.  Absent both bid and asked prices on such exchange, the bid price may be used.

A forward currency contract shall be valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the foreign currency exchange rate and the forward currency rate.  Foreign currency exchange rates and forward currency rates are obtained from an independent pricing service on the valuation date.

Swaps shall be valued using a custom interface from an independent pricing service.  If a swap cannot be valued through an independent pricing service, Bloomberg will be used to calculate a value based upon inputs from the terms of the deal.  Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Board of Trustees of the Trust.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market.  If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument.  In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Board of Trustees of the Trust.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

Financial instruments for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Board of Trustees of the Trust.

Net Asset Value of the Master Funds  All portfolio securities of the Master Funds are valued, and the net asset value per share for each share class are determined, as follows:

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more independent pricing vendors.  The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

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CRMC performs certain checks on these prices prior to calculation of a Master Fund’s net asset value.  When CRMC deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by CRMC.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day.  Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more independent pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the Master Fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by CRMC are valued at fair value as determined in good faith under policies approved by the Master Funds’ board.  Subject to board oversight, the Master Funds’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by CRMC.  The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations.  As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by CRMC, are valued in good faith by the valuation committee based upon what the Master Fund might reasonably expect to receive upon their current sale.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.  The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the “fair value” to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.  The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable Master Fund portfolios outside the United States.  Securities owned by these Master Funds trade in markets that open and close at different times, reflecting time zone differences.  If significant events occur after the close of a market (and before these Master Funds’ net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.  Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares of a Master Fund represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges.  Expenses attributable to the Master Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.  Expenses directly attributable to a class of shares are borne by that class of shares.  Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

CAPITALIZATION AND VOTING RIGHTS

Capital Stock  The Board of Trustees is permitted to create additional HVIT Funds in the Trust and to create additional classes of the HVIT Funds. The shares of each class represent an interest in the same portfolio of investments of the HVIT Funds and have equal rights as to voting, redemption, and liquidation.  However, each class bears different expenses and therefore the net asset values of the classes and any dividends declared may differ between the classes.

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Share Classes  Under the Funds’ multi-class plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its “Class Expenses;” (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as “Class Expenses” by the Trust’s Board of Trustees are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

Voting  Each shareholder is entitled to one vote for each share of the Funds held upon all matters submitted to the shareholders generally.  Most of the shares of the Funds are held of record by insurance companies.  The insurance companies will generally vote Fund shares pro rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Funds.  It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Matters in which the interests of all the HVIT Funds in the Trust are substantially identical (such as the election of trustees or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Trust without regard to the separate HVIT Funds.  Matters that affect all or several HVIT Funds, but where the interests of the HVIT Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HVIT Fund for their HVIT Fund.  Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund.  Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

Other Rights  Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or conversion rights.  Upon liquidation of a Fund, the shareholders of that Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” the Fund within the meaning of the 1940 Act.  As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders.

As of May 27, 2014, the officers and trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of any Fund.

Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all Fund shares held in separate accounts of Hartford Life or its affiliates (such shares are held for the benefit of contract holders and policy owners).  As of May 27, 2014, the following persons held of record or (to the knowledge of the Funds) beneficially 5% or more of outstanding shares of the following Funds:

Fund, Shareholder Name and Address	Class IB Percent
American Funds Asset Allocation HLS Fund
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT	24.27%
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT	75.73%
American Funds Blue Chip Income and Growth HLS Fund
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT	84.93%
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT	15.07%
American Funds Bond HLS Fund
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT	87.00%
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT	13.00%

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Fund, Shareholder Name and Address	Class IB Percent
American Funds Global Bond HLS Fund
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT	18.81%
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT	81.19%
American Funds Global Growth HLS Fund
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT	86.43%
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT	13.57%
American Funds Global Growth and Income HLS Fund
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT	77.72%
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT	22.28%
American Funds Global Small Cap HLS Fund
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT	84.46%
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT	15.54%
American Funds Growth HLS Fund
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT	17.48%
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT	82.52%
American Funds Growth-Income HLS Fund
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT	16.63%
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT	83.37%

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Fund, Shareholder Name and Address	Class IB Percent
American Funds International HLS Fund
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT	82.72%
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT	17.28%
American Funds New World HLS Fund
HARTFORD LIFE & ANNUITY* SEPARATE ACCOUNT IANN REG HARTFORD CT	80.05%
HARTFORD LIFE INSURANCE CO SEPARATE ACCT IANN REG HARTFORD CT	19.95%

* May be deemed to control the Predecessor Fund because it owned beneficially more than 25% of the outstanding shares of the Predecessor Fund

TAXES

Federal Tax Status of the Funds

The following discussion of the federal tax status of the HVIT Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.  Tax law is subject to change by legislative, administrative or judicial action.

Each HVIT Fund is treated as a separate taxpayer for federal income tax purposes.  The Trust intends for each HVIT Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), and to qualify as a regulated investment company each year.  If an HVIT Fund:  (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders an amount at least equal to the sum of: (i) 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains); and (ii) 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each HVIT Fund to do, then under the provisions of Subchapter M, the HVIT Fund would not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or is treated as having been distributed to shareholders).

An HVIT Fund must meet several requirements to maintain its status as a regulated investment company.  These requirements include the following:  (1) at least 90% of the HVIT Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the HVIT Fund’s taxable year, (a) at least 50% of the value of the HVIT Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the HVIT Fund’s assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the HVIT Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the HVIT Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

Unless seed capital exceeds the amounts specified in the Internal Revenue Code, the HVIT Funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year, if the HVIT Funds’ only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, certain qualified retirement plans and certain tax-exempt entities. If the HVIT Funds are subject to the 4% federal excise tax, each Fund generally must distribute in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income (taking into account certain deferrals and elections) for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the “excise tax avoidance requirements”).

Each of the HVIT Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts.  Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the HVIT Funds which meets certain additional requirements.  These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which an HVIT Fund may invest.  In order to comply with future requirements of Section 817(h) (or related provisions of the Code), an HVIT Fund may be required, for example, to alter its investment objectives.  In addition, certain HVIT Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws.  If HVIT Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected HVIT Funds may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for contract owners with premiums allocated to the affected HVIT Funds.

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The 817(h) requirements place certain limitations on the percentage of assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer.  These limitations apply to how much of each HVIT Fund’s assets may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:

no more than 55% of an HVIT Fund’s total assets may be represented by any one investment;

no more than 70% by any two investments;

no more than 80% by any three investments; and

no more than 90% by any four investments.

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gains earned by an HVIT Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source.  In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more.  The United States has entered into tax treaties with many foreign countries that may entitle the HVIT Funds to a reduced rate of tax or exemption from tax on this related income and gains.  The effective rate of foreign tax cannot be determined at this time since the amount of these HVIT Funds’ assets to be invested within various countries is not now known.  The Trust intends that the HVIT Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.  Owners of variable life insurance and variable annuity contracts investing in such an HVIT Fund bear the costs of any foreign tax, but are not able to claim a foreign tax credit or deduction for these foreign taxes.

Any gains derived from short sales will generally be taxed as short-term capital gains that would be taxed to shareholders on distributions as ordinary income.

An HVIT Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the HVIT Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the HVIT Fund and defer losses of the HVIT Fund.  These rules:  (1) could affect the character, amount and timing of distributions to shareholders of the HVIT Fund, (2) could require such an HVIT Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the HVIT Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above.  The Trust seeks to monitor transactions of each HVIT Fund, seek to make the appropriate tax elections on behalf of the HVIT Fund and seek to make the appropriate entries in the HVIT Fund’s books and records when the HVIT Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

If for any taxable year an HVIT Fund fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders).  In addition, if for any taxable year an HVIT Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HVIT Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Likewise, if an HVIT Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HVIT Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Accordingly, compliance with the above rules is carefully monitored by the HVIT Funds’ investment adviser and each HVIT Fund intends to comply with these rules as they exist or as they may be modified from time to time.  Compliance with the tax requirements described above may result in lower total return for an HVIT Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the HVIT Fund’s investment sub-adviser might otherwise select.

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As of December 31, 2013, each of the Predecessor Funds had zero capital loss carryforwards.

If an HVIT Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that HVIT Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the HVIT Fund is timely distributed to its shareholders.  The HVIT Fund would not be able to pass through to its shareholders any credit or deduction for such a tax.  As a result, owners of variable life insurance contracts and variable annuity contracts investing in such HVIT Funds would bear the cost of these taxes and interest charges.  Certain elections may, if available, ameliorate these adverse tax consequences, but any such election may require the applicable HVIT Fund to recognize taxable income or gain without the concurrent receipt of cash.  Any HVIT Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by an HVIT Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.  Any such transactions that are not directly related to an HVIT Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the HVIT Fund must derive at least 90% of its annual gross income.

Pay-in-kind instruments (“PIKs”) are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

Each HVIT Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the HVIT Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash.  However, because an HVIT Fund must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HVIT Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in an HVIT Fund generally are not subject to federal income tax on HVIT Fund earnings or distributions or on gains realized upon the sale or redemption of HVIT Fund shares until they are withdrawn from the contract or plan.  For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.  For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

CUSTODIAN

Portfolio securities of the HVIT Funds are held pursuant to a Custodian Agreement between the Trust and State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111.

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TRANSFER AGENT

State Street Bank and Trust Company serves as Transfer and Dividend Disbursing Agent for the HVIT Funds.  The transfer agent issues and redeems shares of the HVIT Funds and disburses any dividends declared by the HVIT Funds.  For its services, the transfer agent is reimbursed for out-of-pocket expenses and other costs associated with the services it provides to the HVIT Funds, including costs invoiced by sub-contractors.  Hartford Investment Management and its affiliates may pay, out of their own assets, compensation to third-party administrators for recordkeeping and other administrative services.

DISTRIBUTOR

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, an affiliate of Hartford Investment Management, acts as the HVIT Funds’ distributor.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP (“Deloitte”) serves as the Trust’s Independent Registered Public Accounting Firm for the fiscal year ended December 31, 2014.  Deloitte is principally located at 185 Asylum Street, 32nd Floor, Hartford, CT 06103-3402.

CODE OF ETHICS

Each Fund, Hartford Investment Management and HDS has each adopted a code of ethics designed to protect the interests of each of the Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

FINANCIAL STATEMENTS

The audited financial statements for the Funds and related report of the Trust’s independent registered public accounting firm will be available in the Trust’s annual report once the Funds have completed their first annual fiscal period.

The Predecessor Funds’ audited financial statements for the fiscal year ended December 31, 2013, together with the notes thereto, and the report of [                   ], the Predecessor Funds’ Independent Registered Public Accounting Firm, are incorporated by reference from each Predecessor Funds’ Annual Report for the fiscal year ended December 31, 2013 into this SAI (meaning such documents are legally a part of this SAI) and are on file with the SEC.  The Predecessor Funds’ Annual Reports are available without charge by calling the Predecessor Funds at 1-800-862-6668 or by visiting the Predecessor Funds’ website at www.hartfordfunds.com/hlsprospectus or on the SEC’s website at www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

If a Fund is solicited for votes by its Master Fund, the Fund will either (i) seek instructions from the shareholders of the Fund and vote on the matter in accordance with such instructions, or (ii) vote the shares of a Master Fund held by the Fund in the same proportion as the vote of all other holders of shares of such Master Fund.  Proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Funds’ proxy voting policies and procedures, which are described in the Master Funds’ SAI.

The following procedures apply only if a Fund is removed from the master/feeder structure.  The Board of Trustees believes that the voting of proxies with respect to securities held by a Fund is an important element of the overall investment process. The Funds have delegated the responsibility to vote such proxies to the Funds’ investment manager subject to the continuing oversight of the Board of Trustees. Proxies will be voted pursuant to the investment manager’s proxy voting policies and procedures.

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APPENDIX A

The credit rating information which follows describes how the credit rating services mentioned presently rate the described securities or loans. No reliance is made upon the credit rating firms as “experts” as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

The Master Funds currently intend to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings.  If rating agencies differ, securities are considered to be in the highest rating category.

RATING OF BONDS

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”)

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are subject to moderate credit risk, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B are considered speculative and subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing and subject to very high credit risk. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing. They are typically in default.

STANDARD AND POOR’S CORPORATION (“STANDARD & POOR’S”)

AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as having significant speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

MOODY’S

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•                  Leading market positions in well-established industries.

•                  High rates of return on funds employed.

•                  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime (NP) do not fall within any of the Prime rating categories.

STANDARD & POOR’S

The relative strength or weakness of the following factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

•        Liquidity ratios are adequate to meet cash requirements.

Liquidity ratios are basically as follows, broken down by the type of issuer:

•      Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

•      Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

•      Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

•        The long-term senior debt rating is “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB”.

•        The issuer has access to at least two additional channels of borrowing.

•        Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

•        Typically, the issuer’s industry is well established and the issuer has a strong position within its industry.

•        The reliability and quality of management are unquestioned.

RATING OF TAX EXEMPT BONDS

STANDARD & POOR’S RATINGS SERVICES. Its ratings for municipal debt have the following definitions:

Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

Debt rated “A” has a capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated “BB”, “B”, “CCC” and “CC” is regarded, on balance, as having significant speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB” rating.

Debt rated “CCC” is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used to debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.  It is currently highly vulnerable to default.

The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating “CI” is reserved for income bonds on which no interest is being paid.

Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

“NR” indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the legal investment laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

MOODY’S INVESTORS SERVICE, INC.: Its ratings for municipal bonds include the following:

Bonds which are rated “Aaa” are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated “A” possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated “C” are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING OF MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

STANDARD & POOR’S RATINGS SERVICES. A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols are as follows:

SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.

SP-3 - Speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICES. Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. In the case of variable rate demand obligations, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of variable rate demand obligations is designated as VMIG. Moody’s ratings for short-term loans have the following definitions:

MIG-1/VMIG-1. This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG-3. This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG. This designation denotes speculative-grade quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

RATING OF TAX-EXEMPT DEMAND BONDS

Standard & Poor’s assigns “dual” ratings to all debt issues that have a participation or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, “AAA/A-1+”). For the newer “demand notes”, Standard & Poor’s note rating symbols, combined with the commercial paper symbols, are used (for example, “SP-1+/A-1+”).

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH, INC.

The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB

Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent or inevitable default.

D

Default. The ratings of obligations in this category indicate that an issuer has entered default, and are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. Expected recovery values are highly speculative and cannot be estimated with any precision. Entities rated in this category have defaulted on some or all of their obligations, and have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

FITCH, INC.

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. Good capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”.

“NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when the issue or issuer is no longer rated by Fitch Ratings.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

[AFHVITSAI14]

PART C

OTHER INFORMATION

Item 28.	Exhibits

a.(i)	Amended and Restated Agreement and Declaration of Trust (filed herewith)

b.	Amended and Restated By-Laws (filed herewith)

c.	Not Applicable

d.	Form of Investment Management Agreement between Hartford Investment Management Company and the Registrant (filed herewith)

e.	Form of Principal Underwriting Agreement between the Registrant and HIMCO Distribution Services Company (filed herewith)

f.	Not Applicable

g.	Master Custodian Contract with State Street Bank and Trust Company (to be filed by amendment)

h.(i)	Transfer Agency and Service Agreement (to be filed by amendment)

h.(ii)	Fund Accounting Agreement (to be filed by amendment)

h.(iii)	Form of Expense Limitation Agreement between the Registrant and Hartford Investment Management Company (filed herewith)

h.(iv)

Form of Advisory Fee Waiver Agreement between the Registrant and Hartford Investment Management Company (HIMCO VIT American Funds Asset Allocation Fund, HIMCO VIT American Funds Blue Chip Income and Growth Fund, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Bond Fund, HIMCO VIT American Funds Global Growth and Income Fund, HIMCO VIT American Funds Global Growth Fund, HIMCO VIT American Funds Global Small Capitalization Fund, HIMCO VIT American Funds Growth Fund, HIMCO VIT American Funds Growth-Income Fund, HIMCO VIT American Funds International Fund, HIMCO VIT American Funds New World Fund) (filed herewith)

i.	Opinion and Consent of Counsel (to be filed by amendment)

j.	Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

k.	Not Applicable

l.	Not Applicable

m.	Rule 12b-1 Distribution Plan related to Class IB Shares (filed herewith)

n.	Multiple Class Plan Pursuant to Rule 18f-3 (filed herewith)

o.	Not Applicable

p.(i)	Code of Ethics of the Registrant (to be filed by amendment)

p.(ii)	Code of Ethics of Hartford Investment Management Company (filed herewith)

p.(iii)	Code of Ethics of HIMCO Distribution Services Company (filed herewith)

q.	Power of Attorney dated April 30, 2014 (filed herewith)

Item 29.  Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 30. Indemnification

Reference is made to the subsections of Article IX of the Declaration of Trust (“Declaration”) for the Registrant (also, the “Trust”).  All section references below are to those contained in the Declaration.

Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust or the applicable Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.  No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.  To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.  As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification.  Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.  Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a merger or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications.  Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-Laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-Laws.

The Registrant’s various agreements with its service providers provide for indemnification.

Item 31.  Business and Other Connections of Investment Adviser

Hartford Investment Management Company (“HIMCO”) serves as investment adviser to the funds included in this Registration Statement.

Name	Position with Hartford Investment Management Company*	Other Business*
Brion S. Johnson	President and Director	Chief Investment Officer and Executive Vice President of The Hartford Financial Services Group, Inc. (HIG), Director of HIMCO Distribution Services Company (HDSC)
Ronald A. Mendel	Managing Director and Director	None
Mark J. Niland	Managing Director and Director	Director and Senior Vice President of HLIC and Hartford Life and Accident Insurance Company (HLAIC**), Senior Vice President of HIG
Paul A. Bukowski	Executive Vice President	None
Tracy T. Eccles	Executive Vice President	None
Ira Edelblum	Executive Vice President	None
Eric M. Fay	Executive Vice President	None
Carlos R. Feged	Executive Vice President	Senior Vice President of HIG and Hartford Life Insurance Company (HLIC**)
Matthew J. Poznar	Executive Vice President	President of HVIT and Director of HDSC
Michael A. Bell	Chief Financial Officer	Director of HDSC, Vice President of HIG
Robert J. Lewton	Chief Compliance Officer and Assistant Secretary	Chief Compliance Officer of HVIT
Brenda J. Page	Secretary and Chief Legal Officer	Secretary of HDSC, Chief Legal Officer and Secretary of HIMCO Variable Insurance Trust (HVIT)
Robert Paiano	Treasurer	Senior Vice President, Treasurer and Director of HLIC, HLAIC, Senior Vice President and Treasurer of HLI, HIG, and Treasurer of HIMCO
Michael J. Fixer	Assistant Treasurer	Assistant Treasurer and Assistant Vice President of HLIC, HLAIC, Hartford Life, Inc. (HLI**), HIG and Assistant Treasurer of HIMCO
Kathleen E. Jorens	Assistant Treasurer	Assistant Treasurer and Vice President of HLIC, HLAIC, HLI, HIG, and Assistant Treasurer of HIMCO

*	Unless otherwise indicated, principal business address is One Hartford Plaza, Hartford, CT 06155.
**	Principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.

Item 32.         Principal Underwriters

HIMCO Distribution Services Company (“HDSC”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc.

The Directors and principal officers of HDSC and their position with the Registrant are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
Matthew J. Poznar	Director	President
Brion S. Johnson	Director	Trustee
Michael A. Bell	Director	Treasurer
Christopher J. Dagnault**	Chief Executive Officer and President	None
Robert W. Paiano	Senior Vice President and Treasurer	None
Diana Benken***	Chief Financial Officer, Controller/FINOP	None
Christopher S. Conner****	Chief Compliance Officer, AML Officer, Privacy Officer	AML Compliance Officer
Kathleen E. Jorens	Vice President and Assistant Treasurer	None
George Jay	Assistant Vice President	Chief Administrative Officer
Michael R. Hazel***	Assistant Vice President	None
Michael J. Fixer	Assistant Vice President and Assistant Treasurer	None
Brenda J. Page	Secretary	Chief Legal Officer and Secretary
Cathleen Shine***	Assistant Secretary	None
Laura K. Kealey	Assistant Secretary	None
Linda M. Stachelek	Assistant Secretary	None
Audrey E. Hayden	Assistant Secretary	None
Sarah J. Harding	Assistant Secretary	None

*	Unless otherwise indicated, principal business address is One Hartford Plaza, Hartford, CT 06155.
**	Principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.
***	Principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
****	Principal business address is. 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087.

Item 33. Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by the Registrant’s custodian and transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111. Registrant’s financial ledgers and other corporate records are maintained at its offices at One Hartford Plaza, Hartford, CT 06155.

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 3rd day of June, 2014.

HIMCO VARIABLE INSURANCE TRUST

By:	/s/ Matthew Poznar
Matthew Poznar
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Matthew Poznar	President (Chief Executive Officer)	June 3, 2014
Matthew Poznar

/s/ Michael Bell	Treasurer (Chief Financial Officer)	June 3, 2014
Michael Bell

*	Trustee	June 3, 2014
Paul Braverman

*	Trustee	June 3, 2014
Brion Johnson

*	Trustee	June 3, 2014
Mark Osterheld

*	Trustee	June 3, 2014
Hugh Whelan

*	Trustee	June 3, 2014
Vanessa Wilson

/s/ Brenda J. Page		June 3, 2014
* By Brenda J. Page
Attorney-in-fact

* Pursuant to Power of Attorney dated April 30, 2014 (filed herewith).

Exhibit List

a.(i)	Amended and Restated Agreement and Declaration of Trust
b.	Amended and Restated By-Laws
d.	Form of Investment Management Agreement between Hartford Investment Management Company and the Registrant
e.	Form of Principal Underwriting Agreement the Registrant and HIMCO Distribution Services Company
h.(iii)	Form of Expense Limitation Agreement between the Registrant and Hartford Investment Management Company
h.(iv)	Form of Advisory Fee Waiver Agreement between the Registrant and Hartford Investment Management Company
m.	Rule 12b-1 Distribution Plan
n.	Multiple Class Plan Pursuant to Rule 18f-3
p.(ii)	Code of Ethics of Hartford Investment Management Company
p.(iii)	Code of Ethics of HIMCO Distribution Services Company
q.	Power of Attorney dated April 30, 2014